UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.7% of Net Assets)
2,710	Honeywell International, Inc.	$284,686
1,785	TransDigm Group, Inc. (1)	403,945

	Total Aerospace & Defense	688,631

	Airlines (2.3%)
7,085	American Airlines Group, Inc.	284,108

	Banks (11.7%)
4,375	JPMorgan Chase & Co.	299,819
3,795	M&T Bank Corp.	497,714
10,745	Wells Fargo & Co.	621,813

	Total Banks	1,419,346

	Beverages (3.0%)
3,000	Anheuser-Busch InBev NV (Belgium) (SP ADR)	358,650

	Biotechnology (6.5%)
2,260	Amgen, Inc.	399,094
2,965	Celgene Corp. (1)	389,156

	Total Biotechnology	788,250

	Capital Markets (3.3%)
1,930	Goldman Sachs Group, Inc. (The)	395,785

	Chemicals (5.4%)
2,210	Air Products & Chemicals, Inc.	314,947
2,950	Ecolab, Inc.	341,640

	Total Chemicals	656,587

	Containers & Packaging (3.8%)
8,760	Sealed Air Corp.	465,769

	Energy Equipment & Services (0.9%)
1,355	Schlumberger, Ltd.	112,221

	Food & Staples Retailing (3.6%)
3,825	CVS Health Corp.	430,198

	Food Products (6.1%)
3,205	Hershey Co. (The)	297,713
5,065	Mead Johnson Nutrition Co.	447,695

	Total Food Products	745,408

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.0%)
1,085	McKesson Corp.	$239,318

	Hotels, Restaurants & Leisure (2.2%)
4,705	Las Vegas Sands Corp.	263,668

	Industrial Conglomerates (2.3%)
1,650	Roper Technologies, Inc.	275,996

	Insurance (2.1%)
2,290	ACE, Ltd. (Switzerland)	249,083

	Life Sciences Tools & Services (3.0%)
2,645	Thermo Fisher Scientific, Inc.	369,057

	Machinery (2.4%)
3,830	IDEX Corp.	291,195

	Multiline Retail (5.8%)
3,950	Dollar General Corp.	317,461
4,995	Dollar Tree, Inc. (1)	389,760

	Total Multiline Retail	707,221

	Oil, Gas & Consumable Fuels (4.4%)
2,710	EOG Resources, Inc.	209,185
6,260	Williams Companies, Inc. (The)	328,525

	Total Oil, Gas & Consumable Fuels	537,710

	Pharmaceuticals (6.7%)
5,360	AbbVie, Inc.	375,253
1,332	Allergan plc (Ireland) (1)	441,092

	Total Pharmaceuticals	816,345

	Road & Rail (2.3%)
2,840	Union Pacific Corp.	277,156

	Specialty Retail (2.3%)
1,610	Advance Auto Parts, Inc.	280,478

	Technology Hardware, Storage & Peripherals (3.3%)
3,255	Apple, Inc.	394,831

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (2.2%)
2,270	PVH Corp.	$263,411

	Total Common Stock (Cost: $9,897,081) (93.3%)	11,310,422

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (5.7%)
4,841	EQT Midstream Partners LP	381,374
4,438	Magellan Midstream Partners LP	312,435
	Total Oil, Gas & Consumable Fuels	693,809

	Total Master Limited Partnership (Cost: $768,193) (5.7%)	693,809

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $19,220) (0.1%)
$19,220	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $25,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $24,247) (Total Amount to be Received Upon Repurchase $19,220)	19,220

	Total Investments (Cost: $10,684,494) (99.1%)	12,023,451
	Excess of Other Assets over Liabilities (0.9%)	104,540

	Net Assets (100.0%)	$12,127,991

Notes to the Schedule of Investments:

(1)		Non-income producing security.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	5.7%
Airlines	2.3
Banks	11.7
Beverages	3.0
Biotechnology	6.5
Capital Markets	3.3
Chemicals	5.4
Containers & Packaging	3.8
Energy Equipment & Services	0.9
Food & Staples Retailing	3.6
Food Products	6.1
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	2.2
Industrial Conglomerates	2.3
Insurance	2.1
Life Sciences Tools & Services	3.0
Machinery	2.4
Multiline Retail	5.8
Oil, Gas & Consumable Fuels	10.1
Pharmaceuticals	6.7
Road & Rail	2.3
Specialty Retail	2.3
Technology Hardware, Storage & Peripherals	3.3
Textiles, Apparel & Luxury Goods	2.2
Short-Term Investments	0.1

Total	99.1%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Affiliated Investment Companies	Value
	Diversified U.S. Equity Funds (45.8% of Net Assets)
124,906	TCW Global Real Estate Fund — I Class (1)	$1,231,577
91,107	TCW Growth Equities Fund — I Class (1)(2)	1,125,168
154,961	TCW High Dividend Equities Fund — I Class (1)	1,551,162
173,451	TCW Relative Value Large Cap Fund — I Class (1)	3,933,874
38,236	TCW Relative Value Mid Cap Fund — I Class (1)	907,728
229,143	TCW Select Equities Fund — I Class (1)	6,846,785

	Total Diversified U.S. Equity Funds	15,596,294

	Diversified U.S. Fixed Income Funds (48.2%)
642,646	Metropolitan West Total Return Bond Fund — I Class (1)	6,972,709
917,400	TCW Total Return Bond Fund — I Class (1)	9,440,046

	Total Diversified U.S. Fixed Income Funds	16,412,755

	Total Affiliated Investment Companies (Cost: $27,573,828) (94.0%)	32,009,049

	Non Affiliated Investment Companies
	Exchange-Traded Fund (1.5%)
24,160	ProShares UltraShort MSCI Emerging Markets (2)	490,931

	Total Non Affiliated Investment Companies (Cost: $596,381) (1.5%)	490,931

	Total Investments (Cost: $28,170,209) (95.5%)	32,499,980
	Excess of Other Assets over Liabilities (4.5%)	1,541,733

	Net Assets (100.0%)	$34,041,713

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	45.8%
Diversified U.S. Fixed Income Funds	48.2
Exchange-Traded Funds	1.5

Total	95.5%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Argentina (Cost: $83,122) (1.4% of Net Assets)
3,020	YPF S.A. (SP ADR)	$69,248

	Brazil (Cost: $51,763) (0.9%)
8,370	Ambev S.A. (ADR)	47,542

	Chile (Cost: $40,266) (0.7%)
2,040	Embotelladora Andina S.A. (ADR)	33,966

	China (27.7%)
8,400	AIA Group, Ltd.	54,746
52,000	AviChina Industry & Technology Co., Ltd. — Class H	43,519
290	Baidu, Inc. (SP ADR) (1)	50,071
66,000	Beijing Enterprises Water Group, Ltd.	49,266
56,598	CGN Power Co., Ltd. — Class H	24,876
136,000	China Construction Bank Corp. — Class H	110,769
31,000	China Everbright International, Ltd.	47,387
26,000	China Machinery Engineering Corp. — Class H	19,628
85,500	China Minsheng Banking Corp., Ltd. — Class H	95,900
7,000	China Mobile, Ltd.	91,455
83,000	Cosmo Lady China Holdings Co., Ltd.	89,122
240,000	CT Environmental Group, Ltd.	84,826
7,100	Hengan International Group Co., Ltd.	79,176
46,000	HKT Trust & HKT, Ltd. — Class SS	56,014
18,000	Huaneng Power International, Inc. — Class H	21,835
153,000	Industrial & Commercial Bank of China, Ltd. — Class H	105,109
2,790	JD.com, Inc. (ADR) (1)	92,154
5,500	MTR Corp., Ltd.	24,486
8,000	Ping An Insurance Group Co. of China, Ltd. — Class H	45,985
10,800	Tencent Holdings, Ltd.	200,794
1,150	Vipshop Holdings, Ltd. (ADR) (1)	22,414

	Total China (Cost: $1,519,003)	1,409,532

	Czech Republic (Cost: $26,182) (0.5%)
115	Komercni banka as	25,874

	Egypt (3.2%)
14,780	Commercial International Bank Egypt SAE (GDR)	99,174
1,420	Eastern Tobacco	38,991
4,375	ElSwedy Electric Co. (1)	25,965

	Total Egypt (Cost: $169,218)	164,130

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Hungary (Cost: $82,475) (1.7%)
4,160	OTP Bank PLC	$85,641

	India (2.0%)
425	HDFC Bank, Ltd. (ADR)	26,550
7,700	ICICI Bank, Ltd. (SP ADR)	77,539

	Total India (Cost: $106,993)	104,089

	Indonesia (Cost: $60,527) (1.1%)
1,275,000	Multipolar Tbk PT	55,078

	Japan (Cost: $53,698) (0.9%)
260	FANUC Corp.	43,378

	Kenya (Cost: $97,335) (1.6%)
577,700	Safari.com, Ltd.	81,318

	Malaysia (Cost: $50,028) (1.0%)
70,800	My EG Services BHD	48,806

	Mexico (2.4%)
760	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	68,887
10,150	Grupo Financiero Banorte S.A.B. de C.V. — Class O	53,927

	Total Mexico (Cost: $122,796)	122,814

	Nigeria (Cost: $52,359) (0.9%)
73,500	Nigerian Breweries PLC	44,707

	Philippines (Cost: $79,675) (1.5%)
18,650	Universal Robina Corp.	78,047

	Poland (Cost: $40,791) (0.7%)
860	Bank Pekao S.A.	36,447

	Russia (7.1%)
1,560	Lukoil PJSC (SP ADR)	63,804
1,970	Magnit PJSC (Reg. S) (GDR) (2)	106,872
9,310	Mobile TeleSystems PJSC	34,208
810	NovaTek OAO (GDR)	80,798
64,570	Sberbank of Russia	75,863

	Total Russia (Cost: $386,480)	361,545

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	South Africa (6.1%)
1,340	Aspen Pharmacare Holdings, Ltd.	$39,342
7,290	MTN Group, Ltd.	121,689
720	Naspers, Ltd. — N Shares	100,606
1,960	Shoprite Holdings, Ltd.	26,078
3,950	Steinhoff International Holdings, Ltd.	23,945

	Total South Africa (Cost: $343,518)	311,660

	South Korea (5.6%)
600	Coway Co., Ltd.	50,089
115	Hyundai Mobis Co., Ltd.	20,980
215	Hyundai Motor Co.	27,389
2,470	KB Financial Group, Inc.	77,602
110	LG Chem, Ltd.	23,519
50	LG Household & Health Care, Ltd.	36,619
50	Samsung Electronics Co., Ltd.	50,728

	Total South Korea (Cost: $285,392)	286,926

	Taiwan (Cost: $206,924) (3.9%)
8,970	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	198,327

	Turkey (4.2%)
23,410	Akbank TAS	62,687
39,060	Turkiye Garanti Bankasi A.S.	115,564
5,980	Ulker Biskuvi Sanayi A.S.	33,334

	Total Turkey (Cost: $232,168)	211,585

	Total Common Stock (Cost: $4,090,713) (75.1%)	3,820,660

	Exchange-Traded Funds
	India (9.8%)
7,450	iShares India 50 ETF	228,417
8,750	iShares MSCI India ETF	271,688

	Total India (Cost: $493,561)	500,105

	Total Exchange-Traded Funds (Cost: $493,561) (9.8%)	500,105

	Participation Notes
	Saudi Arabia (4.2%)
2,170	Al Mouwasat Medical Services (HSBC) (expires 4/16/18)	82,991

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Participation Notes	Value
	Saudi Arabia (Continued)
1,290	Bupa Arabia For Cooperative Insurance (HSBC) (expires 2/6/19)	$92,447
2,700	Yanbu National Petrochemical (HSBC) (expires 10/10/16)	37,815

	Total Saudi Arabia (Cost: $206,057)	213,253

	Taiwan (7.1%)
4,000	Advantech Co., Ltd. (HSBC) (expires 7/2/18)	26,975
3,300	Catcher Technology Co., Ltd. (HSBC) (expires 7/16/18)	36,380
62,200	Cathay Financial Holding Co. (HSBC) (expires 7/2/18)	100,533
22,500	Chailease Holding Co., Ltd. (HSBC) (expires 7/2/18)	47,020
1,050	Hermes Microvision, Inc. (HSBC) (expires 7/2/18)	52,367
950	Largan Precision Co., Ltd. (HSBC) (expires 7/2/18)	96,518

	Total Taiwan (Cost: $414,046)	359,793

	Total Participation Notes (Cost: $620,103) (11.3%)	573,046

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $195,748) (3.8%)
$195,748	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $210,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $203,675) (Total Amount to be Received Upon Repurchase $195,748)	195,748

	Total Investments (Cost: $5,400,125) (100.0%)	5,089,559
	Excess of Other Assets over Liabilities (0.0%)	1,354

	Total Net Assets (100.0%)	$5,090,913

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
MTN	-	Medium Term Note.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2015, the value of these securities amounted to $106,872 or 2.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	0.9%
Auto Components	0.4
Automobiles	0.5
Banks	20.6
Beverages	3.8
Chemicals	1.3
Commercial Services & Supplies	0.9
Construction & Engineering	0.4
Diversified Financial Services	0.9
Diversified Telecommunication Services	1.1
Electrical Equipment	0.5
Exchange-Traded Fund (ETF)	9.8
Food & Staples Retailing	2.6
Food Products	2.2
Healthcare-Services	1.7
Household Durables	1.5
Household Products	0.7
Independent Power and Renewable Electricity Producers	0.9
Insurance	5.8
Internet & Catalog Retail	2.2
Internet Software & Services	4.9
IT Services	1.0
Machinery	0.8
Media	2.0
Metals & Mining	0.7
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	4.2
Personal Products	1.6
Pharmaceuticals	0.8
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	4.9
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	1.7
Tobacco	0.8
Water Utilities	2.6
Wireless Telecommunication Services	6.5
Short-Term Investments	3.8

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Argentina (1.8% of Net Assets)
EUR	195,000	Argentine Republic Government International Bond, 2.26%, due 12/31/38 (1)	$111,364
	$224,326	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	215,353
	363,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	350,985
	150,000	Provincia de Buenos Aires, (144A), 9.95%, due 06/09/21 (2)	149,715
	50,000	YPF S.A., (Reg. S), 8.875%, due 12/19/18 (3)	52,500

		Total Argentina (Cost: $860,919)	879,917

		Brazil (2.4%)
BRL	470,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	119,811
BRL	100,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	26,245
BRL	400,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	99,301
	$100,000	Brazilian Government International Bond, 4.25%, due 01/07/25	94,850
	330,000	Brazilian Government International Bond, 5.625%, due 01/07/41	307,857
	81,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	79,380
	380,000	Petrobras Global Finance BV, 4.875%, due 03/17/20	352,412
	30,000	Petrobras Global Finance BV, 5.75%, due 01/20/20	28,788
	122,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	122,793

		Total Brazil (Cost: $1,267,972)	1,231,437

		Chile (1.4%)
	250,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (2)	247,107
	200,000	Latam Airlines Group S.A., (144A), 7.25%, due 06/09/20 (2)	204,600
	230,000	Latam Airlines Pass-Through Trust (2015-1), (144A), 4.2%, due 11/15/27 (2)	226,747

		Total Chile (Cost: $678,437)	678,454

		China (0.9%)
	250,000	Industrial & Commercial Bank of China, Ltd., (144A), 6%, due 12/29/49 (2)(4)(5)	260,907
	200,000	Shimao Property Holdings Ltd, (Reg. S), 6.625%, due 01/14/20 (3)	206,000

		Total China (Cost: $455,307)	466,907

		Colombia (2.2%)
	250,000	Bancolombia S.A., 5.125%, due 09/11/22	250,425
	150,000	BBVA Colombia S.A., (144A), 4.875%, due 04/21/25 (2)	149,865
	100,000	Colombia Government International Bond, 4%, due 02/26/24	100,125
	200,000	Colombia Government International Bond, 5%, due 06/15/45	186,500
	200,000	Colombia Telecomunicaciones S.A. ESP, (Reg. S), 5.375%, due 09/27/22 (3)	199,600
	70,000	Ecopetrol S.A., 5.375%, due 06/26/26	68,005

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Colombia (Continued)
	$200,000	Pacific Rubiales Energy Corp., (Reg. S), 5.375%, due 01/26/19 (3)	$142,500

		Total Colombia (Cost: $1,160,335)	1,097,020

		Costa Rica (Cost: $197,300) (0.4%)
	200,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (3)	192,000

		Croatia (0.8%)
	200,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23 (3)	206,500
	200,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24 (3)	211,500

		Total Croatia (Cost: $424,072)	418,000

		Dominican Republic (1.1%)
	150,000	Dominican Republic International Bond, (144A), 5.5%, due 01/27/25 (2)	151,500
	200,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (2)	201,400
	200,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (3)	208,500

		Total Dominican Republic (Cost: $558,394)	561,400

		El Salvador (Cost: $175,000) (0.3%)
	175,000	El Salvador Government International Bond, (144A), 6.375%, due 01/18/27 (2)	167,344

		Guatemala (0.9%)
	250,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (3)	265,700
	180,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (2)	174,825

		Total Guatemala (Cost: $438,175)	440,525

		Hungary (1.8%)
	180,000	Hungary Government International Bond, 5.375%, due 03/25/24	196,614
	200,000	Hungary Government International Bond, 5.75%, due 11/22/23	224,120
	475,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (2)	480,923

		Total Hungary (Cost: $888,544)	901,657

		India (2.0%)
INR	15,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	243,178
	$200,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (3)(4)	207,720
INR	9,840,000	India Government Bond, 7.28%, due 06/03/19	151,176
INR	13,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	208,762

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	India (Continued)
$200,000	Vedanta Resources PLC, (Reg. S), 6%, due 01/31/19 (3)	$185,620

	Total India (Cost: $1,014,725)	996,456

	Indonesia (2.0%)
200,000	Indonesia Government International Bond, (144A), 4.125%, due 01/15/25 (2)	198,000
200,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (2)	193,000
200,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (3)	193,800
200,000	Perusahaan Gas Negara Persero Tbk PT, (144A), 5.125%, due 05/16/24 (2)	202,700
200,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (2)	197,750

	Total Indonesia (Cost: $999,078)	985,250

	Israel (Cost: $560,252) (1.1%)
550,000	Israel Electric Corp., Ltd., (144A), 5%, due 11/12/24 (2)	571,680

	Ivory Coast (Cost: $195,910) (0.4%)
200,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (2)	193,000

	Jamaica (Cost: $199,920) (0.4%)
200,000	Jamaica Government International Bond, 6.75%, due 04/28/28	200,540

	Kazakhstan (Cost: $197,952) (0.4%)
200,000	Kazakhstan Government International Bond, (144A), 5.125%, due 07/21/25 (2)	198,340

	Lebanon (0.7%)
250,000	Lebanon Government International Bond, (Reg. S), 5.8%, due 04/14/20 (3)	255,230
115,000	Lebanon Government International Bond, (Reg. S), 6%, due 05/20/19 (3)	119,025

	Total Lebanon (Cost: $373,459)	374,255

	Mexico (2.3%)
200,000	Alfa S.A.B. de C.V., (Reg. S), 6.875%, due 03/25/44 (3)	208,000
200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (2)	208,900
100,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19 (3)	112,640
350,000	Mexico Government International Bond, 4.6%, due 01/23/46	333,340
100,000	Petroleos Mexicanos, (Reg. S), 4.25%, due 01/15/25 (3)	97,650
200,000	Petroleos Mexicanos, (Reg. S), 5.5%, due 06/27/44 (3)	185,900

	Total Mexico (Cost: $1,144,474)	1,146,430

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Mongolia (Cost: $200,000) (0.4%)
$200,000	Trade & Development Bank of Mongolia LLC, (144A), 9.375%, due 05/19/20 (2)	$205,700

	Oman (Cost: $200,000) (0.4%)
200,000	Lamar Funding, Ltd., (144A), 3.958%, due 05/07/25 (2)	194,250

	Pakistan (Cost: $199,000) (0.4%)
200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (2)	214,500

	Panama (Cost: $249,130) (0.5%)
250,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (2)	257,825

	Paraguay (0.6%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (2)	155,535
150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (2)	159,630

	Total Paraguay (Cost: $305,030)	315,165

	Peru (1.3%)
150,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (2)(4)	152,250
250,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (2)(4)	251,250
150,000	InRetail Consumer, (Reg. S), 5.25%, due 10/10/21 (3)	155,812
100,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22 (3)	94,750

	Total Peru (Cost: $653,356)	654,062

	Romania (1.0%)
200,000	Romanian Government International Bond, (Reg. S), 4.375%, due 08/22/23 (3)	209,005
250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (3)	269,691

	Total Romania (Cost: $485,597)	478,696

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Russia (2.3%)
	$200,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 4.95%, due 07/19/22 (3)	$185,000
	115,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., (Reg. S), 8.625%, due 06/22/20 (3)	125,510
RUB	6,383,000	Russian Federal Bond — OFZ, 6.4%, due 05/27/20	88,385
RUB	4,483,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	69,848
	$200,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22 (3)	194,120
	300,000	Russian Foreign Bond — Eurobond, (Reg. S), 5%, due 04/29/20 (3)	307,073
	200,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.18%, due 06/28/19 (3)	199,000

		Total Russia (Cost: $1,197,803)	1,168,936

		Serbia (Cost: $211,753) (0.4%)
	200,000	Republic of Serbia, (Reg. S), 5.875%, due 12/03/18 (3)	211,125

		Slovenia (Cost: $230,447) (0.4%)
	200,000	Slovenia Government International Bond, (Reg. S), 5.5%, due 10/26/22 (3)	225,250

		South Africa (0.8%)
	200,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (3)	174,500
	200,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25 (2)	203,500

		Total South Africa (Cost: $384,136)	378,000

		South Korea (Cost: $200,000) (0.4%)
	200,000	Woori Bank, (144A), 5%, due 06/10/45 (2)(4)	199,980

		Sri Lanka (Cost: $300,000) (0.6%)
	300,000	Sri Lanka Government International Bond, (144A), 6.125%, due 06/03/25 (2)	295,740

		Turkey (1.6%)
	200,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (2)	195,300
	250,000	Turkey Government International Bond, 3.25%, due 03/23/23	230,887
	350,000	Turkey Government International Bond, 5.125%, due 03/25/22	365,400

		Total Turkey (Cost: $817,408)	791,587

		Ukraine (Cost: $564,262) (0.7%)
	575,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (3)	360,813

		United Arab Emirates (Cost: $226,559) (0.4%)
	200,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (3)	220,750

		Uruguay (Cost: $230,610) (0.4%)
	225,000	Uruguay Government International Bond, 5.1%, due 06/18/50	217,305

		Venezuela (0.7%)
	700,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (3)	231,770
	275,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (3)	101,750

		Total Venezuela (Cost: $674,694)	333,520

		Vietnam (Cost: $205,603) (0.4%)
	200,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (2)	200,540

		Total Fixed Income Securities (Cost: $19,325,613) (37.0%)	18,624,356

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Preferred Stock	Value
	Chile (Cost: $164,221) (0.3%)
49,700	Embotelladora Andina S.A., 2.18%	$140,889

	Total Preferred Stock (Cost: $164,221) (0.3%)	140,889

	Common Stock
	Argentina (Cost: $376,389) (0.7%)
14,730	YPF S.A. (ADR)	337,759

	Brazil (0.8%)
27,500	Ambev S.A. (ADR)	156,200
56,500	CCR S.A.	252,086

	Total Brazil (Cost: $552,661)	408,286

	China (16.1%)
56,200	AIA Group, Ltd.	366,279
157,200	AviChina Industry & Technology Co., Ltd. — Class H	131,560
1,805	Baidu, Inc. (SP ADR) (6)	311,651
344,000	Beijing Enterprises Water Group, Ltd. (6)	256,777
556,576	CGN Power Co., Ltd. — Class H	244,629
845,000	China Construction Bank Corp. — Class H	688,233
184,500	China Everbright International, Ltd.	282,030
186,950	China Machinery Engineering Corp. — Class H	141,130
239,000	China Minsheng Banking Corp., Ltd.	268,072
49,520	China Mobile, Ltd.	646,979
500,200	Cosmo Lady China Holdings Co., Ltd.,	537,095
1,296,000	CT Environmental Group, Ltd.	458,063
38,000	Hengan International Group Co., Ltd.	423,758
330,916	HKT Trust & HKT, Ltd.	402,957
1,179,460	Industrial & Commercial Bank of China, Ltd. — Class H	810,275
9,500	JD.com, Inc. (ADR) (6)	313,785
30,750	MTR Corp., Ltd.	136,899
26,900	Ping An Insurance Group Co. of China, Ltd. — Class H	154,624
237,700	Sihuan Pharmaceutical Holdings Group, Ltd.	93,096
61,612	Tencent Holdings, Ltd.	1,145,491
14,170	Vipshop Holdings, Ltd. (ADR) (6)	276,173

	Total China (Cost: $7,542,294)	8,089,556

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Czech Republic (Cost: $153,671) (0.3%)
675	Komercni banka as	$151,867

	Egypt (2.0%)
89,626	Commercial International Bank Egypt SAE	641,633
24,500	ElSwedy Electric Co. (6)	145,407
8,350	Eastern Tobacco	229,277

	Total Egypt (Cost: $941,650)	1,016,317

	Hungary (Cost: $344,690) (0.7%)
17,780	OTP Bank PLC	366,032

	India (7.5%)
89,375	Bharti Infratel, Ltd.	624,193
17,500	Divi’s Laboratories, Ltd.	535,870
29,000	Glenmark Pharmaceuticals, Ltd.	455,410
33,350	Hindustan Petroleum Corp., Ltd.	480,792
22,350	Housing Development Finance Corp., Ltd.	465,776
113,600	ITC, Ltd.	576,697
99,300	Zee Entertainment Enterprises, Ltd.	618,935

	Total India (Cost: $3,372,421)	3,757,673

	Indonesia (Cost: $438,324) (0.6%)
6,880,000	Multipolar Tbk PT	297,204

	Japan (Cost: $229,828) (0.4%)
1,345	FANUC Corp.	224,400

	Kenya (Cost: $361,886) (0.8%)
2,973,000	Safari.com, Ltd.	418,487

	Malaysia (0.7%)
8,300	British American Tobacco Malaysia BHD	146,847
332,129	My EG Services BHD	228,955

	Total Malaysia (Cost: $392,336)	375,802

	Mexico (1.3%)
4,300	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR) (6)	389,752
46,700	Grupo Financiero Banorte S.A.B. de C.V.	248,118

	Total Mexico (Cost: $699,115)	637,870

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Nigeria (Cost: $225,525) (0.4%)
297,594	Nigerian Breweries PLC	$181,015

	Pakistan (2.1%)
54,500	Engro Corp., Ltd.	173,500
105,010	Fauji Fertilizer Co., Ltd.	151,559
238,939	Habib Bank, Ltd.	548,192
31,000	Lucky Cement, Ltd.	169,202

	Total Pakistan (Cost: $859,255)	1,042,453

	Philippines (Cost: $400,863) (0.8%)
94,400	Universal Robina Corp.	395,049

	Poland (Cost: $157,501) (0.2%)
2,950	Bank Pekao S.A.	125,023

	Russia (4.4%)
10,256	Lukoil PJSC (SP ADR)	419,470
13,155	Magnit PJSC (GDR)	713,659
75,344	Mobile TeleSystems PJSC	276,836
4,985	NOVATEK OAO (GDR)	497,254
263,525	Sberbank of Russia	309,614

	Total Russia (Cost: $2,385,150)	2,216,833

	South Africa (3.4%)
5,110	Aspen Pharmacare Holdings, Ltd. (6)	150,029
37,821	MTN Group, Ltd.	631,332
4,100	Naspers, Ltd. — N Shares	572,895
15,900	Shoprite Holdings, Ltd.	211,550
23,100	Steinhoff International Holdings, Ltd.	140,032

	Total South Africa (Cost: $1,641,024)	1,705,838

	South Korea (3.1%)
3,490	Coway Co., Ltd.	291,351
410	Hyundai Mobis	74,799
1,180	Hyundai Motor Co.	150,320
12,580	KB Financial Group, Inc.	395,238
590	LG Chem, Ltd.	126,144
320	LG Household & Health Care, Ltd.	234,363
269	Samsung Electronics Co., Ltd.	272,916

	Total South Korea (Cost: $1,766,408)	1,545,131

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Taiwan (6.2%)
20,400	Catcher Technology Co., Ltd.	$224,895
423,330	Cathay Financial Holding Co., Ltd.	684,224
122,720	Chailease Holding Co., Ltd.	256,456
5,277	Hermes Microvision, Inc.	263,179
5,604	Largan Precision Co., Ltd.	569,353
191,012	Taiwan Semiconductor Manufacturing Co., Ltd.	834,724
12,500	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	276,375

	Total Taiwan (Cost: $2,926,054)	3,109,206

	Turkey (2.4%)
132,800	Akbank TAS	355,613
25,900	Arcelik A.S.	136,874
238,200	Turkiye Garanti Bankasi A.S.	704,742

	Total Turkey (Cost: $1,416,215)	1,197,229

	Total Common Stock (Cost: $27,183,260) (54.9%)	27,599,030

	Participation Notes
	Saudi Arabia (2.0%)
10,250	Al Mouwasat Medical Services (HSBC) (expires 4/16/18)	392,009
6,300	Bupa Arabia For Cooperative Insurance (HSBC) (expires 2/6/19)	451,487
9,550	Yanbu National Petrochemical (HSBC) (expires 10/10/16)	133,752

	Total Saudi Arabia (Cost: $913,492)	977,248

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,368,558) (4.7%)
$2,368,558	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $2,515,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $2,417,224) (Total Amount to be Received Upon Repurchase $2,368,558)	2,368,558

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Total Investments (Cost: $49,955,144) (98.9%)	49,710,081
Excess of Other Assets over Liabilities (1.1%)	571,901

Total Net Assets (100.0%)	$50,281,982

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (7)
Citibank N.A.	BRL	475,720	08/24/15	$140,103	$138,431	$(1,672)
Citibank N.A.	INR	15,552,000	08/24/15	240,000	241,635	1,635
Citibank N.A.	TRY	639,945	09/09/15	229,948	229,185	(763)
Morgan Stanley & Co., Inc.	BRL	306,613	09/29/15	90,008	88,149	(1,859)

				$700,059	$697,400	$(2,659)

SELL (8)
Bank of America	BRL	306,613	09/29/15	$95,000	$88,149	$6,851
Bank of America	INR	15,552,000	08/24/15	243,737	241,635	2,102
Bank of America	TRY	639,945	09/09/15	225,000	229,186	(4,186)
Citibank N.A.	BRL	750,600	08/24/15	240,000	218,419	21,581

				$803,737	$777,389	$26,348

Cross Currency Forwards
Counterparty	Contracts to Deliver/ Units of Currency	Settlement Date	Contracts to Receive/ Units of Currency	Unrealized Appreciation (Depreciation)
Citibank N.A.	MXN 794,783	10/15/15	EUR 44,500	$(116)
Morgan Stanley & Co., Inc.	MXN 1,565,243	10/15/15	EUR 86,000	(2,040)
Morgan Stanley & Co., Inc.	EUR 172,000	10/15/15	MXN 2,998,012	(4,142)

				$(6,298)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
OJSC	-	Open Joint-Stock Company.
PJSC	-	Private Joint-Stock Company.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2015

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $7,064,303 or 14.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2015, the value of these securities amounted to $6,516,304 or 13.0% of net assets.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(5)		Perpetual Maturity.

(6)		Non-income producing security.

(7)		Fund buys foreign currency, sells U.S. Dollar.

(8)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace/Defense	0.4%
Agriculture	1.9
Airlines	0.9
Apparel	1.1
Auto Manufacturers	0.3
Auto Parts & Equipment	0.1
Banks	15.5
Beverages	1.8
Building Materials	0.7
Chemicals	1.3
Commercial Services	0.9
Computers	0.6
Cosmetics/Personal Care	0.5
Diversified Financial Services	3.1
Electric	2.5
Electrical Components & Equipment	0.8
Engineering & Construction	0.3
Environmental Control	1.5
Food	2.6
Foreign Government Bonds	19.2
Gas	0.4
Healthcare-Products	1.1
Healthcare-Services	0.8
Holding Companies — Diversified	0.4
Home Furnishings	1.2
Household Products/Wares	0.2
Insurance	3.3
Internet	4.4
Machinery-Diversified	0.4
Media	2.7
Metal Fabricate & Hardware	0.4
Mining	1.0
Miscellaneous Manufacturers	1.1
Oil & Gas	6.9
Pharmaceuticals	2.2
Real Estate	0.4
Regional (State & Province)	0.3
Retail	0.3
Semiconductors	2.8
Telecommunications	7.1
Transportation	0.3
Water	0.5
Short-Term Investments	4.7

Total	98.9%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2015

Country	Percentage of Net Assets
Argentina	2.5%
Brazil	3.2
Chile	1.7
China	17.0
Colombia	2.2
Costa Rica	0.4
Croatia	0.8
Czech Republic	0.3
Dominican Republic	1.1
Egypt	2.0
El Salvador	0.3
Guatemala	0.9
Hungary	2.5
India	9.5
Indonesia	2.6
Israel	1.1
Ivory Coast	0.4
Jamaica	0.4
Japan	0.4
Kazakhstan	0.4
Kenya	0.8
Lebanon	0.7
Malaysia	0.7
Mexico	3.6
Mongolia	0.4
Nigeria	0.4
Oman	0.4
Pakistan	2.5
Panama	0.5
Paraguay	0.6
Peru	1.3
Philippines	0.8
Poland	0.2
Romania	1.0
Russia	6.7
Saudi Arabia	2.0
Serbia	0.4
Slovenia	0.4
South Africa	4.2
South Korea	3.5
Sri Lanka	0.6
Taiwan	6.2
Turkey	4.0
Ukraine	0.7
United Arab Emirates	0.4
United States	4.7

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2015

Uruguay	0.4
Venezuela	0.7
Vietnam	0.4

Total	98.9%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Australia (5.6% of Net Assets)
23,302	Scentre Group	$67,606
8,763	Westfield Corp.	64,389

	Total Australia (Cost: $133,029)	131,995

	China (3.5%)
8,000	China Overseas Land & Investment, Ltd.	25,142
9,832	Link REIT (The)	57,803

	Total China (Cost: $87,055)	82,945

	France (4.7%)
799	Klepierre	36,572
278	Unibail — Rodamco SE	74,338

	Total France (Cost: $112,910)	110,910

	Germany (Cost: $36,572) (1.5%)
1,456	Deutsche Wohnen AG	36,138

	Japan (9.5%)
3,000	Mitsubishi Estate Co., Ltd.	66,644
2,000	Mitsui Fudosan Co., Ltd.	56,909
37	Mori Hills REIT Investment Corp.	43,404
29	Nippon Prologis REIT, Inc.	57,213

	Total Japan (Cost: $239,745)	224,170

	Singapore (Cost: $62,140) (2.3%)
31,906	Global Logistic Properties, Ltd.	53,653

	United Kingdom (Cost: $50,911) (2.3%)
4,069	British Land Co. PLC (The)	53,324

	United States (64.1%)
1,807	American Capital Agency Corp.	34,803
291	AvalonBay Communities, Inc.	50,151
284	Boston Properties, Inc.	35,012
4,996	Chimera Investment Corp.	71,093
2,534	Colony Capital, Inc.	57,572
868	Digital Realty Trust, Inc.	55,786
146	Equinix, Inc.	40,721
589	Equity Residential	44,063
915	First Industrial Realty Trust, Inc.	19,160
1,782	Gaming and Leisure Properties, Inc.	58,361
1,479	General Growth Properties, Inc.	40,140

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	United States (Continued)
1,644	HCP, Inc.	$63,524
794	Health Care REIT, Inc.	55,080
1,719	Hospitality Properties Trust	47,135
3,086	Host Hotels & Resorts, Inc.	59,807
1,183	Lennar Corp.	62,746
842	Macerich Co. (The)	66,653
4,033	MDC Holdings, Inc.	120,425
4,614	MFA Financial, Inc.	34,743
1,449	Prologis, Inc.	58,844
299	Public Storage	61,349
525	Simon Property Group, Inc.	98,290
2,155	Toll Brothers, Inc. (1)	83,873
2,817	Two Harbors Investment Corp.	28,790
681	Ventas, Inc.	45,688
300	Vornado Realty Trust	29,265
6,604	WP Glimcher, Inc.	89,418

	Total United States (Cost: $1,567,405)	1,512,492

	Total Common Stock (Cost: $2,289,767) (93.5%)	2,205,627

	Preferred Stock
	United States (3.6%)
1,728	NorthStar Realty Finance Corp., 8.75%	44,790
1,591	Public Storage, 6%	40,523

	Total United States (Cost: $86,005)	85,313

	Total Preferred Stock (Cost: $86,005) (3.6%)	85,313

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $70,445) (3.0%)
$70,445	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $75,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $72,741 (Total Amount to be Received Upon Repurchase $70,445)	70,445

	Total Investments (Cost: $2,446,217) (100.1%)	2,361,385
	Liabilities in Excess of Other Assets (-0.1%)	(3,363)

	Total Net Assets (100.0%)	$2,358,022

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Building-Residential/Commercial	11.4%
Casino Services	2.5
Real Estate Management/Services	4.3
Real Estate Operations/Development	5.8
REITS-Apartments	4.0
REITS-Diversified	12.5
REITS-Health Care	6.9
REITS-Hotels	4.5
REITS-Mortgage	11.5
REITS-Office Property	1.5
REITS-Regional Malls	8.7
REITS-Shopping Centers	11.8
REITS-Storage	4.3
REITS-Warehouse/Industrial	5.7
Web Hosting/Design	1.7
Short-Term Investments	3.0

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.7% of Net Assets)
6,468	HEICO Corp.	$354,640

	Banks (2.5%)
3,900	M&T Bank Corp.	511,485

	Beverages (6.6%)
1,800	Boston Beer Co., Inc. (1)	396,936
4,510	Constellation Brands, Inc. (1)	541,290
2,705	Monster Beverage Corp. (1)	415,353

	Total Beverages	1,353,579

	Biotechnology (5.5%)
4,925	Alkermes PLC (Ireland) (1)	344,849
2,645	BioMarin Pharmaceutical, Inc. (1)	386,884
3,830	Incyte Corp. (1)	399,392

	Total Biotechnology	1,131,125

	Capital Markets (2.8%)
23,125	WisdomTree Investments, Inc.	575,812

	Diversified Consumer Services (2.0%)
4,285	MarketAxess Holdings, Inc.	419,073

	Electrical Equipment (1.9%)
3,260	Rockwell Automation, Inc.	380,703

	Energy Equipment & Services (2.5%)
4,670	Core Laboratories NV (Netherlands)	511,972

	Food & Staples Retailing (7.4%)
7,880	Diplomat Pharmacy, Inc. (1)	363,898
4,536	Pricesmart, Inc.	439,584
15,510	United Natural Foods, Inc. (1)	706,170

	Total Food & Staples Retailing	1,509,652

	Food Products (4.7%)
2,200	Blue Buffalo Pet Products, Inc. (1)	61,468
6,720	Hain Celestial Group, Inc. (The) (1)	456,826
8,544	WhiteWave Foods Co. (The) (1)	441,041

	Total Food Products	959,335

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (1.6%)
615	Intuitive Surgical, Inc. (1)	$327,900

	Health Care Technology (4.5%)
3,480	athenahealth, Inc. (1)	487,061
6,130	Cerner Corp. (1)	439,643

	Total Health Care Technology	926,704

	Hotels, Restaurants & Leisure (4.6%)
14,515	Habit Restaurants, Inc. (The) (1)	431,241
5,035	Wynn Resorts, Ltd.	519,763

	Total Hotels, Restaurants & Leisure	951,004

	Internet & Catalog Retail (2.0%)
5,240	TripAdvisor, Inc. (1)	415,951

	Internet Software & Services (8.4%)
19,930	Cornerstone OnDemand, Inc. (1)	718,676
1,435	LinkedIn Corp. (1)	291,678
22,810	Twitter, Inc. (1)	707,338

	Total Internet Software & Services	1,717,692

	Leisure Products (2.0%)
2,980	Polaris Industries, Inc.	408,439

	Life Sciences Tools & Services (1.7%)
1,571	Illumina, Inc. (1)	344,520

	Machinery (6.9%)
5,760	Graco, Inc.	411,783
4,490	Middleby Corp. (The) (1)	550,923
4,465	Wabtec Corp.	451,813

	Total Machinery	1,414,519

	Road & Rail (1.6%)
3,350	Kansas City Southern	332,287

	Semiconductors & Semiconductor Equipment (2.0%)
4,198	ARM Holdings PLC (United Kingdom) (SP ADR)	197,474
10,780	NVIDIA Corp.	215,061

	Total Semiconductors & Semiconductor Equipment	412,535

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Software (11.1%)
4,625	ANSYS, Inc. (1)	$435,444
10,090	FireEye, Inc. (1)	448,904
1,695	Mobileye NV (Netherlands) (1)	101,870
5,260	ServiceNow, Inc. (1)	423,430
5,795	Splunk, Inc. (1)	405,302
5,515	Workday, Inc. (1)	465,080

	Total Software	2,280,030

	Specialty Retail (4.7%)
3,710	CarMax, Inc. (1)	239,332
14,335	Dick’s Sporting Goods, Inc.	730,798

	Total Specialty Retail	970,130

	Technology Hardware, Storage & Peripherals (2.4%)
16,180	Stratasys, Ltd. (Israel) (1)	497,211

	Textiles, Apparel & Luxury Goods (5.3%)
20,675	Kate Spade & Co. (1)	415,981
6,745	Under Armour, Inc. (1)	669,981

	Total Textiles, Apparel & Luxury Goods	1,085,962

	Total Common Stock (Cost: $14,276,902) (96.4%)	19,792,260

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $802,634) (3.9%)
$802,634	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $845,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $819,549) (Total Amount to be Received Upon Repurchase $802,634)	802,634

	Total Investments (Cost: $15,079,536) (100.3%)	20,594,894
	Liabilities in Excess of Other Assets (-0.3%)	(66,053)

	Net Assets (100.0%)	$20,528,841

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	1.7%
Banks	2.5
Beverages	6.6
Biotechnology	5.5
Capital Markets	2.8
Diversified Consumer Services	2.0
Electrical Equipment	1.9
Energy Equipment & Services	2.5
Food & Staples Retailing	7.4
Food Products	4.7
Health Care Equipment & Supplies	1.6
Health Care Technology	4.5
Hotels, Restaurants & Leisure	4.6
Internet & Catalog Retail	2.0
Internet Software & Services	8.4
Leisure Products	2.0
Life Sciences Tools & Services	1.7
Machinery	6.9
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	2.0
Software	11.1
Specialty Retail	4.7
Technology Hardware, Storage & Peripherals	2.4
Textiles, Apparel & Luxury Goods	5.3
Short-Term Investments	3.9

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Airlines (2.4% of Net Assets)
1,540	Copa Holdings S.A. (Panama)	$116,316

	Banks (14.4%)
1,830	M&T Bank Corp.	240,004
4,480	US Bancorp	202,541
4,330	Wells Fargo & Co.	250,577

	Total Banks	693,122

	Beverages (3.0%)
3,515	Coca-Cola Co. (The)	144,396

	Capital Markets (5.4%)
8,915	Ares Capital Corp.	143,442
6,610	TPG Specialty Lending, Inc.	117,658

	Total Capital Markets	261,100

	Commercial Services & Supplies (0.7%)
655	Waste Management, Inc.	33,490

	Communications Equipment (3.8%)
2,820	QUALCOMM, Inc.	181,580

	Diversified Telecommunication Services (3.5%)
3,545	Verizon Communications, Inc.	165,871

	Energy Equipment & Services (1.1%)
3,130	Patterson-UTI Energy, Inc.	51,598

	Food & Staples Retailing (5.8%)
3,895	Wal-Mart Stores, Inc.	280,362

	Health Care Providers & Services (1.1%)
1,455	Owens & Minor, Inc.	51,158

	Hotels, Restaurants & Leisure (2.1%)
970	Wynn Resorts, Ltd.	100,133

	Household Durables (4.7%)
7,530	MDC Holdings, Inc.	224,846

	Independent Power and Renewable Electricity Producers (1.1%)
2,075	Pattern Energy Group, Inc.	50,692

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	IT Services (6.2%)
1,830	International Business Machines Corp.	$296,442

	Oil, Gas & Consumable Fuels (8.6%)
790	Chevron Corp.	69,899
2,010	Kinder Morgan, Inc.	69,626
2,335	Occidental Petroleum Corp.	163,917
1,255	Targa Resources Corp.	111,005

	Total Oil, Gas & Consumable Fuels	414,447

	Pharmaceuticals (5.8%)
1,115	AbbVie, Inc.	78,061
735	Merck & Co., Inc.	43,336
845	Teva Pharmaceutical Industries, Ltd. (Israel) (SP ADR)	58,322
6,415	Theravance, Inc.	98,278

	Total Pharmaceuticals	277,997

	REIT (15.6%)
6,760	Colony Capital, Inc.	153,587
5,890	Gaming and Leisure Properties, Inc.	192,897
610	Lamar Advertising Co.	36,631
8,025	Two Harbors Investment Corp.	82,016
21,005	WP Glimcher, Inc.	284,408

	Total REIT	749,539

	Road & Rail (0.6%)
315	Union Pacific Corp.	30,741

	Specialty Retail (1.1%)
3,720	Staples, Inc.	54,721

	Technology Hardware, Storage & Peripherals (0.5%)
200	Apple, Inc.	24,260

	Tobacco (1.6%)
1,435	Altria Group, Inc.	78,035

	Total Common Stock (Cost: $4,377,274) (89.1%)	4,280,846

	Preferred Stock
	Banks (1.7%)
3,085	Bank of America Corp., 6.5%	79,840

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Preferred Stock	Value
	REIT (2.3%)
1,680	NorthStar Realty Finance Corp., 8.75%	$43,545
2,800	Public Storage, 5.75%	69,076

	Total REIT	112,621

	Total Preferred Stock (Cost: $193,100) (4.0%)	192,461

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $335,057) (7.0%)
$335,057	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $355,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $344,308) (Total Amount to be Received Upon Repurchase $335,057)	335,057

	Total Investments (Cost: $4,905,431) (100.1%)	4,808,364
	Liabilities in Excess of Other Assets (-0.1%)	(5,393)

	Net Assets (100.0%)	$4,802,971

Written Options — Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
2	Apple, Inc., Call, Strike Price $135.00, Expires 08/21/15	$(966)	$(14)

	Total Written Options	$(966)	$(14)

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Airlines	2.4%
Banks	16.1
Beverages	3.0
Capital Markets	5.4
Commercial Services & Supplies	0.7
Communications Equipment	3.8
Diversified Telecommunication Services	3.5
Energy Equipment & Services	1.1
Food & Staples Retailing	5.8
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	2.1
Household Durables	4.7
Independent Power and Renewable Electricity Producers	1.1
IT Services	6.2
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	5.8
REIT	17.9
Road & Rail	0.6
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	0.5
Tobacco	1.6
Short-Term Investments	7.0

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Argentina (Cost: $15,840) (0.5% of Net Assets)
580	YPF S.A. (SP ADR)	$13,299

	Belgium (Cost: $26,492) (0.9%)
181	Solvay S.A.	24,360

	Canada (2.5%)
310	Alimentation Couche-Tard, Inc. — Class B	13,909
30	Constellation Software, Inc.	13,410
215	Dollarama, Inc.	12,866
250	Loblaw Cos., Ltd.	13,705
50	Valeant Pharmaceuticals International, Inc. (1)	12,876

	Total Canada (Cost: $66,176)	66,766

	China (3.8%)
2,000	AIA Group, Ltd.	13,035
40,000	China Animal Healthcare, Ltd. (1)	6,978
110	China Biologic Products, Inc. (1)	13,460
12,400	Cosmo Lady China Holdings Co., Ltd. (1)	13,315
875	JD.com, Inc. (ADR) (1)	28,901
1,373	Tencent Holdings, Ltd.	25,527

	Total China (Cost: $124,549)	101,216

	Denmark (2.3%)
425	Danske Bank A/S	13,369
479	Novo Nordisk A/S (SP ADR)	28,242
175	Pandora A/S	19,826

	Total Denmark (Cost: $54,062)	61,437

	Egypt (2.3%)
5,178	Commercial International Bank Egypt SAE	37,069
850	Eastern Tobacco	23,340

	Total Egypt (Cost: $57,783)	60,409

	Finland (Cost: $13,099) (0.5%)
731	UPM-Kymmene OYJ	13,584

	France (7.9%)
253	Atos SE	19,340
370	Bouygues S.A.	13,660
135	Cap Gemini S.A.	12,974
395	Dassault Systemes	29,965

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	France (Continued)
70	LVMH Moet Hennessy Louis Vuitton SE	$13,173
1,635	Orange S.A.	27,058
341	Publicis Groupe S.A.	25,944
125	Renault S.A.	11,576
525	Sanofi (ADR)	28,345
350	SCOR SE	13,493
590	Veolia Environnement S.A.	13,257

	Total France (Cost: $202,438)	208,785

	Germany (5.9%)
135	Amadeus Fire AG	13,336
145	Deutsche Boerse AG	13,251
720	Deutsche Telekom AG	13,098
330	Evonik Industries AG	13,304
375	Fresenius Medical Care AG & Co., KGaA	30,868
190	Merck KGaA	19,451
530	ProSiebenSat.1 Media SE	27,258
770	TUI AG	13,245
135	Wacker Chemie AG	13,637

	Total Germany (Cost: $158,931)	157,448

	Hungary (Cost: $12,414) (0.5%)
635	OTP Bank PLC	13,073

	India (3.5%)
1,670	Glenmark Pharmaceuticals, Ltd.	26,225
915	Hindustan Petroleum Corp., Ltd.	13,191
1,290	Housing Development Finance Corp.	26,884
2,620	ITC, Ltd.	13,301
1,725	LIC Housing Finance, Ltd.	13,412

	Total India (Cost: $85,100)	93,013

	Indonesia (Cost: $12,404) (0.5%)
10,600	Matahari Department Store Tbk PT	13,686

	Ireland (4.3%)
429	Allegion PLC	27,121
450	CRH PLC (SP ADR)	13,369
155	Endo International PLC (1)	13,569
2,289	James Hardie Industries PLC (ADR)	31,804

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Ireland (Continued)
105	Shire PLC (ADR)	$28,015

	Total Ireland (Cost: $104,682)	113,878

	Italy (4.0%)
210	Ei Towers SpA	13,562
260	EXOR SpA	13,161
3,430	FinecoBank Banca Fineco SpA (1)	27,485
5,150	Intesa Sanpaolo SpA	19,947
180	Luxottica Group SpA	13,131
2,850	UniCredit SpA	19,013

	Total Italy (Cost: $99,440)	106,299

	Japan (21.3%)
800	Alfresa Holdings Corp.	13,402
782	Alps Electric Co., Ltd.	24,656
4,000	ANA Holdings, Inc.	12,741
740	ASKUL Corp.	26,928
900	Chugoku Electric Power Co., Inc. (The)	13,464
1,200	COOKPAD, Inc.	24,747
1,200	Dai Nippon Printing Co., Ltd.	13,320
1,800	Dai-ichi Life Insurance Co., Ltd. (The)	36,574
609	Dentsu, Inc.	34,475
318	Dip Corp.	37,465
100	East Japan Railway Co.	9,868
300	FamilyMart Co., Ltd.	14,503
740	GMO Payment Gateway, Inc.	24,226
1,000	Japan Exchange Group, Inc.	34,819
2,000	Joyo Bank, Ltd. (The)	11,833
25	Keyence Corp.	12,597
1,360	M3, Inc.	32,058
300	Makita Corp.	16,568
2,212	Mitsubishi Electric Corp.	23,765
397	Nidec Corp.	35,506
800	Nippon Telegraph & Telephone Corp.	30,820
650	OSG Corp.	13,852
900	Santen Pharmaceutical Co., Ltd.	13,245
300	Shionogi & Co., Ltd.	11,956
6,000	Sumitomo Mitsui Trust Holdings, Inc.	27,877
200	Sysmex Corp.	12,946

	Total Japan (Cost: $474,760)	564,211

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Luxembourg (Cost: $13,135) (0.5%)
100	Altice S.A. (1)	$12,706

	Mexico (Cost: $13,344) (0.5%)
10,000	Controladora Vuela Cia de Aviacion S.A.B. de C.V. (1)	13,801

	Netherlands (2.9%)
1,700	Aegon NV	13,155
245	ASML Holding NV	24,501
3,300	Koninklijke KPN NV	13,117
200	Randstad Holding NV	13,740
400	Wolters Kluwer NV	13,319

	Total Netherlands (Cost: $78,255)	77,832

	Norway (Cost: $15,818) (0.5%)
775	Statoil ASA (SP ADR)	13,105

	Pakistan (2.2%)
4,850	Engro Corp., Ltd	15,440
8,800	Fauji Fertilizer Co., Ltd.	12,701
7,000	Habib Bank, Ltd.	16,060
2,750	Lucky Cement, Ltd.	15,010

	Total Pakistan (Cost: $50,896)	59,211

	Philippines (Cost: $13,390) (0.5%)
3,030	Universal Robina Corp.	12,680

	Russia (1.5%)
385	Magnit PJSC (GDR)	20,886
17,200	Sberbank of Russia	20,208

	Total Russia (Cost: $41,386)	41,094

	South Africa (1.7%)
1,300	Mondi PLC	31,184
829	MTN Group, Ltd.	13,838

	Total South Africa (Cost: $40,806)	45,022

	South Korea (Cost: $26,663) (1.1%)
335	Coway Co., Ltd.	27,966

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Spain (4.0%)
347	Aena S.A., (144A) (1)	$38,433
610	Amadeus IT Holding S.A.	26,790
310	Bolsas y Mercados Espanoles SHMSF S.A.	12,879
875	Hispania Activos Inmobiliarios S.A. (1)	13,438
400	Industria de Diseno Textil S.A.	13,798

	Total Spain (Cost: $96,447)	105,338

	Sweden (1.5%)
420	Intrum Justitia AB	14,369
1,000	Nordea Bank AB	12,525
490	Svenska Cellulosa AB — B Shares	14,026

	Total Sweden (Cost: $39,094)	40,920

	Switzerland (5.7%)
90	Actelion, Ltd.	13,382
335	Adecco S.A.	28,111
450	Credit Suisse Group AG	13,347
12	Galenica AG	13,734
400	Gategroup Holding AG	14,859
89	Lonza Group AG	12,971
95	Roche Holding AG	27,596
590	UBS Group AG	13,638
200	Wolseley PLC	13,270

	Total Switzerland (Cost: $143,069)	150,908

	Taiwan (1.5%)
256	Largan Precision Co., Ltd.	26,009
7,500	Uni-President Enterprises Corp.	13,196

	Total Taiwan (Cost: $35,451)	39,205

	United Kingdom (11.8%)
1,550	3i Group PLC	13,361
533	ARM Holdings PLC (SP ADR)	25,072
1,640	Aviva PLC	13,325
385	BT Group PLC (SP ADR)	27,820
2,450	Direct Line Insurance Group PLC	13,972
545	Imperial Tobacco Group PLC	28,579
7,008	ITV PLC	30,643
1,950	Jupiter Fund Management PLC	14,270
650	London Stock Exchange Group PLC	26,421

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	United Kingdom (Continued)
1,550	Marks & Spencer Group PLC	$13,146
2,750	National Express Group PLC	12,984
385	Severn Trent PLC	13,227
790	Sky PLC	14,034
880	St James’s Place PLC	13,417
295	Unilever PLC	13,371
160	Whitbread PLC	12,945
1,100	WPP PLC	25,255

	Total United Kingdom (Cost: $299,835)	311,842

	United States (Cost: $13,029) (0.5%)
250	Carnival Corp.	13,322

	Total Common Stock (Cost: $2,428,788) (97.1%)	2,576,416

	Participation Notes
	Saudi Arabia (0.9%)
180	Bupa Arabia For Cooperative Insurance (HSBC) (expires 2/6/19)	12,900
840	Yanbu National Petrochemical (HSBC) (expires 10/10/16)	11,764

	Total Participation Notes (Cost: $25,769) (0.9%)	24,664

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $33,553) (1.3%)
$33,553	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $40,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $38,445) (Total Amount to be Received Upon Repurchase $33,553)	33,553

	Total Investments (Cost: $2,488,110) (99.3%)	2,634,633
	Excess of Other Assets over Liabilities (0.7%)	17,756

	Total Net Assets (100.0%)	$2,652,389

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (2)
Bank of America	EUR	74,268	08/06/15	$81,306	$82,057	$751
Bank of America	JPY	28,790,000	09/24/15	238,100	232,531	(5,569)

				$319,406	$314,588	$(4,818)

SELL (3)
Bank of America	EUR	74,268	08/06/15	$83,000	$82,057	$943
Bank of America	EUR	72,810	09/08/15	82,000	80,480	1,520
Bank of America	EUR	70,799	09/16/15	80,000	78,266	1,734
Bank of America	JPY	68,044,515	09/24/15	630,000	549,581	80,419
Bank of America	JPY	15,878,941	10/02/15	130,000	128,270	1,730
Bank of America	JPY	5,069,034	11/07/16	45,000	41,463	3,537

				$1,050,000	$960,117	$89,883

Notes to the Schedule of Investments:

EUR	-	Euro Currency.
JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Fund buys foreign currency, sells U.S. Dollar.

(3)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Air Freight & Logistics	0.5%
Airlines	1.0
Automobiles	0.5
Banks	8.3
Biotechnology	1.0
Building Products	1.0
Capital Markets	2.0
Chemicals	3.4
Commercial Services & Supplies	1.7
Communications Equipment	0.5
Construction & Engineering	0.5
Construction Materials	2.2
Diversified Financial Services	3.8
Diversified Telecommunication Services	4.2
Electric Utilities	0.5
Electrical Equipment	2.2
Electronic Equipment, Instruments & Components	2.4
Food & Staples Retailing	2.4
Food Products	1.0
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	1.7
Health Care Technology	1.2
Hotels, Restaurants & Leisure	1.5
Household Durables	1.7
Insurance	4.9
Internet & Catalog Retail	2.1
Internet Software & Services	3.2
IT Services	3.1
Life Sciences Tools & Services	0.5
Machinery	0.5
Media	7.0
Miscellaneous	0.5
Multi-Utilities	0.5
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	1.0
Paper & Forest Products	2.2
Personal Products	0.5
Pharmaceuticals	8.8
Professional Services	2.1
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	1.8
Software	1.6
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	1.5
Tobacco	2.5
Trading Companies & Distributors	0.5

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	July 31, 2015

Transportation Infrastructure	1.5
Water Utilities	0.5
Wireless Telecommunication Services	0.5
Short-Term Investments	1.2

Total	99.3%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Australia (1.4% of Net Assets)
14,200	Challenger, Ltd.	$74,636
10,554	M2 Group, Ltd.	85,384

	Total Australia (Cost: $164,352)	160,020

	Austria (1.7%)
2,430	RHI AG	60,652
7,700	Wienerberger AG	127,960

	Total Austria (Cost: $189,823)	188,612

	Belgium (Cost: $87,593) (0.9%)
705	Ackermans & van Haaren NV	108,454

	Canada (3.4%)
4,057	Amaya, Inc. (1)	99,979
960	Concordia Healthcare Corp.	76,825
6,950	Cott Corp.	78,691
910	Empire Co., Ltd.	61,835
2,625	MTY Food Group, Inc.	74,919

	Total Canada (Cost: $392,470)	392,249

	China (3.0%)
338,522	China Animal Healthcare, Ltd. (1)	59,060
74,350	China Machinery Engineering Corp. — Class H	56,127
11,600	Chlitina Holding, Ltd.	89,915
91,000	Chongqing Rural Commercial Bank Co., Ltd. — Class H	65,194
92,400	Shenzhen Expressway Co., Ltd. — Class H	68,066

	Total China (Cost: $603,089)	338,362

	Denmark (1.5%)
3,517	GN Store Nord A/S	71,975
2,644	Sydbank A/S	100,704

	Total Denmark (Cost: $161,894)	172,679

	Finland (Cost: $74,858) (0.7%)
3,765	Cramo OYJ	76,529

	France (4.1%)
1,540	Criteo SA (SP ADR) (1)	81,974
1,717	Groupe Crit	98,548
4,007	Haulotte Group S.A.	76,102
8,928	Havas S.A.	77,236

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	France (Continued)
4,470	Manitou BF SA	$87,267
1,329	Pierre & Vacances SA (1)	43,507

	Total France (Cost: $439,613)	464,634

	Germany (6.1%)
1,923	Aareal Bank AG	78,924
8,500	DIC Asset AG	74,824
3,015	Freenet AG	104,091
1,447	Gerresheimer AG	107,120
2,160	Grammer AG	60,845
1,747	Indus Holding AG	86,613
790	Krones AG	91,622
3,700	VTG AG	89,053

	Total Germany (Cost: $663,832)	693,092

	India (1.1%)
4,550	Glenmark Pharmaceuticals, Ltd. (1)	71,452
4,050	Hindustan Petroleum Corp., Ltd.	58,387

	Total India (Cost: $129,088)	129,839

	Indonesia (1.6%)
74,967	Matahari Department Store Tbk PT	96,791
678,700	Summarecon Agung Tbk PT	87,197

	Total Indonesia (Cost: $178,654)	183,988

	Ireland (2.8%)
18,750	Beazley PLC	98,654
1,060	ICON PLC (1)	85,648
4,637	Smurfit Kappa Group PLC	140,359

	Total Ireland (Cost: $284,497)	324,661

	Italy (7.6%)
12,900	Amplifon SpA	108,804
3,570	Azimut Holding SpA	89,706
2,573	Banca Generali SpA	85,170
102,912	Banca Popolare di Milano Scarl	111,983
11,750	Davide Campari-Milano SpA	94,585
1,530	Ei Towers SpA	98,805
11,664	FinecoBank Banca Fineco SpA	93,465

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Italy (Continued)
34,956	Hera SpA	$88,703
18,000	Mediaset SpA	91,692

	Total Italy (Cost: $768,443)	862,913

	Japan (21.9%)
2,750	Alps Electric Co., Ltd.	86,705
1,690	ASKUL Corp.	61,498
3,430	Bandai Namco Holdings, Inc.	76,055
7,333	Benefit One, Inc.	162,135
2,900	Cocokara fine, Inc.	108,735
1,310	CyberAgent, Inc.	56,362
4,650	Daifuku Co., Ltd.	67,205
2,485	Daiichikosho Co., Ltd.	97,740
20,200	Denki Kagaku Kogyo KK	84,029
1,443	Dip Corp.	170,005
15,400	Financial Products Group Co., Ltd.	120,727
14,800	Fuji Electric Co., Ltd.	61,207
4,555	GMO Payment Gateway, Inc.	149,120
2,300	Horiba, Ltd.	86,945
4,750	Infomart Corp.	63,133
7,000	Makino Milling Machine Co., Ltd.	60,951
14,246	Nichias Corp.	83,540
7,900	Nichiha Corp.	117,723
2,200	Nifco, Inc.	95,086
14,000	Nippon Soda Co., Ltd.	83,726
3,350	Nomura Real Estate Holdings, Inc.	66,827
1,500	NuFlare Technology, Inc.	60,602
3,300	Okinawa Electric Power Co., Inc. (The)	82,484
1,580	Pola Orbis Holdings, Inc.	96,561
6,650	Showa Corp.	61,249
15,300	Takara Leben Co., Ltd.	81,088
3,000	Tokyo Seimitsu Co., Ltd.	59,542
9,600	Zeon Corp.	93,040

	Total Japan (Cost: $2,068,775)	2,494,020

	Luxembourg (1.9%)
460	Eurofins Scientific SE	151,742
4,180	Oriflame Cosmetics SA	61,962

	Total Luxembourg (Cost: $195,507)	213,704

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Netherlands (2.5%)
3,350	Aalberts Industries NV	$105,710
2,511	Euronext NV (1)	115,274
2,550	GrandVision NV (1)	62,687

	Total Netherlands (Cost: $276,948)	283,671

	Pakistan (2.9%)
31,700	Engro Corp., Ltd.	100,917
91,755	Fauji Fertilizer Co., Ltd.	132,428
17,800	Lucky Cement, Ltd.	97,155

	Total Pakistan (Cost: $290,821)	330,500

	South Africa (Cost: $79,224) (0.8%)
4,000	Mondi PLC	95,950

	South Korea (2.6%)
2,120	CJ E&M Corp. (1)	134,300
1,950	GS Retail Co., Ltd.	87,107
3,000	Samjin Pharmaceutical Co., Ltd.	76,688

	Total South Korea (Cost: $241,149)	298,095

	Spain (1.5%)
5,300	Gamesa Corp. Tecnologica S.A. (1)	84,441
5,680	Hispania Activos Inmobiliarios SA (1)	87,230

	Total Spain (Cost: $156,144)	171,671

	Sweden (5.0%)
3,800	Bilia AB — A Shares	76,840
5,000	BillerudKorsnas AB	77,268
2,100	Holmen AB — B Shares	60,270
2,900	Intrum Justitia AB	99,212
1,864	NetEnt AB	87,272
15,300	Nordnet AB — B Shares	61,234
6,280	Wihlborgs Fastigheter AB	108,913

	Total Sweden (Cost: $551,271)	571,009

	Switzerland (3.3%)
80	Flughafen Zuerich AG	66,022
80	Galenica AG	91,562
3,872	GAM Holding AG	81,718

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Switzerland (Continued)
112	Georg Fischer AG	$75,091
370	Rieter Holding AG (1)	56,058

	Total Switzerland (Cost: $359,734)	370,451

	Taiwan (Cost: $69,229) (0.6%)
22,500	Taiwan Secom Co., Ltd.	67,632

	Turkey (Cost: $67,116) (0.6%)
8,500	TAV Havalimanlari Holding AS	64,772

	United Kingdom (13.6%)
4,750	Berendsen PLC	75,815
60,000	Debenhams PLC	82,062
6,420	Greene King PLC	86,498
38,249	Henderson Group PLC	169,735
16,992	Howden Joinery Group PLC	131,210
22,680	Indivior PLC (1)	93,365
10,800	Jupiter Fund Management PLC	79,036
38,900	Ladbrokes PLC	69,061
36,380	Lookers PLC	92,111
19,327	National Express Group PLC	91,253
7,750	Playtech, PLC	109,486
38,445	Rentokil Initial PLC	88,203
1,862	Rightmove PLC	105,721
16,300	Senior PLC	73,886
3,800	St James’s Place PLC	57,937
46,791	Taylor Wimpey PLC	141,712

	Total United Kingdom (Cost: $1,408,555)	1,547,091

	Total Common Stock (Cost: $9,902,679) (93.1%)	10,604,598

	Preferred Stock
	Germany (Cost: $90,460) (0.8%)
5,800	Villeroy & Boch AG, 3.11%	90,995

	Total Preferred Stock (Cost: $90,460) (0.8%)	90,995

	Warrants
	Canada (Cost: $0.0) (0.0%)
625,000	Petro-Victory Energy Corp., Strike Price CAD 0.50, Expires 07/22/16 (1)	—

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Total Warrants (Cost: $0) (0.0%)	—

Total Investments (Cost: $9,993,139) (93.9%)	10,695,593
Excess of Other Assets over Liabilities (6.1%)	693,485

Total Net Assets (100.0%)	$11,389,078

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (2)
Bank of America	EUR	483,187	08/06/15	$528,978	$533,864	$4,886
Bank of America	JPY	471,690,000	09/24/15	3,933,114	3,809,739	(123,375)

				$4,462,092	$4,343,603	$(118,489)

SELL (3)
Bank of America	EUR	381,807	09/08/15	$430,000	$422,028	$7,972
Bank of America	EUR	361,073	09/16/15	408,000	399,155	8,845
Bank of America	EUR	483,187	08/06/15	540,000	533,864	6,136
Bank of America	JPY	533,638,290	09/24/15	4,950,000	4,310,083	639,917
Bank of America	JPY	209,701,800	11/07/16	1,865,000	1,715,300	149,700

				$8,193,000	$7,380,430	$812,570

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
JPY	-	Japanese Yen.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Fund buys foreign currency, sells U.S. Dollar.

(3)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investment by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	0.6%
Auto Components	1.8
Banks	3.3
Beverages	1.5
Building Products	3.6
Capital Markets	4.9
Chemicals	4.3
Commercial Services & Supplies	3.0
Communications Equipment	0.9
Construction & Engineering	0.5
Construction Materials	1.4
Containers & Packaging	1.9
Diversified Financial Services	3.7
Diversified Telecommunication Services	0.7
Electric Utilities	0.7
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.6
Food & Staples Retailing	2.2
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	3.3
Household Durables	1.2
Industrial Conglomerates	0.8
Insurance	1.4
Internet & Catalog Retail	0.6
Internet Software & Services	3.6
IT Services	1.3
Leisure Products	0.7
Life Sciences Tools & Services	2.9
Machinery	5.5
Media	5.0
Multi-Utilities	0.8
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	0.5
Paper & Forest Products	1.3
Personal Products	2.3
Pharmaceuticals	4.1
Professional Services	2.2
Real Estate	2.1
Real Estate Management & Development	2.4
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	1.0
Software	1.0
Specialty Retail	3.3
Thrifts & Mortgage Finance	0.7
Trading Companies & Distributors	0.7
Transportation Infrastructure	1.8
Wireless Telecommunication Services	0.9

Total	93.9%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.1% of Net Assets)
529,885	Textron, Inc.	$23,155,974

	Air Freight & Logistics (2.2%)
142,880	FedEx Corp.	24,492,490

	Banks (7.6%)
660,000	Citigroup, Inc.	38,583,600
575,204	JPMorgan Chase & Co.	39,418,730
188,000	Zions Bancorp.	5,863,720

	Total Banks	83,866,050

	Beverages (2.6%)
301,745	PepsiCo, Inc.	29,073,131

	Biotechnology (1.0%)
94,300	Gilead Sciences, Inc.	11,114,198

	Capital Markets (6.2%)
255,671	Ameriprise Financial, Inc.	32,130,175
470,900	State Street Corp.	36,052,104

	Total Capital Markets	68,182,279

	Chemicals (1.4%)
280,165	Du Pont (E.I.) de Nemours & Co.	15,622,000

	Commercial Services & Supplies (2.7%)
345,614	ADT Corp. (The)	11,934,051
466,505	Tyco International PLC (Ireland)	17,722,525

	Total Commercial Services & Supplies	29,656,576

	Communications Equipment (2.9%)
1,138,185	Cisco Systems, Inc.	32,347,218

	Consumer Finance (1.3%)
906,667	Navient Corp.	14,234,672

	Containers & Packaging (0.9%)
157,098	Avery Dennison Corp.	9,559,413

	Diversified Financial Services (1.1%)
50,902	Intercontinental Exchange, Inc.	11,607,692

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (3.9%)
473,860	AT&T, Inc.	$16,461,896
1,483,400	Deutsche Telekom AG (Germany) (SP ADR)	26,701,200

	Total Diversified Telecommunication Services	43,163,096

	Electric Utilities (1.1%)
206,700	American Electric Power Co., Inc.	11,693,019

	Electronic Equipment, Instruments & Components (1.1%)
633,695	Corning, Inc.	11,837,423

	Energy Equipment & Services (3.1%)
229,300	Baker Hughes, Inc.	13,333,795
828,292	Nabors Industries, Ltd.	9,616,470
131,200	Schlumberger, Ltd.	10,865,984

	Total Energy Equipment & Services	33,816,249

	Food & Staples Retailing (1.7%)
509,900	Sysco Corp.	18,514,469

	Food Products (3.3%)
280,100	Campbell Soup Co.	13,811,731
497,915	Mondelez International, Inc.	22,470,904

	Total Food Products	36,282,635

	Health Care Providers & Services (1.8%)
262,150	Quest Diagnostics, Inc	19,349,291

	Household Durables (1.6%)
328,771	Lennar Corp.	17,438,014

	Independent Power and Renewable Electricity Producers (0.8%)
703,371	AES Corp. (The)	9,003,149

	Industrial Conglomerates (6.6%)
1,602,550	General Electric Co.	41,826,555
1,092,491	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	30,382,175

	Total Industrial Conglomerates	72,208,730

	Insurance (6.9%)
315,600	Allstate Corp. (The)	21,760,620
425,880	MetLife, Inc.	23,738,551

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Insurance (Continued)
284,500	Travelers Cos., Inc. (The)	$30,191,140

	Total Insurance	75,690,311

	Machinery (1.3%)
226,032	Pentair PLC (United Kingdom)	13,745,006

	Media (5.5%)
490,262	Comcast Corp.	30,597,251
741,200	Regal Entertainment Group	15,268,720
662,436	Time, Inc.	14,785,572

	Total Media	60,651,543

	Oil, Gas & Consumable Fuels (2.6%)
327,860	Chevron Corp.	29,009,053

	Personal Products (0.6%)
1,070,159	Avon Products, Inc.	6,067,802

	Pharmaceuticals (7.4%)
226,400	Johnson & Johnson	22,687,544
426,870	Merck & Co., Inc.	25,168,255
924,900	Pfizer, Inc.	33,351,894

	Total Pharmaceuticals	81,207,693

	REIT (1.3%)
558,300	Kimco Realty Corp.	13,795,593

	Semiconductors & Semiconductor Equipment (5.2%)
83,800	Broadcom Corp.	4,241,118
757,236	Intel Corp.	21,921,982
583,460	Maxim Integrated Products, Inc.	19,860,979
253,800	Microchip Technology, Inc.	10,872,792

	Total Semiconductors & Semiconductor Equipment	56,896,871

	Software (2.9%)
671,175	Microsoft Corp.	31,343,872

	Specialty Retail (3.7%)
620,765	Gap, Inc. (The)	22,645,507
154,314	Home Depot, Inc. (The)	18,059,368

	Total Specialty Retail	40,704,875

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Technology Hardware, Storage & Peripherals (2.5%)
545,065	Seagate Technology PLC (Netherlands)	$27,580,289

	Textiles, Apparel & Luxury Goods (0.9%)
311,400	Coach, Inc.	9,715,680

	Thrifts & Mortgage Finance (1.7%)
965,400	New York Community Bancorp, Inc.	18,371,562

	Total Common Stock (Cost: $858,812,704) (99.5%)	1,090,997,918

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $6,362,068) (0.6%)
$6,362,068	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $6,695,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22, valued at $6,493,353) (Total Amount to be Received Upon Repurchase $6,362,068)	6,362,068

	Total Investments (Cost: $865,174,772) (100.1%)	1,097,359,986
	Liabilities in Excess of Other Assets (-0.1%)	(568,716)

	Net Assets (100.0%)	$1,096,791,270

Notes to the Schedule of Investments:

NYRS	-	New York Registry Shares.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Air Freight & Logistics	2.2
Banks	7.6
Beverages	2.6
Biotechnology	1.0
Capital Markets	6.2
Chemicals	1.4
Commercial Services & Supplies	2.7
Communications Equipment	2.9
Consumer Finance	1.3
Containers & Packaging	0.9
Diversified Financial Services	1.1
Diversified Telecommunication Services	3.9
Electric Utilities	1.1
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	3.1
Food & Staples Retailing	1.7
Food Products	3.3
Health Care Providers & Services	1.8
Household Durables	1.6
Independent Power and Renewable Electricity Producers	0.8
Industrial Conglomerates	6.6
Insurance	6.9
Machinery	1.3
Media	5.5
Oil, Gas & Consumable Fuels	2.6
Personal Products	0.6
Pharmaceuticals	7.4
REIT	1.3
Semiconductors & Semiconductor Equipment	5.2
Software	2.9
Specialty Retail	3.7
Technology Hardware, Storage & Peripherals	2.5
Textiles, Apparel & Luxury Goods	0.9
Thrifts & Mortgage Finance	1.7
Short-Term Investments	0.6

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
553,910	Textron, Inc.	$24,205,867

	Auto Components (2.2%)
824,670	Dana Holding Corp.	15,305,875

	Banks (7.8%)
438,300	Citigroup, Inc.	25,623,018
362,358	JPMorgan Chase & Co.	24,832,394
165,700	Zions Bancorp.	5,168,183

	Total Banks	55,623,595

	Beverages (2.7%)
199,100	PepsiCo, Inc.	19,183,285

	Biotechnology (1.5%)
90,500	Gilead Sciences, Inc. (1)	10,666,330

	Capital Markets (6.2%)
174,326	Ameriprise Financial, Inc.	21,907,548
286,100	State Street Corp.	21,903,816

	Total Capital Markets	43,811,364

	Commercial Services & Supplies (2.9%)
266,805	ADT Corp. (The)	9,212,776
298,815	Tyco International PLC (Ireland)	11,351,982

	Total Commercial Services & Supplies	20,564,758

	Communications Equipment (2.8%)
698,490	Cisco Systems, Inc.	19,851,086

	Consumer Finance (1.4%)
611,976	Navient Corp.	9,608,023

	Containers & Packaging (3.0%)
403,981	Sealed Air Corp.	21,479,670

	Diversified Financial Services (1.2%)
37,574	Intercontinental Exchange, Inc.	8,568,375

	Diversified Telecommunication Services (1.4%)
278,100	AT&T, Inc.	9,661,194

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Electric Utilities (1.3%)
160,550	American Electric Power Co., Inc.	$9,082,313

	Electronic Equipment, Instruments & Components (1.5%)
553,290	Corning, Inc.	10,335,457

	Energy Equipment & Services (2.7%)
211,450	Baker Hughes, Inc.	12,295,818
570,925	Nabors Industries, Ltd.	6,628,439

	Total Energy Equipment & Services	18,924,257

	Food & Staples Retailing (1.7%)
342,300	Sysco Corp.	12,428,913

	Food Products (2.7%)
418,355	Mondelez International, Inc.	18,880,361

	Health Care Providers & Services (4.7%)
120,984	Anthem, Inc.	18,664,202
103,906	Cigna Corp.	14,968,698

	Total Health Care Providers & Services	33,632,900

	Household Durables (2.7%)
363,463	Lennar Corp.	19,278,078

	Independent Power and Renewable Electricity Producers (2.0%)
1,086,700	AES Corp. (The)	13,909,760

	Industrial Conglomerates (3.8%)
1,042,350	General Electric Co.	27,205,335

	Insurance (5.2%)
370,984	Hartford Financial Services Group, Inc.	17,640,289
181,370	Travelers Cos., Inc. (The)	19,246,985

	Total Insurance	36,887,274

	Machinery (2.7%)
153,767	Pentair PLC (United Kingdom)	9,350,571
435,430	Terex Corp.	9,649,129

	Total Machinery	18,999,700

	Media (4.1%)
463,255	Comcast Corp.	28,911,745

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Metals & Mining (1.2%)
407,390	Allegheny Technologies, Inc.	$8,685,555

	Multiline Retail (1.3%)
1,147,700	J.C. Penney Co., Inc. (1)	9,457,048

	Oil, Gas & Consumable Fuels (2.8%)
461,800	Chesapeake Energy Corp.	3,999,188
175,600	Chevron Corp.	15,537,088

	Total Oil, Gas & Consumable Fuels	19,536,276

	Pharmaceuticals (6.7%)
121,050	Johnson & Johnson	12,130,420
265,250	Merck & Co., Inc.	15,639,140
556,450	Pfizer, Inc.	20,065,587

	Total Pharmaceuticals	47,835,147

	Semiconductors & Semiconductor Equipment (2.9%)
576,075	Applied Materials, Inc.	10,000,662
375,139	Intel Corp.	10,860,274

	Total Semiconductors & Semiconductor Equipment	20,860,936

	Software (3.0%)
449,190	Microsoft Corp.	20,977,173

	Specialty Retail (5.0%)
468,520	Gap, Inc. (The)	17,091,610
155,400	Home Depot, Inc. (The)	18,186,462

	Total Specialty Retail	35,278,072

	Technology Hardware, Storage & Peripherals (2.8%)
143,500	NetApp, Inc.	4,470,025
181,740	Western Digital Corp.	15,640,544

	Total Technology Hardware, Storage & Peripherals	20,110,569

	Total Common Stock (Cost: $465,066,388) (97.3%)	689,746,291

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $19,292,024) (2.7%)
$19,292,024	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $20,290,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22, valued at $19,678,885) (Total Amount to be Received Upon Repurchase $19,292,024)	19,292,024

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Total Investments (Cost: $484,358,412) (100.0%)	709,038,315
Liabilities in Excess of Other Assets ((0.0)%)	(292,807)

Net Assets (100.0%)	$708,745,508

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Auto Components	2.2
Banks	7.8
Beverages	2.7
Biotechnology	1.5
Capital Markets	6.2
Commercial Services & Supplies	2.9
Communications Equipment	2.8
Consumer Finance	1.4
Containers & Packaging	3.0
Diversified Financial Services	1.2
Diversified Telecommunication Services	1.4
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	2.7
Food & Staples Retailing	1.7
Food Products	2.7
Health Care Providers & Services	4.7
Household Durables	2.7
Independent Power and Renewable Electricity Producers	2.0
Industrial Conglomerates	3.8
Insurance	5.2
Machinery	2.7
Media	4.1
Metals & Mining	1.2
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	6.7
Semiconductors & Semiconductor Equipment	2.9
Software	3.0
Specialty Retail	5.0
Technology Hardware, Storage & Peripherals	2.8
Short-Term Investments	2.7

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
67,045	Textron, Inc.	$2,929,866

	Auto Components (3.3%)
168,050	Dana Holding Corp.	3,119,008
24,015	Tenneco, Inc. (1)	1,196,187

	Total Auto Components	4,315,195

	Banks (9.0%)
32,566	Comerica, Inc.	1,544,606
200,493	KeyCorp	2,975,316
85,865	Popular, Inc. (1)	2,629,186
92,529	Synovus Financial Corp.	2,916,514
55,400	Umpqua Holdings Corp.	982,796
22,500	Zions Bancorp.	701,775

	Total Banks	11,750,193

	Capital Markets (5.2%)
75,000	E*TRADE Financial Corp. (1)	2,131,500
25,500	Evercore Partners, Inc.	1,499,400
67,488	Invesco, Ltd.	2,605,037
91,900	RCS Capital Corp.	535,777

	Total Capital Markets	6,771,714

	Chemicals (1.4%)
32,800	Axiall Corp.	965,304
12,038	Celanese Corp. — Series A	793,545

	Total Chemicals	1,758,849

	Communications Equipment (2.4%)
167,200	Brocade Communications Systems, Inc.	1,715,472
130,060	Polycom, Inc. (1)	1,480,083

	Total Communications Equipment	3,195,555

	Construction & Engineering (1.6%)
50,233	Jacobs Engineering Group, Inc. (1)	2,115,814

	Consumer Finance (2.2%)
86,347	Navient Corp.	1,355,648
171,947	SLM Corp. (1)	1,569,876

	Total Consumer Finance	2,925,524

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Containers & Packaging (2.7%)
67,409	Sealed Air Corp.	$3,584,137

	Diversified Telecommunication Services (0.4%)
108,079	Windstream Holdings, Inc.	524,183

	Energy Equipment & Services (2.9%)
38,020	Atwood Oceanics, Inc.	790,816
130,199	Nabors Industries, Ltd.	1,511,610
205,772	Newpark Resources, Inc. (1)	1,487,732

	Total Energy Equipment & Services	3,790,158

	Food & Staples Retailing (1.2%)
42,200	Sysco Corp.	1,532,282

	Food Products (1.4%)
36,900	Campbell Soup Co.	1,819,539

	Health Care Equipment & Supplies (1.5%)
40,800	Alere, Inc. (1)	1,983,288

	Health Care Providers & Services (4.3%)
20,655	Cigna Corp.	2,975,559
35,900	Quest Diagnostics, Inc.	2,649,779

	Total Health Care Providers & Services	5,625,338

	Hotels, Restaurants & Leisure (1.5%)
57,836	International Speedway Corp.	1,982,040

	Household Durables (7.1%)
91,355	Beazer Homes USA, Inc. (1)	1,752,189
103,360	KB Home	1,651,693
43,920	Lennar Corp.	2,329,517
89,415	Toll Brothers, Inc. (1)	3,480,031

	Total Household Durables	9,213,430

	Independent Power and Renewable Electricity Producers (2.0%)
204,400	AES Corp. (The)	2,616,320

	Insurance (3.2%)
35,386	Arch Capital Group, Ltd. (1)	2,525,145

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Insurance (Continued)
68,005	Assured Guaranty, Ltd.	$1,663,402

	Total Insurance	4,188,547

	IT Services (0.7%)
8,800	DST Systems, Inc.	960,520

	Machinery (5.7%)
24,609	Dover Corp.	1,576,699
30,100	Joy Global, Inc.	794,941
51,100	Kennametal, Inc.	1,619,359
29,755	SPX Corp.	1,946,274
68,398	Terex Corp.	1,515,700

	Total Machinery	7,452,973

	Metals & Mining (3.9%)
76,971	Allegheny Technologies, Inc.	1,641,022
127,507	Commercial Metals Co.	1,964,883
52,940	Worthington Industries, Inc.	1,432,556

	Total Metals & Mining	5,038,461

	Multi-Utilities (1.1%)
44,900	Avista Corp.	1,482,598

	Multiline Retail (2.5%)
391,840	J.C. Penney Co., Inc. (1)	3,228,762

	Oil, Gas & Consumable Fuels (1.8%)
79,500	Chesapeake Energy Corp.	688,470
48,700	Newfield Exploration Co. (1)	1,596,873

	Total Oil, Gas & Consumable Fuels	2,285,343

	Personal Products (0.5%)
123,560	Avon Products, Inc.	700,585

	Real Estate Management & Development (1.1%)
7,775	Jones Lang LaSalle, Inc.	1,384,261

	REIT (5.4%)
101,260	DiamondRock Hospitality Co.	1,276,888
44,908	Geo Group, Inc. (The)	1,695,277
15,275	Health Care REIT, Inc.	1,059,627

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	REIT (Continued)
72,445	Kimco Realty Corp.	$1,790,116
36,565	Liberty Property Trust	1,244,307

	Total REIT	7,066,215

	Semiconductors & Semiconductor Equipment (7.7%)
39,782	Broadcom Corp.	2,013,367
68,700	Freescale Semiconductor, Ltd. (1)	2,739,069
21,010	Lam Research Corp.	1,615,039
71,046	Maxim Integrated Products, Inc.	2,418,406
67,348	Teradyne, Inc.	1,297,122

	Total Semiconductors & Semiconductor Equipment	10,083,003

	Software (1.0%)
17,200	Citrix Systems, Inc. (1)	1,300,492

	Specialty Retail (2.6%)
12,735	Asbury Automotive Group, Inc. (1)	1,124,500
61,400	Gap, Inc. (The)	2,239,872

	Total Specialty Retail	3,364,372

	Technology Hardware, Storage & Peripherals (5.5%)
24,400	NetApp, Inc.	760,060
52,155	Seagate Technology PLC (Netherlands)	2,639,043
44,680	Western Digital Corp.	3,845,161

	Total Technology Hardware, Storage & Peripherals	7,244,264

	Textiles, Apparel & Luxury Goods (1.3%)
52,743	Coach, Inc.	1,645,582

	Thrifts & Mortgage Finance (3.4%)
119,930	EverBank Financial Corp.	2,391,404
215,125	First Niagara Financial Group, Inc.	2,088,864

	Total Thrifts & Mortgage Finance	4,480,268

	Total Common Stock (Cost: $106,995,136) (99.7%)	130,339,671

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $639,532) (0.5%)
$639,532	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $675,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $654,670) (Total Amount to be Received Upon Repurchase $639,532)	$639,532

	Total Investments (Cost: $107,634,668) (100.2%)	130,979,203
	Liabilities in Excess of Other Assets (-0.2%)	(318,790)

	Net Assets (100.0%)	$130,660,413

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Auto Components	3.3
Banks	9.0
Capital Markets	5.2
Chemicals	1.4
Communications Equipment	2.4
Construction & Engineering	1.6
Consumer Finance	2.2
Containers & Packaging	2.7
Diversified Telecommunication Services	0.4
Energy Equipment & Services	2.9
Food & Staples Retailing	1.2
Food Products	1.4
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	4.3
Hotels, Restaurants & Leisure	1.5
Household Durables	7.1
Independent Power and Renewable Electricity Producers	2.0
Insurance	3.2
IT Services	0.7
Machinery	5.7
Metals & Mining	3.9
Multi-Utilities	1.1
Multiline Retail	2.5
Oil, Gas & Consumable Fuels	1.8
Personal Products	0.5
Real Estate Management & Development	1.1
REIT	5.4
Semiconductors & Semiconductor Equipment	7.7
Software	1.0
Specialty Retail	2.6
Technology Hardware, Storage & Peripherals	5.5
Textiles, Apparel & Luxury Goods	1.3
Thrifts & Mortgage Finance	3.4
Short-Term Investments	0.5

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Beverages (2.1% of Net Assets)
251,200	Monster Beverage Corp. (1)	$38,571,760

	Biotechnology (9.8%)
311,072	Alexion Pharmaceuticals, Inc. (1)	61,418,056
269,535	BioMarin Pharmaceutical, Inc. (1)	39,424,884
566,780	Celgene Corp. (1)	74,389,875

	Total Biotechnology	175,232,815

	Capital Markets (2.2%)
1,123,070	Charles Schwab Corp. (The)	39,172,682

	Communications Equipment (1.0%)
289,463	QUALCOMM, Inc.	18,638,523

	Energy Equipment & Services (1.5%)
328,811	Schlumberger, Ltd.	27,232,127

	Food & Staples Retailing (2.4%)
291,044	Costco Wholesale Corp.	42,288,693

	Food Products (2.7%)
548,695	Mead Johnson Nutrition Co.	48,499,151

	Health Care Technology (6.9%)
350,762	athenahealth, Inc. (1)	49,092,650
1,050,667	Cerner Corp. (1)	75,353,837

	Total Health Care Technology	124,446,487

	Hotels, Restaurants & Leisure (7.6%)
76,902	Chipotle Mexican Grill, Inc. (1)	57,078,971
1,378,730	Starbucks Corp.	79,869,829

	Total Hotels, Restaurants & Leisure	136,948,800

	Insurance (3.3%)
548,090	ACE, Ltd. (Switzerland)	59,615,749

	Internet & Catalog Retail (6.4%)
80,075	Amazon.com, Inc. (1)	42,932,211

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (Continued)
57,355	Priceline Group, Inc. (The) (1)	$71,324,958

	Total Internet & Catalog Retail	114,257,169

	Internet Software & Services (15.1%)
202,076	Equinix, Inc.	56,361,017
790,055	Facebook, Inc. (1)	74,273,070
148,629	Google, Inc. — Class C (1)	92,983,789
232,915	LinkedIn Corp. (1)	47,342,303

	Total Internet Software & Services	270,960,179

	IT Services (4.7%)
1,126,904	Visa, Inc.	84,900,947

	Life Sciences Tools & Services (3.3%)
270,635	Illumina, Inc. (1)	59,350,255

	Pharmaceuticals (2.8%)
151,299	Allergan Plc (Ireland) (1)	50,102,664

	REIT (4.7%)
892,672	American Tower Corp.	84,902,034

	Semiconductors & Semiconductor Equipment (2.4%)
900,145	ARM Holdings PLC (United Kingdom) (SP ADR)	42,342,821

	Software (14.1%)
870,630	Mobileye NV (Netherlands) (1)	52,324,863
1,372,598	Salesforce.com, Inc. (1)	100,611,433
742,605	ServiceNow, Inc. (1)	59,779,703
592,505	Splunk, Inc. (1)	41,439,800

	Total Software	254,155,799

	Specialty Retail (2.0%)
372,695	Tiffany & Co.	35,666,912

	Textiles, Apparel & Luxury Goods (2.1%)
371,500	Under Armour, Inc. (1)	36,901,095

	Total Common Stock (Cost: $981,414,063) (97.1%)	1,744,186,662

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $52,318,284) (2.9%)
$52,318,284	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $54,910,000 Federal Home Loan Mortgage Corp., 2.1%, due 10/17/22 valued at $53,368,512) (Total Amount to be Received Upon Repurchase $52,318,284)	$52,318,284

	Total Investments (Cost: $1,033,732,347) (100.0%)	1,796,504,946
	Liabilities in Excess of Other Assets ((0.0)%)	(488,074)

	Net Assets (100.0%)	$1,796,016,872

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Beverages	2.1%
Biotechnology	9.8
Capital Markets	2.2
Communications Equipment	1.0
Energy Equipment & Services	1.5
Food & Staples Retailing	2.4
Food Products	2.7
Health Care Technology	6.9
Hotels, Restaurants & Leisure	7.6
Insurance	3.3
Internet & Catalog Retail	6.4
Internet Software & Services	15.1
IT Services	4.7
Life Sciences Tools & Services	3.3
Pharmaceuticals	2.8
REIT	4.7
Semiconductors & Semiconductor Equipment	2.4
Software	14.1
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	2.1
Short-Term Investments	2.9

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
19,200	Curtiss-Wright Corp.	$1,293,504
35,110	HEICO Corp.	1,925,081

	Total Aerospace & Defense	3,218,585

	Airlines (1.2%)
28,150	Spirit Airlines, Inc. (1)	1,683,933

	Auto Components (2.8%)
40,600	Dorman Products, Inc. (1)	2,142,868
35,700	Gentherm, Inc. (1)	1,796,781

	Total Auto Components	3,939,649

	Banks (2.4%)
45,400	ServisFirst Bancshares, Inc.	1,763,336
60,000	Square 1 Financial, Inc. (1)	1,618,200

	Total Banks	3,381,536

	Beverages (1.7%)
10,600	Boston Beer Co., Inc. (1)	2,337,512

	Biotechnology (3.1%)
37,590	Cepheid, Inc. (1)	2,089,628
29,815	Karyopharm Therapeutics, Inc. (1)	611,804
13,900	Ophthotech Corp. (1)	940,891
5,825	Ultragenyx Pharmaceutical, Inc. (1)	704,417

	Total Biotechnology	4,346,740

	Building Products (1.0%)
31,400	Trex Co., Inc. (1)	1,424,618

	Capital Markets (4.0%)
50,500	Financial Engines, Inc.	2,315,930
136,700	WisdomTree Investments, Inc.	3,403,830

	Total Capital Markets	5,719,760

	Communications Equipment (1.0%)
17,100	Arista Networks, Inc. (1)	1,444,437

	Distributors (1.2%)
25,700	Core-Mark Holding Co., Inc.	1,633,749

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Diversified Consumer Services (2.6%)
22,615	MarketAxess Holdings, Inc.	$2,211,747
59,800	Nord Anglia Education, Inc. (1)	1,515,332

	Total Diversified Consumer Services	3,727,079

	Electrical Equipment (0.9%)
31,120	Power Solutions International, Inc. (1)	1,290,858

	Electronic Equipment, Instruments & Components (4.1%)
44,045	Cognex Corp. (1)	1,993,917
50,689	FARO Technologies, Inc. (1)	2,224,740
19,150	FEI Co.	1,646,326

	Total Electronic Equipment, Instruments & Components	5,864,983

	Energy Equipment & Services (1.7%)
22,500	Core Laboratories NV (Netherlands)	2,466,675

	Food & Staples Retailing (3.8%)
44,100	Diplomat Pharmacy, Inc. (1)	2,036,538
15,690	Pricesmart, Inc.	1,520,518
38,400	United Natural Foods, Inc. (1)	1,748,352

	Total Food & Staples Retailing	5,305,408

	Food Products (3.1%)
15,080	Blue Buffalo Pet Products, Inc. (1)	421,335
84,900	Freshpet, Inc. (1)	1,402,548
170,909	Lifeway Foods, Inc. (1)	2,515,781

	Total Food Products	4,339,664

	Health Care Equipment & Supplies (8.8%)
71,200	AtriCure, Inc. (1)	1,978,648
4,200	Atrion Corp.	1,696,380
45,300	Cardiovascular Systems, Inc. (1)	1,351,752
24,280	DexCom, Inc. (1)	2,055,302
85,955	Endologix, Inc. (1)	1,225,718
32,300	LDR Holding Corp. (1)	1,468,358
97,235	Novadaq Technologies, Inc. (Canada) (1)	1,115,286
26,100	West Pharmaceutical Services, Inc.	1,562,607

	Total Health Care Equipment & Supplies	12,454,051

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Health Care Providers & Services (3.1%)
37,550	Health Net, Inc. (1)	$2,510,593
46,200	LHC Group, Inc. (1)	1,861,398

	Total Health Care Providers & Services	4,371,991

	Health Care Technology (3.7%)
20,300	athenahealth, Inc. (1)	2,841,188
89,100	Veeva Systems, Inc. (1)	2,398,572

	Total Health Care Technology	5,239,760

	Hotels, Restaurants & Leisure (6.7%)
45,300	BJ’s Restaurants, Inc. (1)	2,335,668
58,300	Bojangles’, Inc. (1)	1,456,917
80,650	El Pollo Loco Holdings, Inc. (1)	1,515,413
71,500	Habit Restaurants, Inc. (The) (1)	2,124,265
96,400	La Quinta Holdings, Inc. (1)	2,045,608

	Total Hotels, Restaurants & Leisure	9,477,871

	Insurance (0.6%)
32,750	Heritage Insurance Holdings, Inc. (1)	809,580

	Internet Software & Services (9.5%)
36,050	Benefitfocus, Inc. (1)	1,342,502
95,140	Cornerstone OnDemand, Inc. (1)	3,430,748
23,600	Demandware, Inc. (1)	1,783,216
38,400	Envestnet, Inc. (1)	1,739,136
56,800	Marketo, Inc. (1)	1,727,288
30,900	Shutterstock, Inc. (1)	1,650,987
24,590	SPS Commerce, Inc. (1)	1,774,169

	Total Internet Software & Services	13,448,046

	IT Services (1.7%)
33,400	EPAM Systems, Inc. (1)	2,475,274

	Machinery (3.1%)
38,269	Chart Industries, Inc. (1)	1,044,744
42,250	John Bean Technologies Corp.	1,540,012
25,600	RBC Bearings, Inc. (1)	1,734,400

	Total Machinery	4,319,156

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Multiline Retail (0.9%)
68,000	Ollie’s Bargain Outlet Holdings, Inc. (1)	$1,334,160

	Oil, Gas & Consumable Fuels (0.6%)
36,250	RSP Permian, Inc. (1)	899,000

	Professional Services (1.2%)
33,600	WageWorks, Inc. (1)	1,678,320

	Real Estate Management & Development (1.0%)
36,275	RE/MAX Holdings, Inc.	1,371,920

	Semiconductors & Semiconductor Equipment (1.9%)
117,955	Exar Corp. (1)	928,306
42,188	Mellanox Technologies, Ltd. (1)	1,774,005

	Total Semiconductors & Semiconductor Equipment	2,702,311

	Software (7.1%)
49,700	FireEye, Inc. (1)	2,211,153
10,700	Imperva, Inc. (1)	702,990
22,650	Proofpoint, Inc. (1)	1,465,455
32,450	Qualys, Inc. (1)	1,199,352
40,950	Splunk, Inc. (1)	2,864,043
8,870	Ultimate Software Group, Inc. (The) (1)	1,633,943

	Total Software	10,076,936

	Specialty Retail (5.1%)
23,800	Asbury Automotive Group, Inc. (1)	2,101,540
43,350	Dick’s Sporting Goods, Inc.	2,209,983
38,880	Five Below, Inc. (1)	1,433,506
121,600	Sportsman’s Warehouse Holdings, Inc. (1)	1,421,504

	Total Specialty Retail	7,166,533

	Technology Hardware, Storage & Peripherals (3.3%)
71,560	Nimble Storage, Inc. (1)	1,976,487
89,000	Stratasys, Ltd. (Israel) (1)	2,734,970

	Total Technology Hardware, Storage & Peripherals	4,711,457

	Textiles, Apparel & Luxury Goods (2.8%)
107,200	Kate Spade & Co. (1)	2,156,864

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (Continued)
42,870	Steven Madden, Ltd. (1)	$1,786,822

	Total Textiles, Apparel & Luxury Goods	3,943,686

	Total Common Stock (Cost: $103,717,373) (98.0%)	138,605,238

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,571,638) (1.1%)
$1,571,638	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $1,655,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $1,605,153) (Total Amount to be Received Upon Repurchase $1,571,638)	1,571,638

	Total Investments (Cost: $105,289,011) (99.1%)	140,176,876
	Excess of Other Assets over Liabilities (0.9%)	1,331,990

	Net Assets (100.0%)	$141,508,866

Notes to the Schedule of Investments:

(1)	Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Airlines	1.2
Auto Components	2.8
Banks	2.4
Beverages	1.7
Biotechnology	3.1
Building Products	1.0
Capital Markets	4.0
Communications Equipment	1.0
Distributors	1.2
Diversified Consumer Services	2.6
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	4.1
Energy Equipment & Services	1.7
Food & Staples Retailing	3.8
Food Products	3.1
Health Care Equipment & Supplies	8.8
Health Care Providers & Services	3.1
Health Care Technology	3.7
Hotels, Restaurants & Leisure	6.7
Insurance	0.6
Internet Software & Services	9.5
IT Services	1.7
Machinery	3.1
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	0.6
Professional Services	1.2
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	1.9
Software	7.1
Specialty Retail	5.1
Technology Hardware, Storage & Peripherals	3.3
Textiles, Apparel & Luxury Goods	2.8
Short-Term Investments	1.1

Total	99.1%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.9% of Net Assets)
14,850	BE Aerospace, Inc.	$723,343
11,137	HEICO Corp.	610,642

	Total Aerospace & Defense	1,333,985

	Airlines (1.1%)
8,450	Spirit Airlines, Inc. (1)	505,479

	Auto Components (1.5%)
13,100	Dorman Products, Inc. (1)	691,418

	Banks (1.7%)
5,320	SVB Financial Group (1)	761,292

	Beverages (1.8%)
3,750	Boston Beer Co., Inc. (1)	826,950

	Biotechnology (4.6%)
10,900	Alkermes PLC (1)	763,218
12,265	Cepheid, Inc. (1)	681,811
6,350	Incyte Corp. (1)	662,178

	Total Biotechnology	2,107,207

	Capital Markets (5.8%)
17,750	Financial Engines, Inc.	814,015
8,962	Stifel Financial Corp. (1)	492,462
54,700	WisdomTree Investments, Inc.	1,362,030

	Total Capital Markets	2,668,507

	Communications Equipment (1.5%)
8,100	Arista Networks, Inc. (1)	684,207

	Diversified Consumer Services (1.3%)
6,100	MarketAxess Holdings, Inc.	596,580

	Electronic Equipment, Instruments & Components (3.2%)
13,590	Cognex Corp. (1)	615,219
20,072	FARO Technologies, Inc. (1)	880,960

	Total Electronic Equipment, Instruments & Components	1,496,179

	Energy Equipment & Services (1.7%)
6,953	Core Laboratories NV (Netherlands)	762,257

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Food & Staples Retailing (5.2%)
23,550	Diplomat Pharmacy, Inc. (1)	$1,087,539
7,669	Pricesmart, Inc.	743,203
12,405	United Natural Foods, Inc. (1)	564,800

	Total Food & Staples Retailing	2,395,542

	Food Products (3.5%)
4,900	Blue Buffalo Pet Products, Inc. (1)	136,906
33,650	Lifeway Foods, Inc. (1)	495,328
18,800	WhiteWave Foods Co. (The) (1)	970,456

	Total Food Products	1,602,690

	Health Care Equipment & Supplies (4.7%)
21,550	AtriCure, Inc. (1)	598,875
14,450	Cardiovascular Systems, Inc. (1)	431,188
29,441	Endologix, Inc. (1)	419,829
1,350	Intuitive Surgical, Inc. (1)	719,779

	Total Health Care Equipment & Supplies	2,169,671

	Health Care Providers & Services (1.7%)
11,600	Health Net, Inc. (1)	775,576

	Health Care Technology (3.0%)
6,250	athenahealth, Inc. (1)	874,750
18,050	Veeva Systems, Inc. (1)	485,906

	Total Health Care Technology	1,360,656

	Hotels, Restaurants & Leisure (6.8%)
14,850	Aramark	472,527
30,900	El Pollo Loco Holdings, Inc. (1)	580,611
24,250	Habit Restaurants, Inc. (The) (1)	720,468
30,350	La Quinta Holdings, Inc. (1)	644,027
6,700	Wynn Resorts, Ltd.	691,641

	Total Hotels, Restaurants & Leisure	3,109,274

	Internet & Catalog Retail (1.5%)
8,750	TripAdvisor, Inc. (1)	694,575

	Internet Software & Services (7.4%)
35,000	Cornerstone OnDemand, Inc. (1)	1,262,100

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
13,400	Envestnet, Inc. (1)	$606,886
9,800	Shutterstock, Inc. (1)	523,614
33,200	Twitter, Inc. (1)	1,029,532

	Total Internet Software & Services	3,422,132

	Leisure Products (1.4%)
4,850	Polaris Industries, Inc.	664,741

	Life Sciences Tools & Services (1.1%)
2,350	Illumina, Inc. (1)	515,355

	Machinery (5.9%)
5,550	Graco, Inc.	396,770
9,100	Middleby Corp. (The) (1)	1,116,570
3,500	WABCO Holdings, Inc. (1)	432,145
7,600	Wabtec Corp.	769,044

	Total Machinery	2,714,529

	Media (1.2%)
6,650	AMC Networks, Inc. (1)	560,063

	Professional Services (1.7%)
15,700	WageWorks, Inc. (1)	784,215

	Road & Rail (1.2%)
5,505	Kansas City Southern	546,041

	Semiconductors & Semiconductor Equipment (1.4%)
32,400	NVIDIA Corp.	646,380

	Software (11.9%)
7,690	ANSYS, Inc. (1)	724,013
20,800	FireEye, Inc. (1)	925,392
8,027	Mobileye NV (Netherlands) (1)	482,423
8,850	ServiceNow, Inc. (1)	712,425
13,365	Splunk, Inc. (1)	934,748
5,000	Tyler Technologies, Inc. (1)	697,700
11,770	Workday, Inc. (1)	992,564

	Total Software	5,469,265

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Common Stock	Value
	Specialty Retail (5.1%)
8,300	Asbury Automotive Group, Inc. (1)	$732,890
18,150	Dick’s Sporting Goods, Inc.	925,287
21,150	DSW, Inc.	687,798

	Total Specialty Retail	2,345,975

	Technology Hardware, Storage & Peripherals (2.4%)
36,100	Stratasys, Ltd. (Israel) (1)	1,109,353

	Textiles, Apparel & Luxury Goods (3.4%)
34,550	Kate Spade & Co. (1)	695,146
8,910	Under Armour, Inc. (1)	885,030

	Total Textiles, Apparel & Luxury Goods	1,580,176

	Total Common Stock (Cost: $34,303,203) (97.6%)	44,900,270

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,545,254) (3.3%)
$1,545,254	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $1,630,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $1,580,906) (Total Amount to be Received Upon Repurchase $1,545,254)	1,545,254

	Total Investments (Cost: $35,848,457) (100.9%)	46,445,524
	Liabilities in Excess of Other Assets (-0.9%)	(430,736)

	Net Assets (100.0%)	$46,014,788

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Airlines	1.1
Auto Components	1.5
Banks	1.7
Beverages	1.8
Biotechnology	4.6
Capital Markets	5.8
Communications Equipment	1.5
Diversified Consumer Services	1.3
Electronic Equipment, Instruments & Components	3.2
Energy Equipment & Services	1.7
Food & Staples Retailing	5.2
Food Products	3.5
Health Care Equipment & Supplies	4.7
Health Care Providers & Services	1.7
Health Care Technology	3.0
Hotels, Restaurants & Leisure	6.8
Internet & Catalog Retail	1.5
Internet Software & Services	7.4
Leisure Products	1.4
Life Sciences Tools & Services	1.1
Machinery	5.9
Media	1.2
Professional Services	1.7
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	1.4
Software	11.9
Specialty Retail	5.1
Technology Hardware, Storage & Peripherals	2.4
Textiles, Apparel & Luxury Goods	3.4
Short-Term Investments	3.3

Total	100.9%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available including short-term securities are valued with prices furnished by independent pricing services or by broker dealers. Repurchase agreements are priced at cost which approximates market value. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over the counter options are valued using dealer quotations. Investments in open-end mutual funds are valued based on the net asset value (“NAV”) per share as reported by the fund companies.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are determined at their fair value in good faith by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that the factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Master Limited Partnerships. Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued based upon the net asset value as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Participation Notes. Participation Notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation Notes are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2.

U.S. and foreign government and agency securities. U.S. and foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Warrants. Warrants are generally value based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

As of July 31, 2015, the Funds with the exception of the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Global Real Estate Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2.

The following is a summary of the inputs used as of July 31, 2015 in valuing the TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW Global Real Estate Fund, the TCW International Growth Fund and the TCW International Small Cap Fund investments:

TCW Developing Markets Equity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$—	$43,519	$—	$43,519
Auto Components	—	20,980	—	20,980
Automobiles	—	27,389	—	27,389
Banks	319,511	729,135	—	1,048,646
Beverages	150,394	44,707	—	195,101
Chemicals	—	23,518	—	23,518
Commercial Services & Supplies	—	47,387	—	47,387
Construction & Engineering	—	19,628	—	19,628
Diversified Telecommunication Services	56,014	—	—	56,014
Electrical Equipment	—	25,966	—	25,966
Food & Staples Retailing	106,872	26,078	—	132,950
Food Products	33,334	78,047	—	111,381
Household Durables	—	74,034	—	74,034
Household Products	36,619	—	—	36,619
Independent Power and Renewable Electricity Producers	—	46,712	—	46,712
Insurance	—	100,731	—	100,731
Internet & Catalog Retail	114,567	—	—	114,567
Internet Software & Services	50,071	200,794	—	250,865
IT Services	—	48,806	—	48,806
Machinery	—	43,378	—	43,378
Media	—	100,606	—	100,606
Multiline Retail	—	55,078	—	55,078
Oil, Gas & Consumable Fuels	213,850	—	—	213,850
Personal Products	79,176	—	—	79,176
Pharmaceuticals	—	39,342	—	39,342
Road & Rail	—	24,486	—	24,486
Semiconductors & Semiconductor Equipment	198,327	—	—	198,327
Technology Hardware, Storage & Peripherals	—	50,728	—	50,728
Textiles, Apparel & Luxury Goods	—	89,122	—	89,122
Tobacco	38,991	—	—	38,991

Water Utilities	84,826	49,266	—	134,092
Wireless Telecommunication Services	81,319	247,352	—	328,671

Total Common Stock	1,563,871	2,256,789	—	3,820,660

Exchange-Traded Funds	500,105	—	—	500,105

Participation Notes
Chemicals	—	37,815	—	37,815
Diversified Financial Services	—	47,020	—	47,020
Healthcare Care-Services	—	82,991	—	82,991
Insurance	—	192,980	—	192,980
Metals & Mining	—	36,380	—	36,380
Semiconductors & Semiconductor Equipment	—	52,367	—	52,367
Technology Hardware, Storage & Peripherals	—	123,493	—	123,493

Total Participation Notes	—	573,046	—	573,046

Short-Term Investments	—	195,748	—	195,748

Total Investments	$2,063,976	$3,025,583	$—	$5,089,559

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Aerospace/Defense	$—	$79,380	$—	$79,380
Airlines	—	431,347	—	431,347
Banks	—	2,616,840	—	2,616,840
Building Materials	—	208,900	—	208,900
Commercial Services	—	220,750	—	220,750
Diversified Financial Services	—	460,012	—	460,012
Electric	—	1,013,037	—	1,013,037
Foreign Government Bonds	—	9,648,924	—	9,648,924
Gas	—	202,700	—	202,700
Holding Companies — Diversified	—	208,000	—	208,000
Household Products/Wares	—	112,640	—	112,640
Media	—	203,500	—	203,500
Mining	—	454,870	—	454,870
Oil & Gas	—	1,661,118	—	1,661,118
Real Estate	—	206,000	—	206,000
Regional (State & Province)	—	149,715	—	149,715
Retail	—	155,813	—	155,813
Telecommunications	—	590,810	—	590,810

Total Fixed Income Securities	—	18,624,356	—	18,624,356

Preferred Stock
Beverages	140,889	—	—	140,889

Total Preferred Stock	140,889	—	—	140,889

Common Stocks
Aerospace/Defense	—	131,560	—	131,560
Agriculture	229,277	723,544	—	952,821
Apparel	—	537,095	—	537,095
Auto Manufacturers	—	150,320	—	150,320
Auto Parts & Equipment	—	74,799	—	74,799
Banks	1,073,200	4,144,215	—	5,217,415
Beverages	545,952	181,015	—	726,967
Building Materials	169,202	—	—	169,202
Chemicals	325,060	126,144	—	451,204
Commercial Services	252,086	—	—	252,086

Computers	—	297,204	—	297,204
Cosmetics/Personal Care	234,363	—	—	234,363
Diversified Financial Services	—	1,117,469	—	1,117,469
Electric	—	244,629	—	244,629
Electrical Components & Equipment	—	408,586	—	408,586
Engineering & Construction	—	141,130	—	141,130
Environmental Control	458,063	282,029	—	740,092
Food	713,659	606,599	—	1,320,258
Healthcare-Products	423,758	150,029	—	573,787
Home Furnishings	136,873	431,383	—	568,256
Insurance	—	1,205,127	—	1,205,127
Internet	901,609	1,374,446	—	2,276,055
Machinery-Diversified	—	224,400	—	224,400
Media	—	1,191,830	—	1,191,830
Metal Fabricate & Hardware	—	224,895	—	224,895
Miscellaneous Manufacturers	—	569,353	—	569,353
Oil & Gas	1,254,483	480,792	—	1,735,275
Pharmaceuticals	548,506	535,870	—	1,084,376
Semiconductors	276,375	1,107,640	—	1,384,015
Telecommunications	1,445,638	1,555,147	—	3,000,785
Transportation	—	136,899	—	136,899
Water	—	256,777	—	256,777

Total Common Stocks	8,988,104	18,610,926	—	27,599,030

Participation Notes
Chemicals	—	133,752	—	133,752
Healthcare-Services	—	392,009	—	392,009
Insurance	—	451,487	—	451,487

Total Participation Notes	—	977,248	—	977,248

Short-Term Investments	—	2,368,558	—	2,368,558

Total Investments	9,128,993	40,581,088	—	49,710,081

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	32,169	—	32,169

Total	$9,128,993	$40,613,257	$—	$49,742,250

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(14,778)	$—	$(14,778)

Total	$—	$(14,778)	$—	$(14,778)

TCW Global Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Household Durables	$267,044	$—	$—	$267,044
Internet Software & Services	40,721	—	—	40,721
REIT	1,204,727	454,648	—	1,659,375
Real Estate Management & Development	—	238,487	—	238,487

Total Common Stock	1,512,492	693,135	—	2,205,627

Preferred Stock
REIT	85,313	—	—	85,313

Total Preferred Stock	85,313	—	—	85,313

Short-Term Investments	—	70,445	—	70,445

Total Investments	$1,597,805	$763,580	$—	$2,361,385

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$13,299	$—	$—	$13,299
Airlines	13,801	12,741	—	26,542
Automobiles	—	11,576	—	11,576
Banks	16,060	202,399	—	218,459
Biotechnology	13,460	13,381	—	26,841
Building Products	27,121	—	—	27,121
Capital Markets	—	54,616	—	54,616
Chemicals	28,141	51,301	—	79,442
Commercial Services & Supplies	—	42,548	—	42,548
Communications Equipment	13,562	—	—	13,562
Construction & Engineering	13,660	—	—	13,660
Construction Materials	28,379	31,804	—	60,183
Diversified Financial Services	—	100,531	—	100,531
Diversified Telecommunication Services	27,820	84,093	—	111,913
Electric Utilities	—	13,464	—	13,464
Electrical Equipment	—	59,271	—	59,271
Electronic Equipment, Instruments & Components	—	63,262	—	63,262
Food & Staples Retailing	48,501	14,503	—	63,004
Food Products	—	25,876	—	25,876
Health Care Equipment & Supplies	—	12,946	—	12,946
Health Care Providers & Services	—	44,270	—	44,270
Health Care Technology	—	32,058	—	32,058
Hotels, Restaurants & Leisure	13,322	26,190	—	39,512
Household Durables	—	44,534	—	44,534
Insurance	—	116,970	—	116,970
Internet & Catalog Retail	28,901	26,929	—	55,830
Internet Software & Services	—	87,738	—	87,738
IT Services	—	83,331	—	83,331
Life Sciences Tools & Services	—	12,971	—	12,971
Machinery	—	13,852	—	13,852
Media	12,706	170,927	—	183,633
Miscellaneous	13,438	—	—	13,438
Multi-Utilities	—	13,257	—	13,257
Multiline Retail	12,866	26,832	—	39,698
Oil, Gas & Consumable Fuels	13,105	13,191	—	26,296
Paper & Forest Products	—	58,794	—	58,794
Personal Products	—	13,371	—	13,371
Pharmaceuticals	144,252	85,982	—	230,234
Professional Services	13,336	41,852	—	55,188
Road & Rail	—	22,852	—	22,852
Semiconductors & Semiconductor Equipment	25,072	24,501	—	49,573
Software	13,410	29,965	—	43,375
Specialty Retail	—	13,798	—	13,798
Textiles, Apparel & Luxury Goods	—	59,445	—	59,445
Thrifts & Mortgage Finance	—	40,296	—	40,296
Tobacco	23,339	41,880	—	65,219
Trading Companies & Distributors	—	13,269	—	13,269
Transportation Infrastructure	—	38,433	—	38,433
Water Utilities	—	13,227	—	13,227
Wireless Telecommunication Services	—	13,838	—	13,838

Total Common Stock	557,551	2,018,865	—	2,576,416

Participation Notes
Chemicals	—	11,764	—	11,764
Insurance	—	12,900	—	12,900

Total Participation Notes	—	24,664	—	24,664

Short-Term Investments	—	33,553	—	33,553

Total Investments	557,551	2,077,082		2,634,633

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	90,634	—	90,634

Total Investments	$557,551	$2,167,716	$—	$2,725,267

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,569)	$—	$(5,569)

Total	$—	$(5,569)	$—	$(5,569)

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$—	$73,886	$—	$73,886
Auto Components	—	217,180	—	217,180
Banks	—	371,345	—	371,345
Beverages	78,691	94,585	—	173,276
Building Products	—	329,224	—	329,224
Capital Markets	85,170	481,428	—	566,598
Chemicals	233,345	260,796	—	494,141
Commercial Services & Supplies	67,632	263,230	—	330,862
Communications Equipment	98,805	—	—	98,805
Construction & Engineering	—	56,127	—	56,127
Construction Materials	97,155	60,652	—	157,807
Containers & Packaging	—	217,627	—	217,627
Diversified Financial Services	—	419,090	—	419,090
Diversified Telecommunication Services	—	85,385	—	85,385
Electric Utilities	—	82,484	—	82,484
Electrical Equipment	—	145,647	—	145,647
Electronic Equipment, Instruments & Components	—	173,651	—	173,651
Food & Staples Retailing	61,835	195,842	—	257,677
Health Care Equipment & Supplies	—	71,975	—	71,975
Health Care Providers & Services	—	108,804	—	108,804
Hotels, Restaurants & Leisure	218,405	155,559	—	373,964
Household Durables	—	141,712	—	141,712
Industrial Conglomerates	—	86,614	—	86,614
Insurance	—	156,591	—	156,591
Internet & Catalog Retail	—	61,498	—	61,498
Internet Software & Services	169,246	233,138	—	402,384
IT Services	—	149,120	—	149,120
Leisure Products	—	76,055	—	76,055
Life Sciences Tools & Services	85,648	258,862	—	344,510
Machinery	163,369	456,638	—	620,007
Media	77,236	485,815	—	563,051
Multi-Utilities	—	88,703	—	88,703
Multiline Retail	—	178,853	—	178,853
Oil, Gas & Consumable Fuels	—	58,387	—	58,387
Paper & Forest Products	—	156,219	—	156,219

Personal Products	61,962	186,477	—	248,439
Pharmaceuticals	300,701	168,250	—	468,951
Professional Services	—	260,683	—	260,683
Real Estate	87,230	147,915	—	235,145
Real Estate Management & Development	—	270,934	—	270,934
Road & Rail	—	180,306	—	180,306
Semiconductors & Semiconductor Equipment	—	120,144	—	120,144
Software	—	109,486	—	109,486
Specialty Retail	154,797	208,050	—	362,847
Thrifts & Mortgage Finance	—	78,924	—	78,924
Trading Companies & Distributors	—	76,530	—	76,530
Transportation Infrastructure	—	198,859	—	198,859
Wireless Telecommunication Services	—	104,091	—	104,091

Total Common Stock	2,041,227	8,563,371	—	10,604,598

Preferred Stock
Building Products	90,995	—	—	90,995

Total Preferred Stock	90,995	—	—	90,995

Warrants
Oil, Gas & Consumable Fuels	—	—	—	—

Total Warrants	—	—	—	—

Total Investments	2,132,222	8,563,371	—	10,695,593

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	817,456	—	817,456

Total	$2,132,222	$9,380,827	$—	$11,513,049

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(123,375)	$—	$(123,375)

Total	$—	$(123,375)	$—	$(123,375)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Emerging Markets Multi-Asset Opportunities Fund	$—	$969,375
*	The Funds recognize transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2015, were due to changes in valuation from the exchange closing price to the fair value price as described under the “Fair Value Measurements — Equity Securities”.

The Funds held no investments or other financial instruments at July 31, 2015, for which fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2015, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW High Dividend Equities Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

	Equity Risk		Foreign Currency Risk	Total
TCW Emerging Markets Multi-Asset Opportunities Fund
Asset Derivatives
Forward Currency Contracts	$—		$32,169	$32,169

Total Value	$—		$32,169	$32,169

Liability Derivatives
Forward Currency Contracts	$—		$(14,778)	$(14,778)

Total Value	$—		$(14,778)	$(14,778)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—		$1,838,640	$1,838,640
TCW High Dividend Equities Fund
Liability Derivatives
Written Options	$—	(1)	$—	$— (1)

Total Value	$—	(1)	$—	$— (1)

Notional Amounts or Shares/Units (2)
Written Options	2		—	2
TCW International Growth Fund
Asset Derivatives
Forward Currency Contracts	$—		$91	$91

Total Value	$—		$91	$91

Liability Derivatives
Forward Currency Contracts	$—		$(6)	$(6)

Total Value	$—		$(6)	$(6)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—		$1,369,406	$1,369,406
TCW International Small Cap Fund
Asset Derivatives
Forward Currency Contracts	$—		$817	$817

Total Value	$—		$817	$817

Liability Derivatives
Forward Currency Contracts	$—		$(123)	$(123)

Total Value	$—		$(123)	$(123)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—		$12,655,092	$12,655,092

(1)	Amount less than $1
(2)	Amount represents the number of contracts or notional value outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund had forward foreign currency contracts outstanding as of July 31, 2015.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Transactions in written option contracts during the period ended July 31, 2015, were as follows:

TCW Global Real Estate Fund

	Call Contracts	Call Premiums
Options outstanding at December 1, 2014 (Commencement of Operations)	—	$—
Options written	38	6,636
Options terminated in closing purchase transactions	(1)	(364)
Options exercised	(7)	(1,269)
Options expired	(30)	(5,003)

Options outstanding at July 31, 2015	—	$—

TCW High Dividend Equities Fund

	Call Contracts	Call Premiums
Options outstanding at December 1, 2014 (Commencement of Operations)	—	$—
Options written	28	5,288
Options terminated in closing purchase transactions	—	—
Options exercised	(6)	(874)
Options expired	(20)	(3,448)

Options outstanding at July 31, 2015	2	$966

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, a Fund segregates cash and/or securities in the amount or value at least equal to the amount of these transactions.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Developing Markets Equity Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund and the TCW International Growth Fund held participation notes as of July 31, 2015, which are listed on the Schedule of Investments.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Note 2 – Federal Income Taxes

At July 31, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$1,549	$(213)	$1,336	$10,687
TCW Conservative Allocation Fund	4,531	(253)	4,278	28,222
TCW Developing Markets Equity Fund	41	(351)	(310)	5,400
TCW Emerging Markets Multi-Asset Opportunities Fund	2,534	(3,000)	(466)	50,176
TCW Global Real Estate Fund	37	(124)	(87)	2,448
TCW Growth Equities Fund	5,939	(560)	5,379	15,216
TCW High Dividend Equities Fund	105	(208)	(103)	4,911
TCW International Growth Fund	202	(60)	142	2,493
TCW International Small Cap Fund	1,205	(544)	661	10,035
TCW Relative Value Dividend Appreciation Fund	264,004	(29,962)	234,042	863,318
TCW Relative Value Large Cap Fund	236,480	(14,271)	222,209	486,829
TCW Relative Value Mid Cap Fund	31,015	(8,820)	22,195	108,784
TCW Select Equities Fund	762,109	—	762,109	1,034,396
TCW Small Cap Growth Fund	37,798	(3,806)	33,992	106,185
TCW SMID Cap Growth Fund	11,830	(1,326)	10,504	35,942

Note 3 – Transactions with Affiliates

A summary of the TCW Conservative Allocation Fund’s transactions in affiliated funds for the period ended July 31, 2015, is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
Metropolitan West Total Return Bond Fund — I Class	554,686	156,839	(68,879)	642,646	$6,973
TCW Global Real Estate Fund — I Class	—	138,719	(13,813)	124,906	1,231
TCW Growth Equities Fund — I Class	115,248	29,971	(54,112)	91,107	1,125
TCW High Dividend Equities Fund — I Class	—	171,999	(17,038)	154,961	1,551
TCW Relative Value Large Cap Fund — I Class	223,994	30,724	(81,267)	173,451	3,934
TCW Relative Value Mid Cap Fund — I Class	60,457	16,501	(38,722)	38,236	908
TCW Select Equities Fund — I Class	268,965	43,101	(82,923)	229,143	6,847
TCW Total Return Bond Fund — I Class	814,503	204,535	(101,638)	917,400	9,440

Total					$32,009

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2015.

Note 5 – Recently Issued Accounting Pronouncements

In June 2014, Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (17.5% of Net Assets)
	Airlines (0.7%)
$2,445,364	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	$2,662,390
59,243	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	65,612
1,051,063	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23	1,166,680
747,850	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	851,147
942,320	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,005,927
796,734	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	871,926
506,081	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	582,945
556,324	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	623,082
2,198,380	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,453,942
865,622	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	905,116

	Total Airlines	11,188,767

	Auto Manufacturers (0.5%)
3,000,000	Ford Motor Credit Co. LLC, 1.223%, due 01/09/18 (1)	3,004,446
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,009,538
2,500,000	General Motors Financial Co., Inc., 3.45%, due 04/10/22	2,405,469

	Total Auto Manufacturers	8,419,453

	Banks (4.9%)
1,500,000	Bank of America Corp., 1.154%, due 04/01/19 (1)	1,505,338
3,000,000	Bank of America Corp., 1.5%, due 10/09/15	3,003,672
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,204,239
2,000,000	Bank of America Corp., 6.5%, due 08/01/16	2,100,728
2,550,000	Bank of America N.A., 0.566%, due 06/15/16 (1)	2,544,759
1,000,000	Bank of America N.A., 0.586%, due 06/15/17 (1)	993,429
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,321,817
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,482,252
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	261,363
1,000,000	Chase Capital VI, 0.903%, due 08/01/28 (1)	860,000
1,930,000	Citigroup, Inc., 1.255%, due 07/25/16 (1)	1,936,554
4,717,000	Citigroup, Inc., 5.3%, due 01/07/16	4,807,783
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,245,387
425,000	Citigroup, Inc., 6%, due 08/15/17	460,730

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$275,000	Citigroup, Inc., 6.125%, due 05/15/18	$305,385
725,000	Citigroup, Inc., 8.5%, due 05/22/19	884,812
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,741,285
475,000	First Chicago NBD Institutional Capital I, 0.83%, due 02/01/27 (1)	419,421
2,000,000	Goldman Sachs Group, Inc. (The), 1.6%, due 11/23/15	2,003,753
1,500,000	Goldman Sachs Group, Inc. (The), 1.884%, due 11/29/23 (1)	1,534,926
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,114,357
2,000,000	Goldman Sachs Group, Inc. (The), 5.35%, due 01/15/16	2,040,076
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,197,220
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	57,389
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,719,184
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	4,437,218
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,528,404
475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	536,390
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	520,730
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,215,760
730,000	JPMorgan Chase Capital XIII, 1.232%, due 09/30/34 (1)	630,538
5,750,000	JPMorgan Chase Capital XXI, 1.228%, due 01/15/87 (1)	4,801,250
2,000,000	JPMorgan Chase Capital XXIII, 1.274%, due 05/15/77 (1)	1,581,500
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	970,298
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (2)	3,131,837
1,290,000	Morgan Stanley, 0.737%, due 10/18/16 (1)	1,287,263
400,000	Morgan Stanley, 0.769%, due 10/15/15 (1)	400,198
1,500,000	Morgan Stanley, 4.75%, due 03/22/17	1,581,153
575,000	Morgan Stanley, 5.45%, due 01/09/17	607,101
600,000	Morgan Stanley, 5.5%, due 07/24/20	675,782
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,964,033
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,092,546
375,000	Morgan Stanley, 7.3%, due 05/13/19	441,342
4,125,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	4,131,390
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	942,360
3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,310,653
1,000,000	UBS AG (Switzerland), 5.875%, due 07/15/16	1,041,111
2,355,000	Wells Fargo & Co., 2.6%, due 07/22/20	2,368,543

	Total Banks	80,943,259

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	110,431

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Commercial Services (0.3%)
$4,185,000	Catholic Health Initiatives, 4.2%, due 08/01/23	$4,462,712

	Diversified Financial Services (0.5%)
565,000	General Electric Capital Corp., 0.658%, due 05/05/26 (1)	534,887
3,315,000	General Electric Capital Corp., 0.754%, due 08/15/36 (1)	3,011,091
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	1,016,280
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,366,419
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,105,372
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	283,956
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (2)	1,047,500

	Total Diversified Financial Services	8,365,505

	Electric (1.1%)
1,500,000	Appalachian Power Co., 4.45%, due 06/01/45	1,456,889
2,205,000	Berkshire Hathaway Energy Co., 4.5%, due 02/01/45	2,213,527
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,192,634
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	2,985,337
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (2)	3,229,891
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (2)	968,316
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	460,991
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	171,033
2,545,000	Public Service Co. of New Mexico, 7.949%, due 05/15/18	2,958,926
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,115,599

	Total Electric	17,753,143

	Energy-Alternate Sources (0.1%)
1,231,466	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (2)	1,451,406

	Food (0.2%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	160,206
2,467,000	Kraft Heinz Foods Co., (144A), 1.6%, due 06/30/17 (2)	2,471,112

	Total Food	2,631,318

	Gas (0.4%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	477,552
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,089,229
3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41 (2)	4,010,638

	Total Gas	6,577,419

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Healthcare-Products (0.0%)
$250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	$274,001

	Healthcare-Services (1.4%)
175,000	Anthem, Inc., 5.875%, due 06/15/17	188,410
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,850,361
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,871,286
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,561,498
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,861,508
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	70,414
3,860,000	Providence Health & Services Obligated Group, 1.234%, due 10/01/17 (1)	3,881,061
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,335,236
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,218,925
2,460,000	UnitedHealth Group, Inc., 4.625%, due 07/15/35	2,558,860

	Total Healthcare-Services	22,397,559

	Insurance (1.4%)
2,500,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,491,177
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)	2,081,294
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,373,750
800,000	MetLife, Inc., 4.368%, due 09/15/23	857,916
300,000	MetLife, Inc., 5.7%, due 06/15/35	350,527
2,300,000	Metropolitan Life Global Funding I, (144A), 0.819%, due 07/15/16 (1)(2)	2,309,943
3,460,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (2)	3,627,447
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (2)	3,990,312
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,095,329
3,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	3,792,500

	Total Insurance	22,970,195

	Media (0.3%)
4,130,000	CCO Safari II LLC, (144A), 4.908%, due 07/23/25 (2)	4,145,616
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	224,983

	Total Media	4,370,599

	Mining (0.2%)
2,400,000	Barrick Gold Corp. (Canada), 4.1%, due 05/01/23	2,133,600
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	327,180

	Total Mining	2,460,780

	Miscellaneous Manufacturers (0.1%)
1,835,000	General Electric Co., 4.5%, due 03/11/44	1,914,819

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (0.3%)
$250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	$262,399
1,700,000	Exxon Mobil Corp., 3.567%, due 03/06/45	1,579,087
1,000,000	Noble Energy, Inc., 5.05%, due 11/15/44	938,640
2,500,000	Shell International Finance BV, 4.375%, due 05/11/45	2,498,992

	Total Oil & Gas	5,279,118

	Pharmaceuticals (0.1%)
2,600,000	Actavis Funding SCS, 4.75%, due 03/15/45	2,460,947

	Pipelines (1.7%)
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,047,452
3,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	3,438,365
2,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	1,891,456
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (2)	2,016,267
250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)	293,554
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	756,088
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	965,098
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,372,910
2,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (2)	2,593,224
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,018,638
3,245,000	Spectra Energy Partners LP, 4.5%, due 03/15/45	2,862,501
2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	1,958,630
1,005,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,037,112
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,584,415
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	424,966

	Total Pipelines	27,260,676

	Real Estate (0.1%)
850,000	Post Apartment Homes LP, 4.75%, due 10/15/17	896,856

	REIT (2.1%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,380,565
3,000,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	2,949,375
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	2,945,076
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,056,084
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,504,891
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,254,622
1,500,000	HCP, Inc., 5.625%, due 05/01/17	1,594,346
3,000,000	HCP, Inc., 6%, due 01/30/17	3,186,921
715,000	HCP, Inc., 6.3%, due 09/15/16	751,803
605,000	Health Care REIT, Inc., 3.75%, due 03/15/23	601,856

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	$595,804
3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	3,892,728
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,229,842
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,662,662
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,615,369
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,190,882
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,499,838

	Total REIT	34,912,664

	Retail (0.3%)
2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,279,597
3,000,000	Walgreens Boots Alliance, Inc., 0.726%, due 05/18/16 (1)	2,998,866

	Total Retail	5,278,463

	Software (0.1%)
2,000,000	Microsoft Corp., 3.75%, due 02/12/45	1,834,118

	Telecommunications (0.6%)
1,500,000	AT&T, Inc., 4.75%, due 05/15/46	1,388,854
1,500,000	AT&T, Inc., 5.35%, due 09/01/40	1,515,417
739,000	AT&T, Inc., 6.5%, due 09/01/37	848,523
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,721,250
2,000,000	Verizon Communications, Inc., 2.036%, due 09/14/18 (1)	2,067,276
2,000,000	Verizon Communications, Inc., 4.862%, due 08/21/46	1,889,830
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	144,928
600,000	Verizon Communications, Inc., (144A), 4.522%, due 09/15/48 (2)	535,341

	Total Telecommunications	10,111,419

	Transportation (0.1%)
2,385,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	2,248,077

	Total Corporate Bonds (Cost: $279,316,473)	286,573,704

	Municipal Bonds (0.7%)
585,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	712,337
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,720,230
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,515,300
840,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	917,952
3,000,000	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bond, 5.572%, due 11/01/38	3,609,030
2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,576,520

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	$813,855

	Total Municipal Bonds (Cost: $11,711,782)	11,865,224

	Foreign Government Bonds (Cost: $198,791) (0.0%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	210,812

	Asset-Backed Securities (8.8%)
1,984,577	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	2,069,133
2,312,060	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	2,360,536
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.291%, due 12/27/44 (1)(2)	2,804,956
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.707%, due 10/19/24 (1)(2)	2,498,698
2,350,000	AMMC CDO (14-14A-A1L), (144A), 1.727%, due 07/27/26 (1)(2)	2,344,640
1,000,000	Babson CLO, Ltd. (14-IIA-A), (144A), 1.564%, due 10/17/26 (1)(2)	995,969
1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 1.709%, due 04/20/27 (1)(2)	999,777
1,600,000	Ballyrock CLO, Ltd. (14-1A-A1), (144A), 1.767%, due 10/20/26 (1)(2)	1,600,785
2,062,548	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.421%, due 12/25/36 (1)(2)	1,812,705
1,680,962	Brazos Education Loan Authority, Inc. (12-1-A1), 0.887%, due 12/26/35 (1)	1,628,543
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.29%, due 12/26/24 (1)	639,588
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.482%, due 02/25/35 (1)	661,651
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.312%, due 11/25/33 (1)	1,720,879
692,805	College Loan Corp. Trust (05-2-A3), 0.419%, due 04/15/25 (1)	690,095
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 1.789%, due 04/15/27 (1)(2)	3,960,673
3,049,312	Educational Funding of the South, Inc. (11-1-A2), 0.945%, due 04/25/35 (1)	3,029,136
1,446,286	Educational Services of America, Inc. (12-2-A), (144A), 0.921%, due 04/25/39 (1)(2)	1,430,014
2,500,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 1.669%, due 07/17/26 (1)(2)	2,491,815
3,032,849	GCO Education Loan Funding Master Trust (06-2AR-A1RN), (144A), 0.841%, due 08/27/46 (1)(2)	2,854,382
713,476	GE Business Loan Trust (04-2A-A), (144A), 0.407%, due 12/15/32 (1)(2)	693,115
2,776,500	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	2,767,248
2,778,895	Higher Education Funding I (14-1-A), (144A), 1.332%, due 05/25/34 (1)(2)	2,700,200
3,600,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 1.681%, due 04/18/26 (1)(2)	3,600,997
3,400,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 1.624%, due 01/18/27 (1)(2)	3,398,957
3,260,000	Magnetite XII, Ltd. (15-12A-A), (144A), 1.789%, due 04/15/27 (1)(2)	3,260,960
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.238%, due 07/20/43 (1)	2,258,563
5,470,175	Navient Student Loan Trust (14-2-A), 0.831%, due 03/25/43 (1)	5,366,078
5,471,415	Navient Student Loan Trust (14-3-A), 0.811%, due 03/25/43 (1)	5,360,778
2,732,080	Navient Student Loan Trust (14-4-A), 0.807%, due 03/25/43 (1)	2,678,032

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$4,608,406	Nelnet Student Loan Trust (11-1A-A), (144A), 1.041%, due 02/25/43 (1)(2)	$4,530,550
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.141%, due 11/25/43 (1)(2)	2,804,974
7,175,000	Nelnet Student Loan Trust (15-2A-A2), (144A), 0.787%, due 09/25/42 (1)(2)	7,007,230
3,000,000	Nomad CLO, Ltd. (13-1A-A1), (144A), 1.489%, due 01/15/25 (1)(2)	2,979,844
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.696%, due 11/20/23 (1)(2)	2,597,963
1,813,903	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.542%, due 08/25/21 (1)(2)	1,769,714
3,411,313	PHEAA Student Loan Trust (15-1A-A), (144A), 0.791%, due 10/25/41 (1)(2)	3,297,400
2,347,257	SLC Student Loan Trust (05-3-B), 0.536%, due 06/15/40 (1)	2,075,708
4,657,019	SLM Student Loan Trust (04-10-A5B), (144A), 0.695%, due 04/25/23 (1)(2)	4,645,688
1,141,156	SLM Student Loan Trust (05-6-B), 0.585%, due 01/25/44 (1)	1,022,031
1,166,216	SLM Student Loan Trust (06-10-B), 0.515%, due 03/25/44 (1)	1,005,195
3,400,000	SLM Student Loan Trust (06-2-A6), 0.465%, due 01/25/41 (1)	2,946,304
3,400,000	SLM Student Loan Trust (06-8-A6), 0.455%, due 01/25/41 (1)	2,948,148
1,165,811	SLM Student Loan Trust (07-1-B), 0.515%, due 01/27/42 (1)	1,020,699
621,865	SLM Student Loan Trust (07-6-B), 1.145%, due 04/27/43 (1)	548,131
710,000	SLM Student Loan Trust (08-2-B), 1.495%, due 01/25/29 (1)	636,721
710,000	SLM Student Loan Trust (08-3-B), 1.495%, due 04/25/29 (1)	637,046
8,380,000	SLM Student Loan Trust (08-4-A4), 1.945%, due 07/25/22 (1)	8,450,635
710,000	SLM Student Loan Trust (08-4-B), 2.145%, due 04/25/29 (1)	685,916
710,000	SLM Student Loan Trust (08-5-B), 2.145%, due 07/25/29 (1)	691,695
7,450,000	SLM Student Loan Trust (08-6-A3), 1.045%, due 01/25/19 (1)	7,399,798
710,000	SLM Student Loan Trust (08-6-B), 2.145%, due 07/25/29 (1)	696,846
710,000	SLM Student Loan Trust (08-7-B), 2.145%, due 07/25/29 (1)	702,276
710,000	SLM Student Loan Trust (08-8-B), 2.545%, due 10/25/29 (1)	730,095
6,080,647	SLM Student Loan Trust (08-9-A), 1.795%, due 04/25/23 (1)	6,117,149
710,000	SLM Student Loan Trust (08-9-B), 2.545%, due 10/25/29 (1)	730,333
2,000,000	SLM Student Loan Trust (11-2-A2), 1.391%, due 10/25/34 (1)	1,978,478
2,600,000	SLM Student Loan Trust (12-7-A3), 0.841%, due 05/26/26 (1)	2,547,794
2,312,233	SLM Student Loan Trust (13-4-A), 0.741%, due 06/25/27 (1)	2,271,720

	Total Asset-Backed Securities (Cost: $144,869,335)	144,154,984

	Commercial Mortgage-Backed Securities — Agency (6.7%)
3,425,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K004-A2), 4.186%, due 08/25/19	3,734,093
2,915,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	3,159,172
2,755,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (1)	3,018,006

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$7,095,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K041-A2), 3.171%, due 10/25/24	$7,321,341
3,400,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	3,516,185
3,256,161	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 0.821%, due 07/25/20 (1)	3,275,511
7,685,831	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.534%, due 09/25/21 (1)	7,709,880
2,100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-A2), 4.285%, due 01/25/20	2,335,725
5,615,943	Federal National Mortgage Association, Pool #462237, 5.525%, due 07/01/16	5,703,945
1,188,489	Federal National Mortgage Association, Pool #464959, 4.12%, due 04/01/20	1,293,328
3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,353,671
1,812,270	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	2,032,724
3,787,418	Federal National Mortgage Association, Pool #745935, 5.698%, due 08/01/16	3,855,459
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.4%, due 02/01/20	2,548,696
3,546,718	Federal National Mortgage Association, Pool #AE0918, 3.664%, due 10/01/20	3,816,458
2,037,701	Federal National Mortgage Association, Pool #Al0151, 4.383%, due 04/01/21	2,263,886
6,401,592	Federal National Mortgage Association, Pool #AL3382, 2.354%, due 03/01/23	6,383,029
5,547,279	Federal National Mortgage Association, Pool #AL6829, 2.966%, due 05/01/27	5,555,977
2,305,000	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	2,286,677
3,300,000	Federal National Mortgage Association, Pool #AM4125, 3.74%, due 08/01/23	3,554,829
4,155,000	Federal National Mortgage Association, Pool #AM9004, 2.8%, due 06/01/25	4,160,425
2,450,044	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,628,979
3,328,756	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,582,372
2,644,170	Federal National Mortgage Association, Pool #FN0003, 4.298%, due 01/01/21	2,923,717
5,580,359	Federal National Mortgage Association (12-M12 1A), 2.841%, due 08/25/22 (ACES) (1)	5,784,517
5,036,880	Federal National Mortgage Association (12-M15 A), 2.656%, due 10/25/22 (ACES) (1)	5,128,476
6,883,369	Federal National Mortgage Association (14-M12 FA), 0.486%, due 10/25/21 (ACES) (1)	6,921,654
1,599,752	NCUA Guaranteed Notes (11-C1-2A), 0.717%, due 03/09/21 (1)	1,605,227

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $110,231,689)	109,453,959

	Commercial Mortgage-Backed Securities — Non-Agency (4.2%)
878,266	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.071%, due 10/12/42 (1)	879,582
5,867,000	Commercial Mortgage Asset Trust (99-C2-G), 6%, due 11/17/32	6,381,080
64,797	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	64,785
2,467,528	GE Capital Commercial Mortgage Corp. (05-C4-A4), 5.318%, due 11/10/45 (1)	2,470,372
4,431,719	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB16-A4), 5.552%, due 05/12/45	4,522,751
8,379,584	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-A4), 5.905%, due 04/15/45 (1)	8,549,606

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$1,340,057	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP8-A1A), 5.397%, due 05/15/45	$1,381,945
1,367,227	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A2), (144A), 3.673%, due 02/15/46 (2)	1,392,145
4,570,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,865,633
4,556,123	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	4,591,362
2,619,519	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A1A), 5.166%, due 12/12/49	2,725,164
8,100,000	Morgan Stanley Capital I Trust (07-HQ11-A4), 5.447%, due 02/12/44 (1)	8,466,468
858,426	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.678%, due 04/12/49 (1)	860,015
8,000,000	Morgan Stanley Capital I Trust (07-HQ12-A5), 5.678%, due 04/12/49 (1)	8,021,440
939,781	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	957,629
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,819,332
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,930,941
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,318,370
4,300,000	WFRBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	4,600,367

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $70,513,686)	69,798,987

	Residential Mortgage-Backed Securities — Agency (24.7%)
300,009	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	339,261
699,220	Federal Home Loan Mortgage Corp. (2575-FD), 0.637%, due 02/15/33 (PAC) (1)	705,845
476,159	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	507,036
7,716,446	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	7,762,555
182,702	Federal Home Loan Mortgage Corp. (3315-S), 6.223%, due 05/15/37 (I/O) (I/F) (1)	20,316
981,966	Federal Home Loan Mortgage Corp. (3339-JS), 41.618%, due 07/15/37 (I/F) (1)	1,926,066
905,652	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,014,806
1,328,415	Federal Home Loan Mortgage Corp. (3380-SM), 6.223%, due 10/15/37 (I/O) (I/F) (1)	221,619
980,130	Federal Home Loan Mortgage Corp. (3382-FL), 0.887%, due 11/15/37 (1)	992,056
4,549,140	Federal Home Loan Mortgage Corp. (3439-SC), 5.713%, due 04/15/38 (I/O) (I/F) (1)	721,154
1,795,426	Federal Home Loan Mortgage Corp. (3578-DI), 6.463%, due 04/15/36 (I/O) (I/F) (1)	320,953
5,044,845	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	5,149,050
56,344	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.515%, due 01/01/37 (1)	57,770
3,751,474	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	4,147,837
22,386	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	23,403
13,420	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	14,261
28,740	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	32,100
4,200,444	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	4,523,530
3,332,127	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	3,577,974
2,328,518	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	2,494,497
1,189,263	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	1,294,764

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$15,329,589	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	$15,948,075
14,305,345	Federal Home Loan Mortgage Corp., Pool #G08650, 3.5%, due 06/01/45	14,828,943
15,916,818	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	16,554,112
3,536,419	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,703,985
5,619,760	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	5,862,841
300,733	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (1)	495,353
406,110	Federal National Mortgage Association (01-34-FV), 0.691%, due 08/25/31 (1)	411,541
1,637	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	1,653
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,316,724
1,627,903	Federal National Mortgage Association (07-89-GF), 0.711%, due 09/25/37 (1)	1,646,173
320,382	Federal National Mortgage Association (08-30-SA), 6.66%, due 04/25/38 (I/O) (I/F) (1)	52,638
473,257	Federal National Mortgage Association (08-62-SN), 6.01%, due 07/25/38 (I/O) (I/F) (1)	60,550
3,808,353	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,063,552
213,184	Federal National Mortgage Association (09-68-SA), 6.56%, due 09/25/39 (I/O) (I/F) (1)	38,847
3,135,535	Federal National Mortgage Association (10-26-AS), 6.14%, due 03/25/40 (I/O) (I/F) (1)	489,959
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,376,037
31,651	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	35,523
24,165	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	27,871
91,420	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	95,938
97,863	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	106,259
108,784	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	115,263
2,040,960	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	2,165,008
1,963,722	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	2,047,147
3,511,152	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	3,767,252
2,709,904	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	2,840,424
5,473,126	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	5,720,092
4,112,088	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	4,428,847
1,176,545	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,303,971
1,746,263	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	1,988,838
10,809,017	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	11,258,689
11,166,293	Federal National Mortgage Association, Pool #MA1404, 3.5%, due 04/01/43	11,630,828
5,190,348	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	5,358,515
9,117,875	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	9,597,160
9,932,491	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	10,456,617
1,745,000	Federal National Mortgage Association TBA, 2.5% (3)	1,771,311
3,775,000	Federal National Mortgage Association TBA, 3% (3)	3,917,580
39,110,000	Federal National Mortgage Association TBA, 3% (3)	39,353,793
2,780,000	Federal National Mortgage Association TBA, 3.5% (3)	2,932,248
40,220,000	Federal National Mortgage Association TBA, 3.5% (3)	41,738,306
46,420,000	Federal National Mortgage Association TBA, 4% (3)	49,386,527

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$11,985,000	Federal National Mortgage Association TBA, 4.5% (3)	$13,004,193
1,233,700	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	1,315,948
756,020	Government National Mortgage Association (08-27-SI), 6.282%, due 03/20/38 (I/O) (I/F) (1)	130,294
2,986,495	Government National Mortgage Association (08-81-S), 6.012%, due 09/20/38 (I/O) (I/F) (1)	510,748
1,285,725	Government National Mortgage Association (09-66-UF), 1.187%, due 08/16/39 (1)	1,328,169
4,880,434	Government National Mortgage Association (10-1-S), 5.562%, due 01/20/40 (I/O) (I/F) (1)	769,301
117,681	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	128,388
293,462	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	326,787
7,886,811	Government National Mortgage Association II, Pool #MA2826, 3.5%, due 05/20/45	8,247,658
7,340,000	Government National Mortgage Association II, Pool #MA2961, 3.5%, due 07/20/45 (4)	7,680,251
2,875,000	Government National Mortgage Association II TBA, 3% (3)	2,924,189
34,840,000	Government National Mortgage Association II TBA, 3.5% (3)	36,388,744
1,515,000	Government National Mortgage Association II TBA, 4% (3)	1,608,859
3,515,000	Government National Mortgage Association II TBA, 4.5% (3)	3,788,237
2,161,688	NCUA Guaranteed Notes (10-R1-1A), 0.637%, due 10/07/20 (1)	2,173,003
1,206,580	NCUA Guaranteed Notes (10-R2-1A), 0.558%, due 11/06/17 (1)	1,208,898
1,040,475	NCUA Guaranteed Notes (10-R3-1A), 0.747%, due 12/08/20 (1)	1,048,116
893,107	NCUA Guaranteed Notes (10-R3-2A), 0.747%, due 12/08/20 (1)	899,526
1,240,450	NCUA Guaranteed Notes (11-R1-1A), 0.637%, due 01/08/20 (1)	1,246,816
1,216,862	NCUA Guaranteed Notes (11-R2-1A), 0.587%, due 02/06/20 (1)	1,221,010

	Total Residential Mortgage-Backed Securities — Agency (Cost: $397,103,837)	404,690,978

	Residential Mortgage-Backed Securities — Non-Agency (9.4%)
626,292	Asset-Backed Funding Certificates (05-WMC1-M1), 0.851%, due 06/25/35 (1)	622,096
2,127,120	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.701%, due 07/25/35 (1)	2,115,583
7,593,279	Banc of America Funding Trust (15-R2-9A1), (144A), 0.402%, due 03/27/36 (1)(2)	7,337,035
3,648,024	Bear Stearns Asset Backed Securities I Trust (06-HE3-A2), 0.367%, due 04/25/36 (1)	3,631,200
3,970,000	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 0.597%, due 12/25/35 (1)	3,869,166
506,795	Carrington Mortgage Loan Trust (05-NC5-A2), 0.511%, due 10/25/35 (1)	505,652
603,318	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	608,565
1,180,328	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	1,185,178
609,772	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (5)	535,930
1,688,210	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	1,799,255
2,877,782	Countrywide Asset-Backed Certificates (05-11-MV1), 0.657%, due 02/25/36 (1)	2,869,200
21,475	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	22,042

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$7,469,644	Credit Suisse Mortgage Capital Certificates (15-5R-1A1), (144A), 1.066%, due 09/27/46 (2)	$7,252,783
7,255,779	Credit Suisse Mortgage Trust (15-1R-7A3), (144A), 1.474%, due 07/27/36 (1)(2)	7,432,925
7,202,076	CSMC Trust (14-7R-8A1), (144A), 2.289%, due 07/27/37 (1)(2)	7,229,696
189,161	GSAA Trust (05-3-M1), 0.862%, due 12/25/34 (1)	189,202
845,000	GSAMP Trust (05-HE5-M1), 0.611%, due 11/25/35 (1)	817,210
1,507,829	HSBC Home Equity Loan Trust USA (07-1-AM), 0.428%, due 03/20/36 (1)	1,499,980
361,813	HSBC Home Equity Loan Trust USA (07-2-AM), 0.428%, due 07/20/36 (1)	360,518
1,979,816	HSBC Home Equity Loan Trust USA (07-3-APT), 1.388%, due 11/20/36 (1)	1,974,031
1,538,524	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.381%, due 12/25/35 (1)	1,516,374
1,495,926	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.431%, due 04/25/35 (1)	1,340,450
6,337,292	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.641%, due 06/25/35 (1)	6,307,697
7,165,137	Merrill Lynch Mortgage Investors Trust (05-2-2A), 2.52%, due 10/25/35 (1)	7,287,530
1,872,334	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,238,403
2,543,657	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 0.941%, due 07/25/35 (1)	2,579,420
1,990,990	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.106%, due 07/25/34 (1)	1,949,522
6,239,000	Morgan Stanley Home Equity Loan Trust (05-1-M3), 0.971%, due 12/25/34 (1)	6,137,261
423,996	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.687%, due 04/25/34 (1)	430,191
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.891%, due 03/25/35 (1)	2,234,393
3,263,852	New Century Home Equity Loan Trust (05-2-M1), 0.621%, due 06/25/35 (1)	3,284,650
2,596,378	New Century Home Equity Loan Trust (05-3-M1), 0.671%, due 07/25/35 (1)	2,591,561
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.681%, due 07/25/35 (1)	6,896,905
4,124,438	Nomura Resecuritization Trust (14-5R-3A1), (144A), 0.427%, due 05/26/37 (1)(2)	4,018,991
6,186,874	Nomura Resecuritization Trust (15-1R-6A1), (144A), 1%, due 05/26/47 (1)(2)	6,010,065
7,582,570	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.361%, due 01/26/36 (1)(2)	7,787,114
7,085,835	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.442%, due 03/26/35 (2)	7,216,034
799,454	Park Place Securities, Inc. (04-WWF1-M2), 1.211%, due 12/25/34 (1)	798,469
2,204,322	Park Place Securities, Inc. (05-WCH1-M2), 0.971%, due 01/25/36 (1)	2,196,417
4,332,508	Park Place Securities, Inc. (05-WCW2-A2D), 0.561%, due 07/25/35 (1)	4,342,512
638,441	Park Place Securities, Inc. (05-WHQ2-A1B), 0.461%, due 05/25/35 (1)	638,391
4,535,514	Park Place Securities, Inc. (05-WHQ4-A2D), 0.561%, due 09/25/35 (1)	4,518,063
6,182,098	RAMP Trust (06-RZ3-A2), 0.351%, due 08/25/36 (1)	6,131,567
586,171	RASC Trust (06-KS4-A3), 0.341%, due 06/25/36 (1)	588,201
941,069	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (1)	945,683
682,751	Structured Asset Securities Corp. (05-GEL4-M1), 0.707%, due 08/25/35 (1)	678,301
3,595,868	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 2.44%, due 03/25/35 (1)	3,603,434
317,329	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	308,083

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$8,215,342	Wells Fargo Home Equity Trust (04-2-A33), 0.691%, due 10/25/34 (1)	$8,009,067

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $151,013,069)	154,441,996

	U.S. Government Agency Obligations (1.2%)
5,860,000	Federal Farm Credit Bank Funding Corp., 0.206%, due 09/14/16 (1)	5,865,116
6,065,000	Federal Farm Credit Bank Funding Corp., 0.221%, due 04/26/17 (1)	6,071,750
8,320,000	Federal Home Loan Bank, 1.25%, due 06/28/30	8,329,036

	Total U.S. Government Agency Obligations (Cost: $20,228,185)	20,265,902

	U.S. Treasury Securities (25.5%)
3,655,000	U.S. Treasury Bond, 2.875%, due 05/15/43	3,611,312
41,025,000	U.S. Treasury Bond, 3%, due 05/15/45	41,601,894
20,112,135	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (6)	19,684,752
4,560,690	U.S. Treasury Inflation Indexed Bond, 0.625%, due 02/15/43 (6)	4,095,214
8,553,044	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45 (6)	7,914,163
19,987,075	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (6)	19,899,631
5,459,166	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (6)	5,483,902
13,568,293	U.S. Treasury Inflation Indexed Note, 0.125%, due 07/15/24 (6)	13,191,733
22,694,349	U.S. Treasury Inflation Indexed Note, 1.375%, due 02/15/44 (6)	24,496,679
3,216,496	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (6)	3,231,321
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16	8,008,128
5,585,000	U.S. Treasury Note, 0.625%, due 06/30/17	5,581,509
53,305,000	U.S. Treasury Note, 0.625%, due 07/31/17	53,252,945
6,925,000	U.S. Treasury Note, 0.875%, due 07/15/17	6,951,639
124,405,000	U.S. Treasury Note, 1.625%, due 06/30/20	124,905,638
75,815,000	U.S. Treasury Note, 2.125%, due 05/15/25	75,287,851

	Total U.S. Treasury Securities (Cost: $415,418,849)	417,198,311

	Total Fixed Income Securities (Cost: $1,600,605,696) (98.7%)	1,618,654,857

Number of Shares	Money Market Investments
32,781,000	Dreyfus Institutional Cash Advantage Fund, 0.08% (7)	32,781,000
32,782,000	Morgan Stanley Liquidity Fund - Government Portfolio, 0.04% (7)	32,782,000

	Total Money Market Investments (Cost: $65,563,000) (4.0%)	65,563,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $6,000,000) (0.4%)
	Banks (0.4%)
$6,000,000	Credit Suisse / New York (Switzerland), 0.602%, due 08/24/15 (1)	6,000,000

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Short-Term Investments	Value
	Discount Notes (4.9%)
$40,000,000	Federal Home Loan Bank Discount Note, 0.05%, due 08/05/15 (8)	$39,999,778
40,000,000	Federal National Mortgage Association Discount Note, 0.1%, due 08/17/15 (8)	39,998,222

	Total Discount Notes (Cost: $79,998,000)	79,998,000

	Repurchase Agreement (Cost: $61,976,045) (3.8%)
61,976,045	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $65,180,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $63,216,844) (Total Amount to be Received Upon Repurchase $61,976,045)	61,976,045

	U.S. Treasury Security (Cost: $99,995) (0.0%)
100,000	U.S. Treasury Bill, 0.025%, due 10/15/15 (8)	99,991

	Total Short-Term Investments (Cost: $148,074,040) (9.1%)	148,074,036

	Total Investments (Cost: $1,814,242,736) (111.8%)	1,832,291,893
	Liabilities in Excess of Other Assets (-11.8%)	(193,961,243)

	Net Assets (100.0%)	$1,638,330,650

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancement Securities.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $188,963,960 or 11.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(4)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(7)	Rate disclosed is the 7-day net yield as of July 31, 2015.

(8)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Airlines	0.7%
Asset-Backed Securities	8.8
Auto Manufacturers	0.5
Banks	4.9
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	6.7
Commercial Mortgage-Backed Securities — Non-Agency	4.2
Commercial Services	0.3
Diversified Financial Services	0.5
Electric	1.1
Energy-Alternate Sources	0.1
Food	0.2
Foreign Government Bonds	0.0	*
Gas	0.4
Healthcare-Products	0.0	*
Healthcare-Services	1.4
Insurance	1.4
Media	0.3
Mining	0.2
Miscellaneous Manufacturers	0.1
Municipal Bonds	0.7
Oil & Gas	0.3
Pharmaceuticals	0.1
Pipelines	1.7
REIT	2.1
Real Estate	0.1
Residential Mortgage-Backed Securities — Agency	24.7
Residential Mortgage-Backed Securities — Non-Agency	9.4
Retail	0.3
Software	0.1
Telecommunications	0.6
Transportation	0.1
U.S. Government Agency Obligations	1.2
U.S. Treasury Securities	25.5
Money Market Investments	4.0
Short-Term Investments	9.1

Total	111.8%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Argentina (4.2% of Net Assets)
EUR	20,450,000	Argentine Republic Government International Bond, 2.26%, due 12/31/38 (1)	$11,678,936
	$24,767,001	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	23,776,321
	40,659,102	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	39,032,738
	68,460,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	66,193,974
	13,625,000	Provincia de Buenos Aires, (144A), 9.95%, due 06/09/21 (2)	13,599,113
	13,080,000	YPF S.A., (Reg. S), 8.875%, due 12/19/18 (3)	13,734,000

		Total Argentina (Cost: $159,683,448)	168,015,082

		Brazil (6.6%)
BRL	62,700,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	16,455,954
BRL	54,000,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	13,765,445
BRL	75,700,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	18,792,706
	$35,065,000	Brazilian Government International Bond, 4.25%, due 01/07/25	33,259,152
	50,140,000	Brazilian Government International Bond, 5%, due 01/27/45	42,373,314
	20,275,000	Brazilian Government International Bond, 5.625%, due 01/07/41	18,914,548
	16,245,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	15,920,100
	12,407,850	Odebrecht Offshore Drilling Finance Ltd., (Reg. S), 6.75%, due 10/01/23 (3)	8,019,193
	44,000,000	Petrobras Global Finance BV, 4.875%, due 03/17/20	40,805,600
	56,704,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	57,072,576

		Total Brazil (Cost: $279,838,900)	265,378,588

		Chile (3.0%)
	14,450,000	AES Gener S.A., (144A), 5%, due 07/14/25 (2)	14,616,175
	42,520,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (2)	42,028,044
	21,000,000	Latam Airlines Group S.A., (144A), 7.25%, due 06/09/20 (2)	21,483,000
	42,200,000	Latam Airlines Pass-Through Trust (2015-1), (144A), 4.2%, due 11/15/27 (2)	41,603,123

		Total Chile (Cost: $119,515,318)	119,730,342

		China (1.6%)
	9,400,000	Country Garden Holdings Co. Ltd., (Reg. S), 7.25%, due 04/04/21 (3)	9,729,000
	30,500,000	Industrial & Commercial Bank of China, Ltd., (144A), 6%, due 12/29/49 (2)(4)(5)	31,830,715
	20,800,000	Shimao Property Holdings, Ltd., (Reg. S), 8.125%, due 01/22/21 (3)	21,944,000

		Total China (Cost: $62,611,125)	63,503,715

		Colombia (5.6%)
	31,975,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (2)	32,138,072
	22,400,000	Bancolombia S.A., 6.125%, due 07/26/20	23,829,120

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Colombia (Continued)
$16,500,000	BBVA Colombia S.A., (144A), 4.875%, due 04/21/25 (2)	$16,485,150
22,600,000	Colombia Government International Bond, 2.625%, due 03/15/23	20,862,060
18,065,000	Colombia Government International Bond, 4%, due 02/26/24	18,087,581
56,673,000	Colombia Government International Bond, 5%, due 06/15/45	52,847,572
21,700,000	Colombia Telecomunicaciones S.A. ESP, (Reg. S), 5.375%, due 09/27/22 (3)	21,656,600
14,595,000	Ecopetrol S.A., 5.375%, due 06/26/26	14,179,043
13,275,000	Pacific Rubiales Energy Corp., (Reg. S), 5.125%, due 03/28/23 (3)	8,428,298
24,745,000	Pacific Rubiales Energy Corp., (Reg. S), 5.375%, due 01/26/19 (3)	17,630,813

	Total Colombia (Cost: $242,920,594)	226,144,309

	Costa Rica (0.7%)
17,000,000	Costa Rica Government International Bond, (Reg. S), 7%, due 04/04/44 (3)	16,320,000
14,000,000	Costa Rica Government International Bond, (Reg. S), 7.158%, due 03/12/45 (3)	13,527,500

	Total Costa Rica (Cost: $30,448,500)	29,847,500

	Croatia (2.5%)
57,250,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23 (3)	59,110,625
39,375,000	Croatia Government International Bond, (Reg. S), 6%, due 01/26/24 (3)	41,639,062

	Total Croatia (Cost: $102,956,281)	100,749,687

	Dominican Republic (2.3%)
12,800,000	Dominican Republic International Bond, (144A), 5.5%, due 01/27/25 (2)	12,928,000
33,600,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (2)	33,835,200
44,900,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (3)	46,808,250

	Total Dominican Republic (Cost: $93,131,775)	93,571,450

	El Salvador (1.0%)
14,374,000	Agricola Senior Trust, (144A), 6.75%, due 06/18/20 (2)	14,733,494
28,400,000	El Salvador Government International Bond, (144A), 6.375%, due 01/18/27 (2)	27,157,500

	Total El Salvador (Cost: $43,143,000)	41,890,994

	Ghana (Cost: $26,363,188) (0.6%)
27,800,000	Republic of Ghana, (Reg. S), 7.875%, due 08/07/23 (3)	26,132,000

	Guatemala (1.6%)
26,350,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (3)	28,004,780

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Guatemala (Continued)
	$38,100,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (2)	$37,004,625

		Total Guatemala (Cost: $66,491,445)	65,009,405

		Hungary (4.2%)
	41,000,000	Hungary Government International Bond, 5.375%, due 02/21/23	44,871,220
	32,850,000	Hungary Government International Bond, 5.375%, due 03/25/24	35,882,055
	38,230,000	Hungary Government International Bond, 5.75%, due 11/22/23	42,840,538
	45,450,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (2)	46,016,761

		Total Hungary (Cost: $158,458,469)	169,610,574

		India (4.4%)
	21,600,000	Bharti Airtel, Ltd., (144A), 4.375%, due 06/10/25 (2)	21,869,330
	42,415,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (3)(4)	44,052,219
INR	2,010,610,000	India Government Bond, 7.28%, due 06/03/19	30,889,851
INR	2,604,500,000	India Government Bond, 8.83%, due 11/25/23	42,545,166
INR	1,500,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	24,087,888
INR	810,000,000	Rural Electrification Corp., Ltd., 8.3%, due 04/10/25	12,502,673

		Total India (Cost: $177,971,330)	175,947,127

		Indonesia (5.7%)
	$42,900,000	Indonesia Government International Bond, (144A), 4.125%, due 01/15/25 (2)	42,471,000
	51,750,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (2)	49,938,750
	39,300,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (3)	38,081,700
	28,400,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (3)	25,241,920
	73,950,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (2)	73,118,062

		Total Indonesia (Cost: $236,730,019)	228,851,432

		Israel (1.5%)
	43,872,000	Israel Electric Corp., Ltd., (144A), 5%, due 11/12/24 (2)	45,601,346
	13,650,000	Israel Government International Bond, 4.5%, due 01/30/43	13,838,370

		Total Israel (Cost: $59,345,313)	59,439,716

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Ivory Coast (Cost: $26,439,684) (0.6%)
$26,845,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (2)	$25,905,425

	Jamaica (1.1%)
11,500,000	Digicel Group Ltd., (Reg. S), 7.125%, due 04/01/22 (3)	10,608,750
34,800,000	Jamaica Government International Bond, 6.75%, due 04/28/28	34,893,960

	Total Jamaica (Cost: $45,826,080)	45,502,710

	Kazakhstan (Cost: $34,641,600) (0.9%)
35,000,000	Kazakhstan Government International Bond, (144A), 5.125%, due 07/21/25 (2)	34,709,500

	Kenya (Cost: $24,851,300) (0.6%)
24,400,000	Kenya Government International Bond, (Reg. S), 5.875%, due 06/24/19 (3)	24,705,000

	Lebanon (1.8%)
17,000,000	Lebanon Government International Bond, 6.375%, due 03/09/20	17,792,200
23,100,000	Lebanon Government International Bond, (Reg. S), 5.8%, due 04/14/20 (3)	23,583,252
28,985,000	Lebanon Government International Bond, (Reg. S), 6%, due 05/20/19 (3)	29,999,475

	Total Lebanon (Cost: $71,378,147)	71,374,927

	Mexico (6.4%)
20,522,000	Alfa S.A.B. de C.V., (Reg. S), 6.875%, due 03/25/44 (3)	21,342,880
40,500,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21(3)	43,233,750
12,591,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19 (3)	14,182,502
60,000,000	Corp. GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (1)(2)	1,818,000
23,925,000	Mexico Government International Bond, 3.6%, due 01/30/25	23,824,515
40,522,000	Mexico Government International Bond, 4.6%, due 01/23/46	38,593,153
18,065,000	Petroleos Mexicanos, (Reg. S), 4.25%, due 01/15/25 (3)	17,640,473
44,800,000	Petroleos Mexicanos, (Reg. S), 5.5%, due 06/27/44 (3)	41,641,600
49,025,000	Petroleos Mexicanos, (Reg. S), 5.625%, due 01/23/46 (3)	45,990,796
11,600,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (2)	11,948,000

	Total Mexico (Cost: $334,114,868)	260,215,669

	Mongolia (Cost: $36,884,500) (0.9%)
34,350,000	Trade & Development Bank of Mongolia LLC, (144A), 9.375%, due 05/19/20 (2)	35,328,975

	Nigeria (Cost: $16,605,125) (0.4%)
16,400,000	Nigeria Government International Bond, (Reg. S), 6.375%, due 07/12/23 (3)	16,133,500

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Oman (Cost: $27,357,625) (0.7%)
$27,250,000	Lamar Funding, Ltd., (144A), 3.958%, due 05/07/25 (2)	$26,466,563

	Pakistan (Cost: $26,230,750) (0.7%)
25,700,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (2)	26,810,497

	Panama (2.1%)
23,760,000	AES Panama SRL, (144A), 6%, due 06/25/22 (2)	24,092,640
41,325,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (2)	42,618,472
17,750,000	Panama Government International Bond, 3.75%, due 03/16/25	17,739,350

	Total Panama (Cost: $83,134,816)	84,450,462

	Paraguay (1.7%)
18,290,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (2)	18,964,901
19,350,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (2)	20,592,270
27,800,000	Telefonica Celular del Paraguay S.A., (Reg. S), 6.75%, due 12/13/22 (3)	29,259,500

	Total Paraguay (Cost: $67,011,101)	68,816,671

	Peru (4.2%)
30,475,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (2)(4)	30,932,125
24,660,000	Corp. Financiera de Desarrollo S.A., (144A), 4.75%, due 07/15/25 (2)	24,990,444
35,700,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (2)(4)	35,878,500
17,430,000	InRetail Consumer, (Reg. S), 5.25%, due 10/10/21 (3)	18,105,413
28,300,000	Lima Metro Line 2 Finance, Ltd., (144A), 5.875%, due 07/05/34 (2)	28,866,000
9,300,000	Union Andina de Cementos SAA, (144A), 5.875%, due 10/30/21 (2)	9,509,250
21,265,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22 (3)	20,148,587

	Total Peru (Cost: $168,589,157)	168,430,319

	Romania (1.6%)
15,300,000	Romanian Government International Bond, (Reg. S), 4.375%, due 08/22/23 (3)	15,988,882
44,000,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (3)	47,465,616

	Total Romania (Cost: $65,443,165)	63,454,498

	Russia (5.9%)
32,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (Reg. S), 7.75%, due 04/28/21 (3)	32,000,000
16,000,000	Gazprom Neft OAO via GPN Capital S.A., (Reg. S), 6%, due 11/27/23 (3)	14,793,600

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Russia (Continued)
	$23,660,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., (Reg. S), 8.625%, due 06/22/20 (3)	$25,822,287
RUB	1,232,509,000	Russian Federal Bond — OFZ, 6.4%, due 05/27/20	17,066,384
RUB	878,591,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	13,688,966
	$41,600,000	Russian Foreign Bond — Eurobond, (Reg. S), 3.5%, due 01/16/19 (3)	41,262,000
	18,800,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22 (3)	18,247,280
	10,600,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (3)	10,348,250
	17,400,000	Russian Foreign Bond — Eurobond, (Reg. S), 5%, due 04/29/20 (3)	17,810,257
	30,725,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.18%, due 06/28/19 (3)	30,571,375
	16,850,000	Sberbank of Russia via SB Capital S.A., (Reg. S), 5.717%, due 06/16/21 (3)	16,457,092

		Total Russia (Cost: $242,962,336)	238,067,491

		Serbia (1.4%)
	33,300,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (3)	33,757,875
	20,994,000	Republic of Serbia, (Reg. S), 5.875%, due 12/03/18 (3)	22,161,791

		Total Serbia (Cost: $56,153,954)	55,919,666

		Slovenia (1.4%)
	23,700,000	Slovenia Government International Bond, (144A), 5.25%, due 02/18/24 (2)	26,235,900
	28,550,000	Slovenia Government International Bond, (Reg. S), 5.5%, due 10/26/22 (3)	32,154,438

		Total Slovenia (Cost: $59,859,285)	58,390,338

		South Africa (1.6%)
	13,850,000	AngloGold Ashanti Holdings PLC, 5.125%, due 08/01/22	11,940,085
	34,929,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (3)	30,475,552
	21,125,000	Myriad International Holdings BV, (144A), 5.5%, due 07/21/25 (2)	21,494,688

		Total South Africa (Cost: $66,543,195)	63,910,325

		South Korea (Cost: $46,544,250) (1.1%)
	46,605,000	Woori Bank, (144A), 5%, due 06/10/45 (2)(4)	46,600,340

		Sri Lanka (1.9%)
	27,800,000	Sri Lanka Government International Bond, (144A), 6.125%, due 06/03/25 (2)	27,405,240
	17,650,000	Sri Lanka Government International Bond, (Reg. S), 6%, due 01/14/19 (3)	18,216,565

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Sri Lanka (Continued)
$31,000,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (3)	$31,736,250

	Total Sri Lanka (Cost: $78,975,750)	77,358,055

	Turkey (4.3%)
45,000,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (2)	43,942,500
70,800,000	Turkey Government International Bond, 3.25%, due 03/23/23	65,387,340
23,200,000	Turkey Government International Bond, 4.875%, due 04/16/43	20,967,000
41,700,000	Turkey Government International Bond, 5.125%, due 03/25/22	43,534,800

	Total Turkey (Cost: $180,135,187)	173,831,640

	Ukraine (Cost: $91,830,593) (1.6%)
103,867,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (3)	65,176,542

	United Arab Emirates (Cost: $35,819,500) (0.9%)
31,630,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (3)	34,911,613

	United Kingdom (Cost: $13,810,160) (0.3%)
14,000,000	Sable International Finance, Ltd., 6.875%, due 08/01/22	13,810,160

	Uruguay (Cost: $41,293,799) (1.0%)
40,500,000	Uruguay Government International Bond, 5.1%, due 06/18/50	39,114,900

	Venezuela (1.8%)
84,500,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (3)	27,977,950
25,900,000	Venezuela Government International Bond, 7.65%, due 04/21/25	9,259,250
76,825,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (3)	28,425,250
17,000,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (3)	6,417,500

	Total Venezuela (Cost: $130,908,125)	72,079,950

	Vietnam (Cost: $38,879,635) (0.9%)
37,508,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (2)	37,609,217

	Zambia (Cost: $11,779,250) (0.3%)
12,550,000	Zambia Government International Bond, (Reg. S), 5.375%, due 09/20/22 (3)	10,715,190

	Total Fixed Income Securities (Cost: $3,983,611,642) (93.6%)	3,773,622,064

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Number of Shares	Equity Securities	Value
	Mexico (0.0%)
$ 240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (1)	$—

	Total Equity Securities (Cost: $0) (0%)	—

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $265,614,180) (6.5%)
265,614,180	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $279,360,000 Federal Home Loan Mortgage Corp., 2%, due 11/02/22, valued at $269,337,681; $1,635,000 Federal National Mortgage Association, 2.08%, due 11/02/22, valued at $ 1,592,951) (Total Amount to be Received Upon Repurchase $265,614,180)	265,614,180

	U.S. Treasury Securities (0.1%)
2,026,000	U.S. Treasury Bill, 0.01%, due 08/20/15 (6)(7)	2,025,989
250,000	U.S. Treasury Bill, 0.033%, due 08/20/15 (6)(7)	249,996

	Total U.S. Treasury Securities (Cost: $2,275,985)	2,275,985

	Total Short-Term Investments (Cost: $267,890,165) (6.6%)	267,890,165

	Total Investments (Cost: $4,251,501,807) (100.2%)	4,041,512,229
	Liabilities in Excess of Other Assets (-0.2%)	(9,928,378)

	Total Net Assets (100.0%)	$4,031,583,851

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Citibank N.A.	BRL	83,590,800	08/24/15	$24,618,112	$24,324,267	$(293,845)
Citibank N.A.	INR	2,851,200,000	08/24/15	44,000,000	44,299,681	299,681
Citibank N.A.	TRY	126,566,900	09/09/15	45,478,584	45,327,783	(150,801)
Morgan Stanley & Co., Inc.	BRL	71,005,000	09/29/15	20,843,975	20,413,528	(430,447)

				$134,940,671	$134,365,259	$(575,412)

SELL (9)
Bank of America	BRL	71,005,000	09/29/15	$22,000,000	$20,413,528	$1,586,472
Bank of America	INR	2,851,200,000	08/24/15	44,684,154	44,299,681	384,473
Bank of America	TRY	126,566,900	09/09/15	44,500,000	45,327,783	(827,783)
Citibank N.A.	BRL	137,610,000	08/24/15	44,000,000	40,043,431	3,956,569

				$155,184,154	$150,084,423	$5,099,731

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Cross Currency Forwards
Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized (Depreciation)
Citibank N.A.	MXN	168,566,625	10/15/15	EUR	9,437,500	(25,241)
Morgan Stanley & Co., Inc.	EUR	37,900,000	10/15/15	MXN	660,623,470	(911,734)
Morgan Stanley & Co., Inc.	MXN	344,899,475	10/15/15	EUR	18,950,000	(449,578)

						$(1,386,553)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
2,510	5-Year U.S. Treasury Note Futures	09/30/15	$300,807,813	$(1,420,658)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
OJSC		Open Joint-Stock Company.

(1)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $1,221,176,907 or 30.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2015, the value of these securities amounted to $1,409,528,593 or 35.0% of net assets.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(5)		Perpetual Maturity.

(6)		Rate shown represents yield-to-maturity.

(7)		All or a portion of this security is held as collateral for open futures contracts.

(8)		Fund buys foreign currency, sells U.S. Dollar.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Aerospace/Defense	0.4%
Airlines	2.3
Auto Parts & Equipment	0.3
Banks	11.0
Building Materials	1.3
Commercial Services	0.9
Diversified Financial Services	2.4
Electric	3.9
Foreign Government Bonds	53.2
Holding Companies — Diversified	0.5
Household Products/Wares	0.4
Media	0.5
Mining	1.6
Oil & Gas	9.1
Real Estate	0.8
Regional (State & Province)	0.3
Retail	0.5
Telecommunications	3.5
Transportation	0.7
Short-Term Investments	6.6

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Brazil (12.9% of Net Assets)
BRL	15,680,000	Brazil Letras do Tesouro Nacional, 0%,due 01/01/18 (1)	$3,430,984
BRL	29,313,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	8,260,685
BRL	31,040,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	8,616,477
BRL	28,350,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	7,440,610
BRL	18,550,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	4,605,082

		Total Brazil (Cost: $40,335,719)	32,353,838

		Chile (Cost: $1,416,946) (0.5%)
CLP	815,000,000	Chile Government International Bond, (Reg. S), 6%, due 01/01/20 (2)	1,318,531

		China (Cost: $1,325,029) (0.5%)
CNY	8,100,000	Future Land Development Holdings, Ltd., (Reg. S), 9.75%, due 04/23/16 (2)	1,312,294

		Colombia (5.6%)
COP	4,910,000,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28	1,476,626
COP	8,383,000,000	Colombian TES (Treasury) Bond, 7%, due 09/11/19	3,053,885
COP	7,156,000,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	2,531,761
COP	7,227,000,000	Colombian TES (Treasury) Bond, 7.5%, due 08/26/26	2,495,633
COP	10,875,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	4,515,867

		Total Colombia (Cost: $17,958,736)	14,073,772

		Ghana (Cost: $1,166,149) (0.5%)
	$1,250,000	Republic of Ghana, (Reg. S), 7.875%, due 08/07/23 (2)	1,175,000

		Hungary (3.2%)
HUF	864,000,000	Hungary Government Bond, 5.5%, due 06/24/25	3,557,952
HUF	404,370,000	Hungary Government Bond, 6%, due 11/24/23	1,705,303
HUF	660,500,000	Hungary Government Bond, 7.5%, due 11/12/20	2,895,354

		Total Hungary (Cost: $8,530,340)	8,158,609

		India (6.4%)
INR	181,370,000	India Government Bond, 7.28%, due 06/03/19	2,786,464

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		India (Continued)
INR	180,200,000	India Government Bond, 8.83%, due 11/25/23	$2,943,613
INR	100,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	1,605,859
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	798,826
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,024,995
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	2,845,317
INR	197,000,000	Rural Electrification Corp., Ltd., 8.3%, due 04/10/25	3,040,774

		Total India (Cost: $18,409,370)	16,045,848

		Indonesia (9.1%)
IDR	70,252,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	4,841,169
IDR	27,406,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	1,691,666
IDR	16,063,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	1,094,940
IDR	70,054,000,000	Indonesia Treasury Bond, 7.875%, due 04/15/19	5,139,796
IDR	86,058,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	6,290,139
IDR	49,599,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	3,740,595

		Total Indonesia (Cost: $25,590,243)	22,798,305

		Malaysia (2.5%)
MYR	6,809,000	Malaysia Government Bond, 3.48%, due 03/15/23	1,713,600
MYR	960,000	Malaysia Government Bond, 3.844%, due 04/15/33	235,074
MYR	4,647,000	Malaysia Government Bond, 4.16%, due 07/15/21	1,231,879
MYR	4,648,000	Malaysia Government Bond, 4.378%, due 11/29/19	1,251,174
MYR	2,341,000	Malaysia Government Bond, 4.392%, due 04/15/26	623,976
MYR	4,200,000	Malaysia Government Bond, 4.498%, due 04/15/30	1,125,088

		Total Malaysia (Cost: $6,950,703)	6,180,791

		Mexico (10.4%)
MXN	46,700,000	Mexican BONOS Government Bond, 7.75%, due 12/14/17	3,130,143
MXN	42,820,000	Mexican BONOS Government Bond, 8%, due 06/11/20	2,977,510
MXN	131,600,000	Mexican BONOS Government Bond, 8%, due 12/07/23	9,305,067

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
MXN	16,400,000	Mexican BONOS Government Bond, 8.5%, due 12/13/18	$1,137,932
MXN	59,780,000	Mexican BONOS Government Bond, 8.5%, due 05/31/29	4,468,668
MXN	65,200,000	Mexican BONOS Government Bond, 10%, due 12/05/24	5,219,178

		Total Mexico (Cost: $27,457,771)	26,238,498

		Peru (0.8%)
PEN	5,050,000	Peruvian Government International Bond, (144A), 5.7%, due 08/12/24 (3)	1,497,911
PEN	1,610,000	Peruvian Government International Bond, (Reg. S), 7.84%, due 08/12/20 (2)	554,833

		Total Peru (Cost: $2,279,479)	2,052,744

		Poland (Cost: $6,314,272) (2.6%)
PLN	25,200,000	Poland Government Bond, 1.5%, due 04/25/20	6,436,812

		Romania (2.1%)
RON	9,950,000	Romania Government Bond, 4.75%, due 06/24/19	2,698,692
RON	2,500,000	Romania Government Bond, 4.75%, due 02/24/25	675,115
RON	6,750,000	Romania Government Bond, 5.8%, due 07/26/27	1,948,076

		Total Romania (Cost: $5,527,253)	5,321,883

		Russia (5.4%)
RUB	223,959,000	Russian Federal Bond — OFZ, 6.4%, due 05/27/20	3,101,130
RUB	146,400,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	2,089,568
RUB	104,800,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	1,415,087
RUB	101,003,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	1,573,686
RUB	267,200,000	Russian Federal Bond — OFZ, 7.5%, due 03/15/18	4,078,627
RUB	87,700,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	1,261,076

		Total Russia (Cost: $15,915,944)	13,519,174

		Serbia (2.8%)
RSD	80,000,000	Serbia Treasury Bond, 10%, due 09/28/15	739,781
RSD	108,500,000	Serbia Treasury Bond, 10%, due 04/25/16	1,026,697
RSD	99,000,000	Serbia Treasury Bond, 10%, due 06/12/16	940,395

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Serbia (Continued)
RSD	150,000,000	Serbia Treasury Bond, 10%, due 06/27/16	$1,426,852
RSD	159,500,000	Serbia Treasury Bond, 10%, due 10/17/16	1,525,629
RSD	129,000,000	Serbia Treasury Bond, 10%, due 03/02/18	1,271,952

		Total Serbia (Cost: $6,656,933)	6,931,306

		South Africa (10.5%)
ZAR	46,064,000	South Africa Government Bond, 6.75%, due 03/31/21	3,460,916
ZAR	41,100,000	South Africa Government Bond, 7.25%, due 01/15/20	3,192,757
ZAR	34,100,000	South Africa Government Bond, 7.75%, due 02/28/23	2,643,784
ZAR	94,500,000	South Africa Government Bond, 8%, due 01/31/30	7,101,169
ZAR	15,000,000	South Africa Government Bond, 8.25%, due 09/15/17	1,210,985
ZAR	4,700,000	South Africa Government Bond, 8.25%, due 09/15/17	379,442
ZAR	48,407,000	South Africa Government Bond, 10.5%, due 12/21/26	4,469,696
ZAR	42,200,000	South Africa Government Bond, 10.5%, due 12/21/26	3,896,568

		Total South Africa (Cost: $29,897,905)	26,355,317

		Thailand (6.3%)
THB	121,700,000	Thailand Government Bond, 3.25%, due 06/16/17	3,564,275
THB	34,000,000	Thailand Government Bond, 3.58%, due 12/17/27	1,011,462
THB	86,300,000	Thailand Government Bond, 3.625%, due 06/16/23	2,603,496
THB	129,830,000	Thailand Government Bond, 3.65%, due 12/17/21 (4)	3,928,126
THB	82,400,000	Thailand Government Bond, 3.875%, due 06/13/19	2,502,786
THB	68,600,000	Thailand Government Bond, 4.875%, due 06/22/29	2,301,005

		Total Thailand (Cost: $16,953,548)	15,911,150

		Turkey (10.6%)
TRY	14,698,092	Turkey Government Bond, 3.5%, due 02/20/19	5,442,556
TRY	10,960,000	Turkey Government Bond, 6.3%, due 02/14/18	3,677,533
TRY	16,900,000	Turkey Government Bond, 8.2%, due 11/16/16	5,987,520
TRY	15,350,000	Turkey Government Bond, 8.3%, due 06/20/18	5,383,918
TRY	9,300,000	Turkey Government Bond, 9%, due 01/27/16	3,349,777
TRY	7,535,000	Turkey Government Bond, 10.7%, due 02/24/16	2,735,859

		Total Turkey (Cost: $29,033,011)	26,577,163

		Total Fixed Income Securities (Cost: $261,719,351) (92.7%)	232,761,035

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Notional Amount		Purchased Options	Value
		Currency Options (0.0%)
EUR	17,130,000	EUR Call / USD Put, Strike Price EUR 1.095, Expires 08/20/15 (5)	$103,431

		Total Purchased Options (Cost: $103,431)	103,431

Principal Amount		Short-Term Investments
		Repurchase Agreement (Cost: $15,436,439) (6.1%)
	$15,436,439	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $7,830,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $7,525,593; $8,440,000 Federal National Mortgage Association, 2.08%, due 11/02/22, valued at $8,222,940) (Total Amount to be Received Upon Repurchase $15,436,439)	$15,436,439

		Total Short-Term Investments (Cost: $15,436,439) (6.1%)	15,436,439

		Total Investments (Cost: $277,259,221) (98.8%)	248,300,905
		Excess of Other Assets over Liabilities (1.2%)	3,000,491

		Total Net Assets (100.0%)	$251,301,396

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America	COP	6,643,600,000	08/20/15	$2,588,079	$2,323,548	$(264,531)
Bank of America	EUR	4,627,077	08/24/15	5,120,000	5,113,518	(6,482)
Bank of America	MYR	32,125,050	09/25/15	8,500,000	8,364,440	(135,560)
Bank of America	RUB	140,400,000	08/17/15	2,427,806	2,291,509	(136,297)
Bank of America	RUB	131,600,000	09/22/15	2,259,227	2,122,805	(136,422)
Bank of America	TRY	3,670,000	08/26/15	1,324,432	1,319,590	(4,842)
Citibank N.A.	BRL	4,152,000	08/12/15	1,231,682	1,213,682	(18,000)
Citibank N.A.	BRL	8,495,000	08/24/15	2,501,841	2,471,979	(29,862)
Citibank N.A.	EUR	5,230,000	08/14/15	5,823,464	5,779,106	(44,358)
Citibank N.A.	IDR	47,344,920,000	08/18/15	3,499,564	3,491,063	(8,501)
Citibank N.A.	IDR	18,066,375,000	10/02/15	1,321,124	1,320,219	(905)
Citibank N.A.	INR	349,920,000	08/24/15	5,400,000	5,436,779	36,779
Citibank N.A.	MXN	41,471,775	09/28/15	2,609,765	2,577,592	(32,173)
Citibank N.A.	MYR	19,385,700	08/17/15	5,370,000	5,063,424	(306,576)
Citibank N.A.	PLN	22,408,990	10/16/15	5,954,479	5,954,740	261
Citibank N.A.	TRY	3,517,320	08/26/15	1,264,404	1,264,692	288
Citibank N.A.	ZAR	32,939,790	09/28/15	2,596,096	2,585,791	(10,305)
Citibank N.A.	ZAR	16,485,480	10/01/15	1,298,591	1,293,453	(5,138)
Citibank N.A.	ZAR	16,533,230	10/05/15	1,301,440	1,296,310	(5,130)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., Inc.	BRL	4,153,200	08/12/15	1,239,317	1,214,033	(25,284)
Morgan Stanley & Co., Inc.	BRL	13,281,916	09/15/15	3,918,316	3,835,506	(82,810)
Morgan Stanley & Co., Inc.	COP	14,209,300,000	08/13/15	5,300,000	4,970,247	(329,753)

				$72,849,627	$71,304,026	$(1,545,601)

SELL (7)
Bank of America	COP	6,643,600,000	08/20/15	$2,720,000	$2,323,549	$396,451
Bank of America	IDR	72,360,000,000	08/18/15	5,400,000	5,335,595	64,405
Bank of America	INR	349,920,000	08/24/15	5,484,071	5,436,779	47,292
Bank of America	MYR	10,243,275	08/17/15	2,685,000	2,675,480	9,520
Bank of America	RUB	131,600,000	09/22/15	2,350,000	2,122,805	227,195
Bank of America	TRY	7,187,320	08/26/15	2,660,000	2,584,282	75,718
Bank of America	TRY	7,356,230	10/08/15	2,660,000	2,613,461	46,539
Bank of America	ZAR	32,939,790	09/28/15	2,670,000	2,585,791	84,209
Bank of America	ZAR	16,485,480	10/01/15	1,320,000	1,293,453	26,547
Citibank N.A.	BRL	8,305,200	08/12/15	2,700,000	2,427,716	272,284
Citibank N.A.	BRL	16,888,500	08/24/15	5,400,000	4,914,421	485,579
Citibank N.A.	BRL	8,302,245	09/11/15	2,590,000	2,400,552	189,448
Citibank N.A.	BRL	8,983,763	09/15/15	2,810,500	2,594,300	216,200
Citibank N.A.	BRL	4,279,541	10/05/15	1,330,000	1,228,006	101,994
Citibank N.A.	EUR	2,620,000	08/14/15	2,885,668	2,895,078	(9,410)
Citibank N.A.	IDR	18,066,375,000	10/02/15	1,325,000	1,320,220	4,780
Citibank N.A.	MXN	41,471,775	09/28/15	2,670,000	2,577,592	92,408
Citibank N.A.	PEN	8,288,800	08/06/15	2,600,000	2,596,207	3,793
Citibank N.A.	RUB	140,400,000	08/17/15	2,700,000	2,291,509	408,491
Citibank N.A.	THB	89,356,050	08/07/15	2,660,000	2,534,974	125,026
Citibank N.A.	ZAR	16,533,230	10/05/15	1,330,000	1,296,310	33,690
Citibank N.A.	ZAR	33,002,555	10/26/15	2,630,000	2,577,895	52,105
Citibank N.A.	ZAR	15,882,500	10/30/15	1,250,000	1,239,727	10,273
Morgan Stanley & Co., Inc.	BRL	4,298,153	09/15/15	1,327,000	1,241,206	85,794
Morgan Stanley & Co., Inc.	BRL	5,164,800	10/05/15	1,600,000	1,482,030	117,970

				$65,757,239	$62,588,938	$3,168,301

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

Cross Currency Forwards

Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Bank of America	EUR	4,840,000	08/14/15	PLN	19,899,176	$(50,728)
Bank of America	EUR	2,450,000	08/24/15	PLN	10,037,650	(36,243)
Bank of America	PLN	19,500,000	09/08/15	HUF	1,463,572,500	65,760
Citibank N.A.	MXN	22,365,378	10/15/15	EUR	1,252,250	(3,255)
Morgan Stanley & Co., Inc.	EUR	4,818,000	10/15/15	MXN	83,982,462	(115,819)
Morgan Stanley & Co., Inc.	MXN	43,845,005	10/15/15	EUR	2,409,000	(57,152)

						$(197,437)

Written Options — OTC

Notional Amount		Description	Premiums (Received)	Value
EUR	17,130,000	EUR Call / USD Put, Strike Price EUR 1.05, Expires 08/20/15 (5)	$(46,523)	$(10,220)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
THB	-	Thai Baht.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.
OTC	-	Over the Counter.

(1)		As of July 31, 2015 security is not accruing interest.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2015, the value of these securities amounted to $4,360,657 or 1.7% of net assets.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $1,497,911 or 0.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	July 31, 2015

(4)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(5)	Over-the-counter traded option; Counterparty — Bank of America.

(6)	Fund buys foreign currency, sells U.S. Dollar.

(7)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Diversified Financial Services	1.9%
Electric	2.2
Foreign Government Bonds	88.1
Real Estate	0.5
Short-Term Investments	6.1

Total	98.8%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.2% of Net Assets)
$14,463	Educational Services of America, Inc. (12-2-A), (144A), 0.921%, due 04/25/39 (1)(2)	$14,300
5,984	Goal Capital Funding Trust (06-1-A3), 0.402%, due 11/25/26 (2)	5,931
7,006	Nelnet Student Loan Trust (12-5A-A), (144A), 0.791%, due 10/27/36 (1)(2)	7,033
6,081	Scholar Funding Trust (11-A-A), (144A), 1.194%, due 10/28/43 (1)(2)	6,084

	Total Asset-Backed Securities (Cost: $33,620)	33,348

	Commercial Mortgage-Backed Securities — Agency (0.8%)
19,409	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.534%, due 09/25/21 (2)	19,470
1,154	Government National Mortgage Association (10-96-A), 2.207%, due 09/16/39	1,156

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $20,565)	20,626

	Commercial Mortgage-Backed Securities — Non-Agency (1.2%)
873	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	873
10,278	Bear Stearns Commercial Mortgage Securities Trust (07-PW16-AAB), 5.705%, due 06/11/40 (2)	10,309
940	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-ASB), 5.905%, due 04/15/45 (2)	942
5,819	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	5,999
9,534	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	9,565
6,497	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	6,518

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $35,346)	34,206

	Residential Mortgage-Backed Securities — Agency (2.7%)
9,601	Federal Home Loan Mortgage Corp. (3346-FA), 0.417%, due 02/15/19 (2)	9,612
9,881	Federal Home Loan Mortgage Corp. (242-F29), 0.437%, due 11/15/36 (2)	9,907
14,411	Federal National Mortgage Association (01-70-OF), 1.141%, due 10/25/31 (2)	14,719
25,671	Federal National Mortgage Association (05-W3-2AF), 0.411%, due 03/25/45 (2)	25,792
3,110	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	3,131
7,259	Federal National Mortgage Association (93-247-FM), 1.887%, due 12/25/23 (2)	7,447
2,370	NCUA Guaranteed Notes (11-R6-1A), 0.566%, due 05/07/20 (2)(3)	2,370

	Total Residential Mortgage-Backed Securities — Agency (Cost: $71,360)	72,978

	Residential Mortgage-Backed Securities — Non-Agency (16.5%)
19,496	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	20,116
17,616	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	18,034
9,151	Bear Stearns Alt-A Trust (04-13-A1), 0.931%, due 11/25/34 (2)	9,050
5,916	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.591%, due 08/25/43 (2)	5,848

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$17,684	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	$18,299
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	58,517
17,152	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	17,904
14,697	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.207%, due 11/25/33 (2)	14,061
17,355	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35	17,529
18,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.191%, due 08/25/34 (2)	18,483
11,355	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.641%, due 10/25/34 (2)	11,392
54,889	JPMorgan Mortgage Trust (05-A6-7A1), 2.564%, due 08/25/35 (2)(4)	52,217
37,774	MASTR Seasoned Securitization Trust (04-1-4A1), 2.539%, due 10/25/32 (2)	38,031
35,053	MASTR Seasoned Securitization Trust (05-1-4A1), 2.447%, due 10/25/32 (2)	35,297
34,533	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	37,591
13,485	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.087%, due 07/25/34 (2)	13,111
25,966	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	27,697
6,548	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	6,595
26,552	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	27,867

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $406,375)	447,639

	Corporate Bonds (22.1%)
	Airlines (3.7%)
60,773	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	69,016
31,408	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.649%, due 02/15/18 (EETC) (2)	31,055

	Total Airlines (Cost: $94,057)	100,071

	Banks (9.1%)
10,000	Bank of America Corp., 5.625%, due 10/14/16	10,505
80,000	Bank of America N.A., 0.566%, due 06/15/16 (2)	79,836
7,000	Citigroup, Inc., 0.832%, due 08/25/36 (2)	5,439
75,000	Citigroup, Inc., 1.974%, due 05/15/18 (2)	76,895
75,000	JPMorgan Chase Bank N.A., 0.616%, due 06/13/16 (2)	74,813

	Total Banks (Cost: $244,140)	247,488

	Diversified Financial Services (Cost: $46,769) (2.1%)
60,000	General Electric Capital Corp., 0.658%, due 05/05/26 (2)	56,802

	Electric (Cost: $25,004) (0.9%)
25,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	25,013

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Insurance (Cost: $67,706) (2.6%)
$70,000	Nationwide Mutual Insurance Co., (144A), 2.576%, due 12/15/24 (1)(2)	$69,941

	REIT (3.2%)
15,000	HCP, Inc., 3.15%, due 08/01/22	14,505
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	72,713

	Total REIT (Cost: $86,005)	87,218

	Retail (Cost: $15,000) (0.5%)
15,000	Walgreens Boots Alliance, Inc., 0.726%, due 05/18/16 (2)	14,994

	Total Corporate Bonds (Cost: $578,681)	601,527

	U.S. Government Agency Obligation (Cost: $20,000) (0.7%)
20,000	Federal Farm Credit Bank, 0.246%, due 02/27/17 (2)	20,038

	Total Fixed Income Securities (Cost: $1,165,947) (45.2%)	1,230,362

Number of Shares	Money Market Investments
30,000	Dreyfus Institutional Cash Advantage Fund, 0.08% (5)	30,000
30,000	Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04% (5)	30,000

	Total Money Market Investments (Cost: $60,000) (2.2%)	60,000

Principal Amount	Short-Term Investments
	Discount Notes (33.3%)
$115,000	Federal Home Loan Bank Discount Note, 0.091%, due 09/11/15 (6)	114,988
120,000	Federal Home Loan Mortgage Corp. Discount Note, 0.01%, due 08/05/15 (6)	119,999
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 09/01/15 (6)	99,995
115,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 09/09/15 (3)(6)	114,992
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 08/21/15 (6)	99,996
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 09/02/15 (6)	99,993
140,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 08/31/15 (6)	139,991
40,000	Federal Home Loan Mortgage Corp. Discount Note, 0.09%, due 08/19/15 (6)	39,998
55,000	Federal Home Loan Mortgage Corp. Discount Note, 0.09%, due 08/13/15 (6)	54,998
20,000	Federal National Mortgage Association Discount Note, 0.085%, due 09/01/15 (6)	19,999

	Total Discount Notes (Cost: $904,949)	904,949

	Repurchase Agreement (Cost: $138,247) (5.1%)
138,247	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $150,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $144,168) (Total Amount to be Received Upon Repurchase $138,247)	138,247

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Short-Term Investments	Value
	Time Deposit (Cost: $1,013) (0.0%)
$1,013	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 08/03/15 (3)	$1,013

	U.S. Treasury Securities (7.2%)
120,000	U.S. Treasury Bill, 0.013%, due 09/17/15 (6)	119,998
60,000	U.S. Treasury Bill, 0.034%, due 08/20/15 (6)	59,999
15,000	U.S. Treasury Bill, 0.041%, due 08/27/15 (6)	14,999

	Total U.S. Treasury Securities (Cost: $194,996)	194,996

	Total Short-Term Investments (Cost: $1,239,205) (45.6%)	1,239,205

	Total Investments (Cost: $2,465,152) (93.0%)	2,529,567
	Excess of Other Assets over Liabilities (7.0%)	189,282

	Net Assets (100.0%)	$2,718,849

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Depreciation	Premium Paid	Value
OTC Swaps
$1,734,829	8/25/15	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (7)	$(102,947)	$—	$(102,947)
1,155,710	8/25/15	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills plus 0.2%	Citi Custom CIVICS H Index (8)	(68,633)	—	(68,633)

					$(171,580)	$—	$(171,580)

Notes to the Consolidated Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
OTC	Over the Counter.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $97,358 or 3.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(5)	Rate disclosed is the 7-day net yield as of July 31, 2015.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	July 31, 2015

(6)	Rate shown represents yield-to-maturity.

(7)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.

(8)	Custom Index has exposure to the following commodities: Natural Gas, Crude Oil, Coffee, Brent Crude, Soybean Oil, Heating Oil, RBOB Gasoline, Gold, Kansas Wheat, Lean Hogs, Live Cattle, Wheat, Cotton, Soybean Meal, Zinc, Sugar, COMEX Silver, Soybeans, Aluminum, Nickel, Copper, and Corn.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Airlines	3.7%
Asset-Backed Securities	1.2
Banks	9.1
Commercial Mortgage-Backed Securities — Agency	0.8
Commercial Mortgage-Backed Securities — Non-Agency	1.2
Diversified Financial Services	2.1
Electric	0.9
Insurance	2.6
REIT	3.2
Residential Mortgage-Backed Securities — Agency	2.7
Residential Mortgage-Backed Securities — Non-Agency	16.5
Retail	0.5
U.S. Government Agency Obligations	0.7
Money Market Investments	2.2
Short-Term Investments	45.6

Total	93.0%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (18.8% of Net Assets)
	Airlines (3.2%)
$173,566	American Airlines, Inc. Pass-Through Trust (13-2A), 4.95%, due 07/15/24 (EETC)	$185,824
105,598	Continental Airlines, Inc. Pass-Through Trust (01-1A-1), 6.703%, due 12/15/22 (EETC)	111,670
81,485	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	92,893
71,790	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.649%, due 02/15/18 (EETC) (1)	70,983
18,544	US Airways Group, Inc. Pass-Through Certificates (10-1A), 6.25%, due 10/22/24 (EETC)	20,769

	Total Airlines	482,139

	Auto Manufacturers (0.7%)
100,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	108,504

	Banks (7.4%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (2)	51,218
250,000	Bank of America N.A., 6.1%, due 06/15/17	269,810
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (3)	224,500
300,000	Chase Capital VI, 0.903%, due 08/01/28 (1)	258,000
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	120,847
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (3)	44,372
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	103,143
50,000	Royal Bank of Scotland PLC (The) (United Kingdom), 5.625%, due 08/24/20	56,445

	Total Banks	1,128,335

	Diversified Financial Services (1.3%)
200,000	General Electric Capital Corp., 0.754%, due 08/15/36 (1)	181,664
15,000	International Lease Finance Corp., 4.625%, due 04/15/21	15,469

	Total Diversified Financial Services	197,133

	Electric (0.9%)
75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	79,313
60,000	NextEra Energy Capital Holdings, Inc., 1.586%, due 06/01/17	60,164

	Total Electric	139,477

	Healthcare-Services (0.1%)
7,000	CHS / Community Health Systems, Inc., 7.125%, due 07/15/20	7,472

	Insurance (1.1%)
100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(3)	105,500
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(3)	66,625

	Total Insurance	172,125

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
		Media (0.2%)
	$22,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, due 09/01/23	$22,495

		Pharmaceuticals (0.2%)
	30,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (3)	31,275

		Pipelines (0.3%)
	50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	43,942

		Real Estate (1.3%)
	200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (3)	199,953

		REIT (1.4%)
	50,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	49,156
	50,000	HCP, Inc., 3.15%, due 08/01/22	48,350
	100,000	SL Green Realty Corp., 5%, due 08/15/18	107,187

		Total REIT	204,693

		Retail (0.4%)
	65,000	Walgreens Boots Alliance, Inc., 0.726%, due 05/18/16 (1)	64,975

		Telecommunications (0.3%)
	45,000	AT&T, Inc., 1.212%, due 06/30/20 (1)	45,247

		Total Corporate Bonds (Cost: $2,715,865)	2,847,765

		Foreign Government Bonds (34.7%)
AUD	186,000	Australia Government Bond, 2.75%, due 04/21/24 (2)	137,450
EUR	240,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (2)	299,337
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (3)	367,324
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	145,800
EUR	200,000	France Government Bond OAT, 2.5%, due 05/25/30 (2)	253,530
EUR	65,000	France Government Bond OAT, 3.25%, due 10/25/21 (2)	84,552
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24 (2)	72,659
ILS	280,000	Israel Government Bond, 5.5%, due 01/31/22	92,537
EUR	627,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	848,267
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	814,552
JPY	27,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	248,670
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21 (2)(3)	190,558
PLN	265,000	Poland Government Bond, 3.25%, due 07/25/25	72,530
EUR	110,000	Portugal Obrigacoes do Tesouro OT, (Reg. S), 5.65%, due 02/15/24 (2)(3)	154,366
	$250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (2)	269,691

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount		Fixed Income Securities	Value
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19	$263,645
EUR	245,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24 (2)(3)	292,100
SEK	500,000	Sweden Government Bond, 3.5%, due 06/01/22	70,547
GBP	352,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24 (2)	587,967

		Total Foreign Government Bonds (Cost: $5,931,717)	5,266,082

		Asset-Backed Securities (5.4%)
	$40,000	Dryden Senior Loan Fund, (144A), 1.789%, due 04/15/27 (1)(3)	40,007
	47,918	Educational Funding of the South, Inc. (11-1-A2), 0.945%, due 04/25/35 (1)	47,601
	25,685	GE Business Loan Trust (04-2A-A), (144A), 0.407%, due 12/15/32 (1)(3)	24,952
	40,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 1.681%, due 04/18/26 (1)(3)	40,011
	20,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 1.624%, due 01/18/27 (1)(3)	19,994
	40,000	Magnetite XII, Ltd. (15-12A-A), (144A), 1.789%, due 04/15/27 (1)(3)	40,012
	80,000	Navient Student Loan Trust (14-8-A3), 0.791%, due 05/27/31 (1)	80,125
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 0.912%, due 02/25/36 (1)(3)	89,239
	80,000	SLC Student Loan Trust (08-1-A4A), 1.886%, due 12/15/32 (1)	83,224
	50,000	SLM Student Loan Trust (07-3-A4), 0.355%, due 01/25/22 (1)	47,291
	80,000	SLM Student Loan Trust (07-6-A4), 0.675%, due 10/25/24 (1)	76,540
	20,187	SLM Student Loan Trust (08-9-A), 1.795%, due 04/25/23 (1)	20,308
	50,000	SLM Student Loan Trust (11-2-A2), 1.391%, due 10/25/34 (1)	49,462
	73,489	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (3)	76,796
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.635%, due 07/01/42 (1)(3)	38,304
	40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 1.674%, due 10/14/26 (1)(3)	39,996

		Total Asset-Backed Securities (Cost: $798,458)	813,862

		Commercial Mortgage-Backed Securities — Agency (3.6%)
	14,656	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KF01-A), 0.534%, due 04/25/19 (1)	14,619
	367,337	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KSCT-AX), 1.281%, due 01/25/20 (1) (I/O)	15,403
	109,900	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23	111,004
	73,002	Federal National Mortgage Association, Pool #467731, 4.62%, due 04/01/21	81,957
	72,137	Federal National Mortgage Association, Pool #460605, 6.09%, due 01/01/17	76,924
	124,404	Federal National Mortgage Association (12-M10-AFL), 0.641%, due 09/25/22 (1)	124,602
	54,957	Federal National Mortgage Association (14-M12-FA), 0.486%, due 10/25/21 (1)	55,263
	61,967	Federal National Mortgage Association (14-M8-FA), 0.436%, due 05/25/18 (1) (ACES)	62,083

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $546,053)	541,855

		Commercial Mortgage-Backed Securities — Non-Agency (1.6%)
	1,900,635	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 0.978%, due 04/11/37 (I/O) (1)(3)	4,836

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$68,312	JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP7-A4), 5.905%, due 04/15/45 (1)	$69,698
94,685	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	97,953
2,054,971	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.659%, due 12/15/31 (I/O) (1)(3)	9,458
65,000	WFRBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (3)	69,540

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $262,688)	251,485

	Residential Mortgage-Backed Securities — Agency (13.9%)
22,732	Federal Home Loan Mortgage Corp. (2990-ND), 16.415%, due 12/15/34 (I/F) (PAC) (1)	27,103
173,714	Federal Home Loan Mortgage Corp. (3439-SC), 5.713%, due 04/15/38 (I/O) (I/F) (1)	27,538
144,599	Federal Home Loan Mortgage Corp., Pool #G08650, 3.5%, due 06/01/45	149,892
187,393	Federal National Mortgage Association (07-52-LS), 5.86%, due 06/25/37 (I/O) (I/F) (1)	32,772
161,880	Federal National Mortgage Association (08-18-SM), 6.81%, due 03/25/38 (I/O) (I/F) (1)	26,541
124,245	Federal National Mortgage Association (09-115-SB), 6.06%, due 01/25/40 (I/O) (I/F) (1)	22,243
250,093	Federal National Mortgage Association (10-116-SE), 6.41%, due 10/25/40 (I/O) (I/F) (1)	42,114
31,563	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O)	471
196,372	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	204,715
208,466	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41	217,873
85,358	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	88,909
106,038	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33	109,473
89,083	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	93,791
80,000	Federal National Mortgage Association TBA, 2.5% (4)	81,206
20,000	Federal National Mortgage Association TBA, 3% (4)	20,755
80,000	Federal National Mortgage Association TBA, 3% (4)	80,499
265,000	Federal National Mortgage Association TBA, 3.5% (4)	275,004
290,000	Federal National Mortgage Association TBA, 4% (4)	308,533
50,000	Federal National Mortgage Association TBA, 4.5% (4)	54,252
142,452	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC)	32,446
372,303	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	48,404
394,821	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	27,486
130,000	Government National Mortgage Association II TBA, 3.5% (4)	135,779

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,088,110)	2,107,799

	Residential Mortgage-Backed Securities — Non-Agency (6.2%)
137,810	American Home Mortgage Investment Trust (07-1-GA1C), 0.381%, due 05/25/47 (1)	101,086
133,130	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.576%, due 10/25/35 (1)(5)	117,461
57,881	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	61,689
188,241	Lehman XS Trust (06-9-A1B), 0.351%, due 05/25/46 (1)(5)	161,118
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.521%, due 04/25/37 (1)	203,806
129,591	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.409%, due 12/25/34 (1)	127,887

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$257,260	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 1.994%, due 05/25/36 (1)	$165,325

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $681,556)	938,372

	U.S. Government Agency Obligations (1.6%)
80,000	Federal Farm Credit Bank, 0.206%, due 09/14/16 (1)	80,070
80,000	Federal Farm Credit Bank, 0.221%, due 04/26/17 (1)	80,089
80,000	Federal Farm Credit Bank, 0.236%, due 04/17/17 (1)	80,145

	Total U.S. Government Agency Obligations (Cost: $239,975)	240,304

	U.S. Treasury Securities (9.9%)
655,000	U.S. Treasury Bond, 3%, due 05/15/45	664,211
850,000	U.S. Treasury Note, 2.125%, due 05/15/25	844,090

	Total U.S. Treasury Securities (Cost: $1,473,604)	1,508,301

	Total Fixed Income Securities (Cost: $14,738,026) (95.7%)	14,515,825

Number of Shares	Money Market Investments
13,000	Dreyfus Institutional Cash Advantage Fund, 0.08% (6)	13,000
126,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (6)	126,000

	Total Money Market Investments (Cost: $139,000) (0.9%)	139,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $70,000) (0.5%)
	Banks (0.5% of Net Assets)
$70,000	Credit Suisse / New York (Switzerland), 0.602%, due 08/24/15 (1)	70,000

	Discount Notes (3.3%)
240,000	Federal Home Loan Bank Discount Note, 0.06%, due 08/04/15 (7)	239,999
270,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 09/01/15 (7)	269,986

	Total Discount Notes (Cost: $509,985)	509,985

	Repurchase Agreement (Cost: $787,151) (5.2%)
787,151	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $840,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $807343) (Total Amount to be Received Upon Repurchase $787,151)	787,151

	U.S. Treasury Security (Cost: $134,996) (0.9%)
135,000	U.S. Treasury Bill, 0.041%, due 08/27/15 (7)	134,996

	Total Short-Term Investments (Cost: $1,502,132) (9.9%)	1,502,132

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Total Investments (Cost: $16,379,158) (106.5%)	16,156,957
Liabilities in Excess of Other Assets (-6.5%)	(984,695)

Total Net Assets (100.0%)	$15,172,262

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Barclays Capital	EUR	785,000	10/16/15	$868,184	$868,194	$10
Barclays Capital	JPY	59,700,000	10/16/15	484,162	482,357	(1,805)
Barclays Capital	KRW	170,000,000	10/16/15	149,582	144,982	(4,600)

				$1,501,928	$1,495,533	$(6,395)

SELL (9)
Barclays Capital	ILS	360,000	10/16/15	$95,475	$95,681	$(206)
Barclays Capital	SGD	300,000	10/16/15	220,721	218,825	1,896

				$316,196	$314,506	$1,690

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
DKK	-	Danish Krone.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2015, the value of these securities amounted to $2,393,428 or 15.8% of net assets.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $2,169,718 or 14.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)	Rate disclosed is the 7-day net yield as of July 31, 2015.

(7)	Rate shown represents yield-to-maturity.

(8)	Fund buys foreign currency, sells U.S. Dollar.

(9)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Airlines	3.2%
Asset-Backed Securities	5.4
Auto Manufacturers	0.7
Banks	7.4
Commercial Mortgage-Backed Securities — Agency	3.6
Commercial Mortgage-Backed Securities — Non-Agency	1.6
Diversified Financial Services	1.3
Electric	0.9
Foreign Government Bonds	34.7
Healthcare-Services	0.1
Insurance	1.1
Media	0.2
Pharmaceuticals	0.2
Pipelines	0.3
REIT	1.4
Real Estate	1.3
Residential Mortgage-Backed Securities — Agency	13.9
Residential Mortgage-Backed Securities — Non-Agency	6.2
Retail	0.4
Telecommunications	0.3
U.S. Government Agency Obligations	1.6
U.S. Treasury Securities	9.9
Money Market Investments	0.9
Short-Term Investments	9.9

Total	106.5%

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Australia	0.9%
Canada	2.6
Denmark	1.0
France	2.2
Germany	2.0
Ireland	0.5
Israel	0.6
Italy	5.6
Japan	7.0
Mexico	1.5
Netherlands	0.7
Norway	1.2
Poland	0.5
Portugal	1.0
Romania	1.8
Singapore	1.7
Spain	1.9
Sweden	0.5
Switzerland	0.5
United Kingdom	4.8
United States	68.0

Total	106.5%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Bank Loans (3.4% of Net Assets)
	Electric (1.2%)
$156,337	Lonestar Generation LLC, Term Loan B, 6.538%, due 02/22/21 (1)	$153,991
132,685	Utility Services Associates, Inc., Term Loan B, 7.388%, due 10/18/19 (1)	133,294

	Total Electric	287,285

	Healthcare-Services (1.1%)
247,500	Regionalcare Hospitals Partners, Inc., First Lien Term Loan, 6.035%, due 04/23/19 (1)	246,573

	Packaging & Containers (1.1%)
248,744	BWAY Holding Company, Inc., New Term Loan B, 6.244%, due 08/14/20 (1)	249,832

	Total Bank Loans (Cost: $781,104)	783,690

	Corporate Bonds (85.1%)
	Advertising (1.1%)
140,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, due 02/15/22	141,225
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.875%, due 03/15/25	103,000

	Total Advertising	244,225

	Aerospace/Defense (1.3%)
125,000	KLX, Inc., (144A), 5.875%, due 12/01/22 (2)	126,250
125,000	TransDigm, Inc., 5.5%, due 10/15/20	125,450
25,000	TransDigm, Inc., 6.5%, due 07/15/24	25,250
25,000	TransDigm, Inc., (144A), 6.5%, due 05/15/25 (2)	25,125

	Total Aerospace/Defense	302,075

	Airlines (2.8%)
442,453	American Airlines, Inc. Pass-Through Trust (13-1-B), (144A), 5.625%, due 01/15/21 (EETC) (2)	456,694
183,249	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	200,543

	Total Airlines	657,237

	Auto Parts & Equipment (1.3%)
65,000	Lear Corp., 5.25%, due 01/15/25	64,838
95,000	Tenneco, Inc., 5.375%, due 12/15/24	98,562
150,000	ZF North America Capital, Inc., (144A), 4.5%, due 04/29/22 (2)	148,500

	Total Auto Parts & Equipment	311,900

	Banks (4.5%)
350,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (2)	371,000
500,000	Citigroup, Inc., 0.832%, due 08/25/36 (3)	388,532

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$375,000	JPMorgan Chase Capital XXIII, 1.274%, due 05/15/77 (3)	$296,531

	Total Banks	1,056,063

	Beverages (1.9%)
11,000	Constellation Brands, Inc., 4.75%, due 11/15/24	11,248
40,000	Constellation Brands, Inc., 6%, due 05/01/22	44,300
110,000	Cott Beverages, Inc., (144A), 6.75%, due 01/01/20 (2)	115,225
235,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (2)	275,831

	Total Beverages	446,604

	Chemicals (0.7%)
75,000	Momentive Performance Materials, Inc., 3.88%, due 10/24/21	65,438
75,000	MPM Escrow LLC, 8.875%, due 10/15/20 (4)	—
85,000	Platform Specialty Products Corp., (144A), 6.5%, due 02/01/22 (2)	88,400

	Total Chemicals	153,838

	Coal (0.0%)
15,000	Walter Energy, Inc., (144A), 9.5%, due 10/15/19 (2)(4)	7,537
66,950	Walter Energy, Inc., (144A), 11%, due 04/01/20 (2)(4)	1,674

	Total Coal	9,211

	Commercial Services (0.3%)
80,000	United Rentals North America, Inc., 4.625%, due 07/15/23	79,500

	Computers (0.5%)
125,000	IHS, Inc., (144A), 5%, due 11/01/22 (2)	125,625

	Diversified Financial Services (2.3%)
50,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands), 5%, due 10/01/21	52,065
325,000	Ally Financial, Inc., 4.125%, due 02/13/22	320,937
55,000	Ally Financial, Inc., 4.625%, due 05/19/22	54,931
50,000	Navient Corp., 5%, due 10/26/20	46,250
55,000	Navient Corp., 5.5%, due 01/15/19	54,313

	Total Diversified Financial Services	528,496

	Electric (5.2%)
155,000	Calpine Corp., (144A), 6%, due 01/15/22 (2)	165,075
85,000	Dynegy, Inc., (144A), 6.75%, due 11/01/19 (2)	88,187
75,000	GenOn Americas Generation LLC, 8.5%, due 10/01/21	69,938

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$336,070	Homer City Generation LP, 8.734%, due 10/01/26	$341,111
349,837	Red Oak Power LLC, 8.54%, due 11/30/19	370,827
100,000	RJS Power Holdings LLC, (144A), 4.625%, due 07/15/19 (2)	97,120
75,000	Talen Energy Supply LLC, (144A), 6.5%, due 06/01/25 (2)	73,875

	Total Electric	1,206,133

	Electrical Components & Equipment (0.6%)
135,000	Energizer Holdings, Inc., (144A), 5.5%, due 06/15/25 (2)	132,638

	Engineering & Construction (0.7%)
50,000	SBA Communications Corp., 4.875%, due 07/15/22	49,625
100,000	SBA Communications Corp., 5.625%, due 10/01/19	105,563

	Total Engineering & Construction	155,188

	Entertainment (1.7%)
325,000	Isle of Capri Casinos, Inc., 5.875%, due 03/15/21	338,812
55,000	Pinnacle Entertainment, Inc., 6.375%, due 08/01/21	59,197

	Total Entertainment	398,009

	Food (0.2%)
36,000	Kraft Heinz Foods Co., (144A), 4.875%, due 02/15/25 (2)	38,745

	Gas (0.6%)
125,000	Southern Star Central Corp., (144A), 5.125%, due 07/15/22 (2)	127,500

	Healthcare-Products (1.0%)
50,000	Hologic, Inc., (144A), 5.25%, due 07/15/22 (2)	51,750
175,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), (144A), 5.5%, due 04/15/25 (2)	176,969

	Total Healthcare-Products	228,719

	Healthcare-Services (9.7%)
330,000	CHS / Community Health Systems, Inc., 5.125%, due 08/01/21	343,200
25,000	DaVita HealthCare Partners, Inc., 5%, due 05/01/25	24,814
85,000	DaVita HealthCare Partners, Inc., 5.125%, due 07/15/24	85,850
175,000	DaVita, Inc., 5.75%, due 08/15/22	187,031
20,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19 (2)	21,925
200,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.875%, due 01/31/22 (2)	217,000
100,000	HCA, Inc., 4.75%, due 05/01/23	103,250
50,000	HCA, Inc., 5.25%, due 04/15/25	52,812

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (Continued)
$410,000	HCA, Inc., 6.5%, due 02/15/20	$460,225
200,000	HealthSouth Corp., 5.75%, due 11/01/24	202,750
75,000	LifePoint Health, Inc., 5.5%, due 12/01/21	78,281
135,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	137,700
235,000	Tenet Healthcare Corp., 6%, due 10/01/20	256,150
73,000	WellCare Health Plans, Inc., 5.75%, due 11/15/20	76,924

	Total Healthcare-Services	2,247,912

	Holding Companies — Diversified (0.7%)
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (2)	169,950

	Home Builders (0.2%)
50,000	Shea Homes LP / Shea Homes Funding Corp., (144A), 6.125%, due 04/01/25 (2)	51,125

	Household Products/Wares (0.3%)
65,000	Spectrum Brands, Inc., (144A), 5.75%, due 07/15/25 (2)	67,425

	Housewares (0.5%)
120,000	RSI Home Products, Inc., (144A), 6.5%, due 03/15/23 (2)	123,900

	Insurance (0.2%)
55,000	CNO Financial Group, Inc., 4.5%, due 05/30/20	56,925

	Leisure Time (0.2%)
40,000	NCL Corp., Ltd. — Class C, (144A), 5.25%, due 11/15/19 (2)	41,600

	Lodging (1.7%)
340,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, due 10/15/21	355,725
35,000	MGM Resorts International, 8.625%, due 02/01/19	39,638

	Total Lodging	395,363

	Media (9.0%)
60,000	Cable One, Inc., (144A), 5.75%, due 06/15/22 (2)	61,500
100,000	CCO Holdings LLC / CCO Holdings Capital Corp., (144A), 5.875%, due 05/01/27 (2)	99,312
200,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, due 01/31/22	211,750
200,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	209,000
350,000	CSC Holdings LLC, 6.75%, due 11/15/21	364,000
210,000	DISH DBS Corp., 5.875%, due 11/15/24	204,225
20,000	LIN Television Corp., (144A), 5.875%, due 11/15/22 (2)	20,400

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$90,000	LIN Television Corp., 6.375%, due 01/15/21	$92,813
25,000	Nexstar Broadcasting, Inc., (144A), 6.125%, due 02/15/22 (2)	25,688
200,000	Numericable-SFR (France), (144A), 4.875%, due 05/15/19 (2)	204,000
270,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	280,125
60,000	Tribune Media Co., (144A), 5.875%, due 07/15/22 (2)	62,100
250,000	Univision Communications, Inc., (144A), 5.125%, due 02/15/25 (2)	251,562

	Total Media	2,086,475

	Oil & Gas (5.8%)
40,000	Chesapeake Energy Corp., 5.75%, due 03/15/23	34,000
93,000	Chesapeake Energy Corp., 6.625%, due 08/15/20	83,700
140,000	Concho Resources, Inc., 5.5%, due 04/01/23	140,700
40,000	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, due 05/01/20	41,400
60,000	Gulfport Energy Corp., (144A), 6.625%, due 05/01/23 (2)	60,300
45,000	Halcon Resources Corp., (144A), 8.625%, due 02/01/20 (2)	43,144
195,000	MEG Energy Corp., (144A), 6.5%, due 03/15/21 (2)	183,202
250,000	Newfield Exploration Co., 5.375%, due 01/01/26	241,562
155,000	QEP Resources, Inc., 5.25%, due 05/01/23	144,150
125,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.5%, due 07/01/21	131,250
10,000	Sunoco LP / Sunoco Finance Corp., (144A), 5.5%, due 08/01/20 (2)	10,213
75,000	Sunoco LP / Sunoco Finance Corp., (144A), 6.375%, due 04/01/23 (2)	77,250
125,000	Whiting Petroleum Corp., 5%, due 03/15/19	120,625
55,000	WPX Energy, Inc., 5.25%, due 09/15/24	47,300

	Total Oil & Gas	1,358,796

	Packaging & Containers (3.6%)
210,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (144A), 3.286%, due 12/15/19 (2)(3)	207,949
75,000	Ball Corp., 4%, due 11/15/23	71,531
10,000	Ball Corp., 5%, due 03/15/22	10,250
105,000	Berry Plastics Corp., 5.125%, due 07/15/23	103,751
10,000	Berry Plastics Corp., 5.5%, due 05/15/22	10,138
40,000	Owens-Brockway Glass Container, Inc., (144A), 5%, due 01/15/22 (2)	40,150
335,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	348,400
40,000	Sealed Air Corp., (144A), 5.125%, due 12/01/24 (2)	40,650

	Total Packaging & Containers	832,819

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (4.2%)
$115,000	Endo Finance LLC / Endo Finco, Inc., (144A), 7.75%, due 01/15/22 (2)	$122,906
200,000	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., (144A), 6%, due 07/15/23 (2)	209,000
140,000	Quintiles Transnational Corp., (144A), 4.875%, due 05/15/23 (2)	141,488
110,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.5%, due 03/01/23 (2)	112,475
20,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (2)	20,850
349,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (2)	366,450

	Total Pharmaceuticals	973,169

	Pipelines (6.8%)
231,000	El Paso LLC, 7.8%, due 08/01/31	261,698
45,000	Energy Transfer Equity LP, 5.5%, due 06/01/27	44,325
355,000	Energy Transfer Partners LP, 3.295%, due 11/01/66 (3)	298,200
225,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, due 12/01/24	220,219
120,000	Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, due 03/01/22	127,305
115,000	Rockies Express Pipeline LLC, (144A), 5.625%, due 04/15/20 (2)	116,150
35,000	Rockies Express Pipeline LLC, (144A), 6.875%, due 04/15/40 (2)	36,487
100,000	Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, due 07/15/22	97,000
350,000	Sabine Pass LNG LP, (144A), 7.5%, due 11/30/16 (2)	367,062

	Total Pipelines	1,568,446

	REIT (1.1%)
65,000	Crown Castle International Corp., 4.875%, due 04/15/22	66,865
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	72,275
115,000	ESH Hospitality, Inc., (144A), 5.25%, due 05/01/25 (2)	112,556

	Total REIT	251,696

	Semiconductors (0.2%)
50,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (2)	51,125

	Software (2.1%)
100,000	Audatex North America, Inc., (144A), 6%, due 06/15/21 (2)	102,500
62,000	Audatex North America, Inc., (144A), 6.125%, due 11/01/23 (2)	60,838
155,000	First Data Corp., (144A), 6.75%, due 11/01/20 (2)	164,300
40,000	MSCI, Inc., (144A), 5.25%, due 11/15/24 (2)	40,888
120,000	SS&C Technologies Holdings, Inc., 5.875%, due 07/15/23 (2)	124,500

	Total Software	493,026

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Telecommunications (12.1%)
$200,000	Altice US Finance I Corp. (Luxembourg), (144A), 5.375%, due 07/15/23 (2)	$201,500
40,000	Altice US Finance SA (Luxembourg), (144A), 7.75%, due 07/15/25 (2)	39,400
30,000	CommScope, Inc., (144A), 4.375%, due 06/15/20 (2)	30,262
10,000	Frontier Communications Corp., 7.125%, due 03/15/19	10,313
240,000	Frontier Communications Corp., 8.5%, due 04/15/20	249,300
185,000	Inmarsat Finance PLC (United Kingdom), (144A), 4.875%, due 05/15/22 (2)	181,647
230,000	Intelsat Jackson Holdings SA (Luxembourg), 7.25%, due 04/01/19	229,425
400,000	Level 3 Financing, Inc., 5.375%, due 08/15/22	405,500
150,000	MetroPCS Wireless, Inc., 6.625%, due 11/15/20	156,000
225,000	Qwest Corp., 7.25%, due 09/15/25	258,187
220,000	SoftBank Group Corp. (Japan), (144A), 4.5%, due 04/15/20 (2)	221,386
260,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (2)	292,012
130,000	Sprint Nextel Corp., 9.25%, due 04/15/22	137,150
150,000	T-Mobile USA, Inc., 6.542%, due 04/28/20	158,385
200,000	Virgin Media Secured Finance PLC (United Kingdom), 5.25%, due 01/15/21	212,000
30,000	Windstream Services LLC, 6.375%, due 08/01/23	23,363

	Total Telecommunications	2,805,830

	Total Corporate Bonds (Cost: $19,823,920)	19,777,288

	Residential Mortgage-Backed Securities — Non-Agency (0.3%)
85,000	Soundview Home Loan Trust (06-EQ1-A4), 0.44%, due 10/25/36 (3)	60,116

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $59,712)	60,116

	Total Fixed Income Securities (Cost: $20,664,736) (88.8%)	20,621,094

Number of Shares	Money Market Investments
30,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (5)	30,000

	Total Money Market Investments (Cost: $30,000) (0.1%)	30,000

Principal Amount	Short-Term Investments
	Discount Notes (3.2%)
$310,000	Federal Home Loan Bank Discount Note, 0.07%, due 09/16/15 (6)	309,972
445,000	Federal Home Loan Bank Discount Note, 0.01%, due 09/11/15 (6)	444,960

	Total Discount Notes (Cost: $754,932)	754,932

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $80,498) (0.3%)
$80,498	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $85,000 Federal National Mortgage Association, 2.08%, due 11/02/22 valued at $82,814) (Total Amount to be Received Upon Repurchase $80,498)	$80,498

	U.S. Treasury Security (Cost: $949,980) (4.1%)
950,000	U.S. Treasury Bill, 0.022%, due 09/03/15 (6)	949,980

	Total Short-Term Investments (Cost: $1,785,410) (7.6%)	1,785,410

	Total Investments (Cost: $22,480,146) (96.5%)	22,436,504
	Excess of Other Assets over Liabilities (3.5%)	809,681

	Net Assets (100.0%)	$23,246,185

Credit Default Swaps — Buy Protection

Notional Amount (7)	Implied Credit Spread (8)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Appreciation (Depreciation)	Premium (Paid)	Value (9)
OTC Swaps
$75,000	3.69%	3/20/19	Credit Suisse International	1%	Freeport- McMoRan Copper & Gold Inc.	$4,727	$1,189	$5,916
350,000	1.42%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	(6,055)	10,114	4,059
250,000	1.42%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	(3,202)	6,101	2,899

						$(4,530)	$17,404	$12,874

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.

(1)	Rate stated is the effective yield.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $7,889,847 or 33.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(5)	Rate disclosed is the 7-day net yield as of July 31, 2015.

(6)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

(7)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(8)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(9)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Advertising	1.1%
Aerospace/Defense	1.3
Airlines	2.8
Auto Parts & Equipment	1.3
Banks	4.5
Beverages	1.9
Chemicals	0.7
Coal	0.0 *
Commercial Services	0.3
Computers	0.5
Diversified Financial Services	2.3
Electric	6.4
Electrical Components & Equipment	0.6
Engineering & Construction	0.7
Entertainment	1.7
Food	0.2
Gas	0.6
Healthcare-Products	1.0
Healthcare-Services	10.8
Holding Companies — Diversified	0.7
Home Builders	0.2
Household Products/Wares	0.3
Housewares	0.5
Insurance	0.2
Leisure Time	0.2
Lodging	1.7
Media	9.0
Oil & Gas	5.8
Packaging & Containers	4.7
Pharmaceuticals	4.2
Pipelines	6.8
REIT	1.1
Residential Mortgage-Backed Securities — Non-Agency	0.3
Semiconductors	0.2
Software	2.1
Telecommunications	12.1
Money Market Investments	0.1
Short-Term Investments	7.6

Total	96.5%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (4.0% of Net Assets)
$141,595	Federal Home Loan Mortgage Corp., Pool #310005, 4.433%, due 11/01/19 (1)	$144,062
37,390	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K502-A1), 0.727%, due 12/25/16	37,435
100,384	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	104,083
75,799	Federal National Mortgage Association, Pool #FN0002, 3.347%, due 12/01/17	78,978

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $307,218)	364,558

	Commercial Mortgage-Backed Securities — Non-Agency (4.3%)
49,478	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	52,813
1,659	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	1,659
23,609	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	23,611
2,583	JPMorgan Chase Commercial Mortgage Securities Trust (07-CB19-A3), 5.885%, due 02/12/49 (1)	2,583
3,649	JPMorgan Chase Commercial Mortgage Securities Trust (10-C1-A1), (144A), 3.853%, due 06/15/43 (2)	3,643
33,601	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	33,861
111,864	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	111,874
60,560	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	60,758
65,539	Wachovia Bank Commercial Mortgage Trust (07-C30-A3), 5.246%, due 12/15/43	65,937
35,001	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.715%, due 06/15/49 (1)	35,090

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $397,392)	391,829

	Residential Mortgage-Backed Securities — Agency (35.7%)
15,800	Federal Home Loan Mortgage Corp. (2550-FI), 0.537%, due 11/15/32 (TAC) (1)	15,832
220	Federal Home Loan Mortgage Corp. (2581-F), 0.637%, due 12/15/32 (1)	220
170,661	Federal Home Loan Mortgage Corp. (2591-EF), 0.687%, due 03/15/32 (1)	171,176
84,948	Federal Home Loan Mortgage Corp. (263-F5), 0.687%, due 06/15/42 (1)	85,716
131,185	Federal Home Loan Mortgage Corp. (2828-TA), 0.587%, due 10/15/30 (1)	131,402
111,183	Federal Home Loan Mortgage Corp. (2990-DE), 0.567%, due 11/15/34 (1)	111,694
25,124	Federal Home Loan Mortgage Corp. (3001-HS), 16.282%, due 02/15/35 (I/F) (PAC) (1)	28,011
48,247	Federal Home Loan Mortgage Corp. (3174-FM), 0.427%, due 05/15/36 (PAC) (1)	48,275
100,838	Federal Home Loan Mortgage Corp. (3300-FA), 0.487%, due 08/15/35 (1)	101,136
116,737	Federal Home Loan Mortgage Corp. (3318-F), 0.437%, due 05/15/37 (1)	116,849
144,736	Federal Home Loan Mortgage Corp. (3335-FT), 0.337%, due 08/15/19 (1)	144,858
87,950	Federal Home Loan Mortgage Corp. (3345-FP), 0.387%, due 11/15/36 (1)	87,990
23,042	Federal Home Loan Mortgage Corp. (3346-FA), 0.417%, due 02/15/19 (1)	23,068
122,062	Federal Home Loan Mortgage Corp. (3347-PF), 0.537%, due 01/15/36 (PAC) (1)	122,425
152,367	Federal Home Loan Mortgage Corp. (3767-JF), 0.487%, due 02/15/39 (PAC) (1)	152,830

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$86,662	Federal Home Loan Mortgage Corp. (3798-BF), 0.487%, due 06/15/24 (1)	$86,821
144,230	Federal Home Loan Mortgage Corp. (3803-DF), 0.587%, due 11/15/35 (PAC) (1)	144,782
121,495	Federal Home Loan Mortgage Corp. (3824-FA), 0.337%, due 03/15/26 (1)	121,459
60,501	Federal Home Loan Mortgage Corp. (3946-FG), 0.537%, due 10/15/39 (PAC) (1)	60,769
34,897	Federal National Mortgage Association (03-11-FA), 1.191%, due 09/25/32 (1)	35,867
33,665	Federal National Mortgage Association (03-64-KS), 9.403%, due 07/25/18 (I/F) (1)	35,995
99,983	Federal National Mortgage Association (06-60-DF), 0.621%, due 04/25/35 (1)	100,673
43,214	Federal National Mortgage Association (06-84-WF), 0.491%, due 02/25/36 (PAC) (1)	43,354
101,596	Federal National Mortgage Association (07-64-FA), 0.661%, due 07/25/37 (1)	102,623
128,110	Federal National Mortgage Association (07-67-FA), 0.441%, due 04/25/37 (1)	127,909
24,054	Federal National Mortgage Association (08-47-PF), 0.691%, due 06/25/38 (PAC) (1)	24,196
56,145	Federal National Mortgage Association (09-33-FB), 1.011%, due 03/25/37 (1)	57,286
16,580	Federal National Mortgage Association (10-50-FA), 0.541%, due 01/25/24 (1)	16,581
133,555	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	137,358
30,137	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	34,113
56,340	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	65,409
3,975	Federal National Mortgage Association, Pool #661691, 2.314%, due 10/01/32 (1)	4,152
44,058	Federal National Mortgage Association, Pool #786884, 2.185%, due 08/01/34 (1)	46,109
43,741	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	49,585
19,806	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	22,558
11,639	Government National Mortgage Association (04-104-FJ), 0.488%, due 09/20/33 (1)	11,646
87,701	Government National Mortgage Association (10-108-PF), 0.588%, due 02/20/38 (PAC) (1)	88,097
103,394	Government National Mortgage Association (10-2-FA), 0.688%, due 05/20/37 (1)	103,606
140,537	Government National Mortgage Association (12-13-KF), 0.488%, due 07/20/38 (1)	140,989
28,243	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	29,246
20,031	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	20,797
14,287	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	14,495
112,496	Government National Mortgage Association II, Pool #80797, 1.75%, due 01/20/34 (1)	116,454
45,191	Government National Mortgage Association II, Pool #80937, 1.625%, due 06/20/34 (1)	47,035

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,208,894)	3,231,446

	Residential Mortgage-Backed Securities — Non-Agency (3.1%)
11,831	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.591%, due 08/25/43 (1)	11,696
143,364	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.12%, due 11/25/32 (1)	144,881
36,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.191%, due 08/25/34 (1)	36,966

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$22,411	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.641%, due 10/25/34 (1)	$22,485
23,881	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.611%, due 09/25/35 (1)	23,653
26,970	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 1.087%, due 07/25/34 (1)	26,222
9,573	Residential Accredit Loans, Inc. (02-QS16-A2), 0.741%, due 10/25/17 (1)	9,310

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $265,139)	275,213

	Corporate Bonds (28.3%)
	Airlines (2.5%)
98,795	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	108,119
50,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 0.724%, due 05/15/18 (1) (EETC)	49,312
59,155	United Airlines, Inc. Pass-Through Trust, (09-2A), 9.75%, due 07/15/18 (EETC)	64,591

	Total Airlines	222,022

	Banks (6.0%)
250,000	Bank of America N.A., 0.566%, due 06/15/16 (1)	249,486
75,000	Citigroup, Inc., 1.255%, due 07/25/16 (1)	75,255
75,000	Goldman Sachs Group, Inc. (The), 1.6%, due 11/23/15	75,141
15,000	Macquarie Bank, Ltd. (Australia), (144A), 0.925%, due 10/27/17 (1)(2)	14,986
65,000	Morgan Stanley, 1.024%, due 01/05/18 (1)	65,050
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	60,093

	Total Banks	540,011

	Diversified Financial Services (0.8%)
75,000	General Electric Capital Corp., 0.936%, due 07/12/16 (1)	75,423

	Electric (2.0%)
120,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	120,061
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	57,499

	Total Electric	177,560

	Healthcare-Services (1.4%)
85,000	Providence Health & Services Obligated Group, 1.234%, due 10/01/17 (1)	85,464
45,000	UnitedHealth Group, Inc., 0.744%, due 01/17/17 (1)	45,015

	Total Healthcare-Services	130,479

	Oil & Gas (0.5%)
50,000	Devon Energy Corp., 0.736%, due 12/15/15 (1)	49,969

	Pharmaceuticals (0.6%)
50,000	Mylan, Inc., 1.8%, due 06/24/16	50,231

	Real Estate (2.8%)
50,000	Post Apartment Homes LP, 4.75%, due 10/15/17	52,756
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	199,953

	Total Real Estate	252,709

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	REIT (10.0%)
$75,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	$73,734
100,000	BioMed Realty LP, 3.85%, due 04/15/16	101,556
20,000	DDR Corp., 9.625%, due 03/15/16	20,977
50,000	Essex Portfolio LP, 5.5%, due 03/15/17	53,036
75,000	HCP, Inc., 6%, due 01/30/17	79,673
50,000	Health Care REIT, Inc., 3.625%, due 03/15/16	50,732
85,000	Hospitality Properties Trust, 6.3%, due 06/15/16	86,677
75,000	Mid-America Apartments LP, 5.5%, due 10/01/15	75,519
85,000	Pan Pacific Retail Properties, Inc., 5.25%, due 09/01/15	85,258
75,000	Realty Income Corp., 5.5%, due 11/15/15	75,910
50,000	SL Green Realty Corp., 5%, due 08/15/18	53,594
75,000	UDR, Inc., 5.25%, due 01/15/16	76,355
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,285

	Total REIT	908,306

	Telecommunications (1.7%)
67,000	AT&T, Inc., 2.5%, due 08/15/15	67,035
87,000	Verizon Communications, Inc., 1.816%, due 09/15/16 (1)	88,049

	Total Telecommunications	155,084

	Total Corporate Bonds (Cost: $2,607,341)	2,561,794

	Total Fixed Income Securities (Cost: $6,785,984) (75.4%)	6,824,840

Number of Shares	Money Market Investments
40,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (3)	40,000

	Total Money Market Investments (Cost: $40,000) (0.5%)	40,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $100,000) (1.1%)
	Banks (1.1%)
$100,000	Credit Suisse / New York (Switzerland), 0.602%, due 08/24/15 (1)	100,000

	Discount Notes (17.9%)
310,000	Federal Home Loan Bank Discount Note, 0.06%, due 08/12/15 (4)	309,994
370,000	Federal Home Loan Bank Discount Note, 0.06%, due 08/04/15 (4)	369,998
240,000	Federal Home Loan Bank Discount Note, 0.065%, due 09/11/15 (4)	239,982
185,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 09/01/15 (4)	184,991
400,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 08/18/15 (4)	399,986
110,000	Federal Home Loan Mortgage Corp. Discount Note, 0.1%, due 08/21/15 (4)	109,994

	Total Discount Notes (Cost: $1,615,712) (17.9%)	1,614,945

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $444,769) (4.9%)
$444,769	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $475,000, Federal Home Loan Mortgage Corp., 2%, due 11/02/22, valued at $457,959) (Total Amount to be Received Upon Repurchase $444,769)	$444,769

	Total Short-Term Investments (Cost: $2,160,481) (23.9%)	2,159,714

	Total Investments (Cost: $8,986,465) (99.8%)	9,024,554
	Excess of Other Assets over Liabilities (0.2%)	16,471

	Net Assets (100.0%)	$9,041,025

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $243,852 or 2.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Rate disclosed is the 7-day net yield as of July 31, 2015.

(4)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Airlines	2.5%
Banks	6.0
Commercial Mortgage-Backed Securities — Agency	4.0
Commercial Mortgage-Backed Securities — Non-Agency	4.3
Diversified Financial Services	0.8
Electric	2.0
Healthcare-Services	1.4
Oil & Gas	0.5
Pharmaceuticals	0.6
REIT	10.0
Real Estate	2.8
Residential Mortgage-Backed Securities — Agency	35.7
Residential Mortgage-Backed Securities — Non-Agency	3.1
Telecommunications	1.7
Money Market Investments	0.5
Short-Term Investments	23.9

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (5.9% of Net Assets)
$9,667,399	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$10,079,293
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.291%, due 12/27/44 (1)(2)	20,035,400
9,408,460	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 0.847%, due 11/25/35 (2)	9,428,359
17,000,000	Babson CLO, Ltd. (13-IA-A), (144A), 1.387%, due 04/20/25 (1)(2)	16,804,636
7,051,054	Bayview Commercial Asset Trust (04-1-A), (144A), 0.551%, due 04/25/34 (1)(2)	6,771,628
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.312%, due 11/25/33 (2)	18,985,509
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.277%, due 10/27/36 (2)	11,499,092
5,695,347	CIT Education Loan Trust (07-1-A), (144A), 0.371%, due 03/25/42 (1)(2)	5,289,385
13,887,197	Educational Funding of the South, Inc. (12-1-A), 1.241%, due 03/25/36 (2)	13,675,931
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.145%, due 10/25/35 (1)(2)	16,095,504
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.537%, due 03/25/36 (1)(2)	7,060,911
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.191%, due 04/25/33 (1)(2)	17,119,174
11,000,000	Flagship CLO (14-8A-A), (144A), 1.849%, due 01/16/26 (1)(2)	10,998,552
2,970,799	GE Business Loan Trust (04-2A-A), (144A), 0.407%, due 12/15/32 (1)(2)	2,886,018
14,728,500	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	14,679,423
14,625,517	Higher Education Funding I (14-1-A), (144A), 1.332%, due 05/25/34 (1)(2)	14,211,337
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.238%, due 07/20/43 (2)	16,939,222
6,018,394	National Collegiate Student Loan Trust (06-3-A3), 0.341%, due 10/25/27 (2)	5,968,553
36,732,917	Navient Student Loan Trust (14-2-A), 0.831%, due 03/25/43 (2)	36,033,890
36,741,239	Navient Student Loan Trust (14-3-A), 0.811%, due 03/25/43 (2)	35,998,301
21,282,677	Navient Student Loan Trust (14-4-A), 0.807%, due 03/25/43 (2)	20,861,641
30,185,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.141%, due 11/25/43 (1)(2)	28,555,870
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.234%, due 10/01/37 (2)	15,525,616
3,845,205	SLM Student Loan Trust (04-8-B), 0.755%, due 01/25/40 (2)	3,485,904
7,534,000	SLM Student Loan Trust (05-5-A5), 1.045%, due 10/25/40 (2)	7,499,539
6,306,234	SLM Student Loan Trust (07-6-B), 1.145%, due 04/27/43 (2)	5,558,510
4,477,274	SLM Student Loan Trust (07-8-B), 1.295%, due 04/27/43 (2)	4,016,771
7,405,000	SLM Student Loan Trust (08-2-B), 1.495%, due 01/25/29 (2)	6,640,730
6,549,000	SLM Student Loan Trust (08-3-B), 1.495%, due 04/25/29 (2)	5,876,080
3,270,000	SLM Student Loan Trust (08-4-B), 2.145%, due 04/25/29 (2)	3,159,077
17,785,000	SLM Student Loan Trust (08-5-A4), 1.995%, due 07/25/23 (2)	17,936,804
16,200,000	SLM Student Loan Trust (08-5-B), 2.145%, due 07/25/29 (2)	15,782,348
6,380,000	SLM Student Loan Trust (08-6-B), 2.145%, due 07/25/29 (2)	6,261,797
6,380,000	SLM Student Loan Trust (08-7-B), 2.145%, due 07/25/29 (2)	6,310,595
5,696,000	SLM Student Loan Trust (08-8-B), 2.545%, due 10/25/29 (2)	5,857,214

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$15,950,000	SLM Student Loan Trust (08-9-B), 2.545%, due 10/25/29 (2)	$16,406,767
12,800,000	SLM Student Loan Trust (11-1-A2), 1.341%, due 10/25/34 (2)	12,873,363
17,780,000	SLM Student Loan Trust (11-2-A2), 1.391%, due 10/25/34 (2)	17,588,669
8,238,537	SLM Student Loan Trust (12-2-A), 0.891%, due 01/25/29 (2)	8,273,501
18,760,000	Voya CLO, Ltd. (14-2A-A1), (144A), 1.624%, due 07/17/26 (1)(2)	18,761,196

	Total Asset-Backed Securities (Cost: $517,054,701)	517,792,110

	Commercial Mortgage-Backed Securities — Agency (5.8%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19	49,778,006
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20	26,666,918
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	31,548,370
32,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20	35,901,998
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	28,361,589
42,420,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K151-A3), 3.511%, due 04/25/30	43,869,574
51,394,137	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.534%, due 09/25/21 (2)	51,554,949
2,652,623	Federal National Mortgage Association, Pool #AE0918, 3.664%, due 10/01/20	2,854,364
19,086,897	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21	21,355,555
20,471,160	Federal National Mortgage Association, Pool #AL0600, 4.301%, due 07/01/21	22,677,615
15,863,334	Federal National Mortgage Association, Pool #AL2660, 2.63%, due 10/01/22	16,025,630
44,580,873	Federal National Mortgage Association, Pool #AL3366, 2.437%, due 02/01/23	44,816,375
12,370,155	Federal National Mortgage Association, Pool #FN0003, 4.298%, due 01/01/21	13,677,955
48,862,632	Federal National Mortgage Association (12-M12-1A), 2.841%, due 08/25/22 (ACES) (2)	50,650,277
34,606,854	Federal National Mortgage Association (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)	35,236,180
28,584,530	Federal National Mortgage Association (14-M12-FA) (14-M12-FA), 0.486%, due 10/25/21 (ACES) (2)	28,743,516

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $553,785,912)	503,718,871

	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,699,345
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,390,231
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,553,483
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,751,843
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	18,921,606

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,228)	59,316,508

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (43.4%)
$292,926	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	$322,257
375,583	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	422,924
4,992,033	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	5,591,368
12,373,525	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	13,776,815
1,295,751	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	1,386,406
894,932	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)	785,545
5,252,760	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	5,593,381
2,874,443	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	3,076,218
4,089,373	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	4,398,360
32,224,144	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	36,400,328
52,559,167	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42	52,828,617
57,356,765	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	57,699,497
1,306,984	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	1,372,601
796,304	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	762,102
5,670,477	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	6,067,439
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	55,539,633
35,743,972	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	40,119,249
11,809,383	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	13,107,306
10,723,207	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	9,495,834
8,968,731	Federal Home Loan Mortgage Corp. (3315-S), 6.223%, due 05/15/37 (I/O) (I/F) (2)	997,315
7,440,413	Federal Home Loan Mortgage Corp. (3376-SX), 5.853%, due 10/15/37 (I/O) (I/F) (2)	1,274,570
10,677,487	Federal Home Loan Mortgage Corp. (3410-IS), 6.083%, due 02/15/38 (I/O) (I/F) (2)	1,608,386
9,275,169	Federal Home Loan Mortgage Corp. (3424-BI), 6.613%, due 04/15/38 (I/O) (I/F) (2)	1,890,048
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,451,184
3,238,782	Federal Home Loan Mortgage Corp. (3519-SH), 5.313%, due 07/15/37 (I/O) (I/F) (2)	374,061
16,222,306	Federal Home Loan Mortgage Corp. (3531-SC), 6.113%, due 05/15/39 (I/O) (I/F) (2)	1,962,031
4,048,206	Federal Home Loan Mortgage Corp. (3541-SA), 6.563%, due 06/15/39 (I/O) (I/F) (2)	669,195
15,599,653	Federal Home Loan Mortgage Corp. (3550-GS), 6.563%, due 07/15/39 (I/O) (I/F) (2)	3,124,220
6,476,183	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	7,223,216
31,441,955	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	33,930,518
13,887,953	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	15,083,922
15,314,691	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	16,428,677
24,142,887	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	25,519,297
1,772,083	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	1,907,247
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,448,085
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	22,826,700
32,478,876	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40	36,027,531
19,728,305	Federal Home Loan Mortgage Corp. (3788-SB), 6.293%, due 01/15/41 (I/O) (I/F) (2)	3,603,868
4,932,747	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	4,343,791

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	$11,353,036
8,472,791	Federal Home Loan Mortgage Corp. (4030-HS), 6.423%, due 04/15/42 (I/O) (I/F) (2)	1,593,520
11,110,490	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	12,276,741
7,622,565	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	8,461,874
40,956,860	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	46,140,748
12,516,195	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	14,048,593
26,747,349	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41	28,660,412
5,577	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	5,832
10,198	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	10,663
49,385	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	52,409
20,878	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	22,157
82,354	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	92,558
304,014	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	335,695
44,998,524	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	48,454,999
13,430,078	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43	14,459,811
50,312,630	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44	54,034,444
103,344,422	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44	108,176,585
81,443,222	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	84,729,122
77,480,180	Federal Home Loan Mortgage Corp., Pool #G08636, 3.5%, due 04/01/45	80,337,287
467,706	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	490,525
1,264,150	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	1,335,640
1,491,603	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	1,557,466
1,849,219	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	2,039,637
22,407	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	25,067
3,383,239	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	3,842,484
3,709,193	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	4,212,684
5,433,730	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	6,032,833
84,138,825	Federal Home Loan Mortgage Corp., Pool #G60080, 3.5%, due 06/01/45	87,507,663
933,886	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	1,039,131
6,849,701	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	7,691,407
7,369,677	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	8,151,341
3,333,212	Federal Home Loan Mortgage Corp., Pool #U99114, 3.5%, due 02/01/44	3,466,671
37,037,870	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43	38,740,743
49,396,711	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43	49,765,257
430,430	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	482,905
1,160,426	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	1,266,901
1,141,054	Federal National Mortgage Association (04-52-SW), 6.91%, due 07/25/34 (I/O) (I/F) (2)	209,300
3,025,338	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	3,261,393
3,232,327	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	3,499,182
11,338,071	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	12,343,135

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$611,689	Federal National Mortgage Association (05-74-CP), 24.051%, due 05/25/35 (I/F) (PAC) (2)	$923,472
4,170,145	Federal National Mortgage Association (07-20-SI), 6.26%, due 03/25/37 (I/O) (I/F) (2)	656,423
4,898,994	Federal National Mortgage Association (07-21-SE), 6.25%, due 03/25/37 (I/O) (I/F) (2)	756,860
5,481,230	Federal National Mortgage Association (07-56-SG), 6.22%, due 06/25/37 (I/O) (I/F) (2)	848,933
12,888,535	Federal National Mortgage Association (07-58-SV), 6.56%, due 06/25/37 (I/O) (I/F) (2)	2,139,664
3,219,907	Federal National Mortgage Association (07-65-S), 6.41%, due 07/25/37 (I/O) (I/F) (2)	665,158
1,544,810	Federal National Mortgage Association (07-88-FY), 0.651%, due 09/25/37 (2)	1,557,929
14,485,991	Federal National Mortgage Association (07-103-AI), 6.31%, due 03/25/37 (I/O) (I/F) (2)	1,858,130
31,787,985	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	35,600,671
13,801,041	Federal National Mortgage Association (08-1-AI), 6.06%, due 05/25/37 (I/O) (I/F) (2)	2,579,146
9,501,351	Federal National Mortgage Association (08-13-SB), 6.05%, due 03/25/38 (I/O) (I/F) (2)	1,559,881
17,271,441	Federal National Mortgage Association (08-23-SB), 6.66%, due 04/25/38 (I/O) (I/F) (2)	3,398,249
2,300,939	Federal National Mortgage Association (08-35-SD), 6.26%, due 05/25/38 (I/O) (I/F) (2)	462,251
24,591,433	Federal National Mortgage Association (08-66-SG), 5.88%, due 08/25/38 (I/O) (I/F) (2)	3,351,287
9,711,479	Federal National Mortgage Association (08-68-SA), 5.78%, due 08/25/38 (I/O) (I/F) (2)	1,307,005
7,187,186	Federal National Mortgage Association (09-3-SH), 5.26%, due 06/25/37 (I/O) (I/F) (2)	897,050
2,521,888	Federal National Mortgage Association (09-47-SV), 6.56%, due 07/25/39 (I/O) (I/F) (2)	511,711
10,118,870	Federal National Mortgage Association (09-51-SA), 6.56%, due 07/25/39 (I/O) (I/F) (2)	1,595,766
4,801,771	Federal National Mortgage Association (09-6-SD), 5.36%, due 02/25/39 (I/O) (I/F) (2)	725,781
12,877,474	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	13,584,939
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	28,713,768
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	36,516,445
2,732,103	Federal National Mortgage Association (09-72-JS), 7.06%, due 09/25/39 (I/O) (I/F) (2)	450,711
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	22,875,264
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	54,700,465
11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	10,689,072
49,127,398	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC)	50,122,846
20,318,897	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC)	20,251,313
11,121,774	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	8,652,395
25,804,594	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	19,962,078
28,386,312	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O)	28,268,254
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	21,291,313
128,597	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)	147,678
723,366	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	687,080
55,342	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	61,086
59,066	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	61,028
253,209	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	284,186
3,148,331	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	3,481,745

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$1,818,225	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	$2,058,112
7,606,233	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	8,576,527
626,645	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	657,611
58,210	Federal National Mortgage Association, Pool #661856, 2.266%, due 10/01/32 (2)	58,125
311,677	Federal National Mortgage Association, Pool #671133, 1.787%, due 02/01/33 (2)	322,778
96,416	Federal National Mortgage Association, Pool #672272, 2.065%, due 12/01/32 (2)	101,330
246,460	Federal National Mortgage Association, Pool #687847, 2.16%, due 02/01/33 (2)	261,938
873,127	Federal National Mortgage Association, Pool #692104, 1.792%, due 02/01/33 (2)	905,405
474,858	Federal National Mortgage Association, Pool #699866, 2.218%, due 04/01/33 (2)	496,897
250,459	Federal National Mortgage Association, Pool #704454, 2.336%, due 05/01/33 (2)	268,908
263,756	Federal National Mortgage Association, Pool #708820, 2.51%, due 06/01/33 (2)	264,146
319,971	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	335,783
273,457	Federal National Mortgage Association, Pool #728824, 2.111%, due 07/01/33 (2)	289,925
815,118	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	898,912
22,545	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	23,854
1,051,455	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	1,233,201
1,122,799	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	1,226,687
2,004,498	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	2,216,778
1,192,289	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	1,291,946
6,093,766	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	6,717,079
4,409,728	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	4,858,410
8,979,752	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	10,179,481
4,991,792	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	5,658,889
4,939,895	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	5,540,182
59,023,816	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	63,677,254
43,574,673	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	44,021,651
7,453,082	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	8,201,600
15,573,832	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	17,746,239
12,487,927	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	14,222,637
8,940,053	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	10,181,923
66,264,444	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44	71,482,032
20,156,083	Federal National Mortgage Association, Pool #AQ8803, 3.5%, due 01/01/43	20,994,608
18,097,831	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41	19,696,990
82,980,533	Federal National Mortgage Association, Pool #MA1177, 3.5%, due 09/01/42	86,432,652
17,394,139	Federal National Mortgage Association, Pool #MA1251, 3.5%, due 11/01/42	18,117,762
15,645,176	Federal National Mortgage Association, Pool #MA1283, 3.5%, due 12/01/42	16,296,040
5,471,485	Federal National Mortgage Association, Pool #MA1404, 3.5%, due 04/01/43	5,699,107
23,230,745	Federal National Mortgage Association, Pool #MA1442, 4%, due 05/01/43	24,933,202
71,388,909	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	73,701,910
54,702,113	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	57,577,549
61,214,288	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	64,444,496

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$44,375,000	Federal National Mortgage Association TBA, 2.5% (4)	$45,044,092
29,485,000	Federal National Mortgage Association TBA, 3% (4)	30,598,631
266,155,000	Federal National Mortgage Association TBA, 3% (4)	267,814,085
264,935,000	Federal National Mortgage Association TBA, 3.5% (4)	274,936,304
315,145,000	Federal National Mortgage Association TBA, 4% (4)	335,284,726
99,135,000	Federal National Mortgage Association TBA, 4.5% (4)	107,565,346
1,350,227	Government National Mortgage Association (03-42-SH), 6.362%, due 05/20/33 (I/O) (I/F) (2)	279,312
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	12,408,362
16,114,605	Government National Mortgage Association (15-42-ZB), 3%, due 03/20/45	15,058,599
10,904,896	Government National Mortgage Association (15-44-Z), 3%, due 03/20/45	10,250,651
9,624,081	Government National Mortgage Association (15-52-EZ), 3%, due 04/16/45	8,656,606
26,771,200	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40	29,575,902
448,765	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (2)	464,662
39,025,000	Government National Mortgage Association II, Pool #MA2961, 3.5%, due 07/20/45 (5)	40,834,034
43,020,000	Government National Mortgage Association II TBA, 3% (4)	43,756,044
6,510,000	Government National Mortgage Association II TBA, 4.5% (4)	7,016,051
145,530,000	Government National Mortgage Association II TBA, 3.5% (4)	151,999,249
69,840,000	Government National Mortgage Association II TBA, 4% (4)	74,166,806

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,646,154,734)	3,778,424,644

	Residential Mortgage-Backed Securities — Non-Agency (29.2%)
3,473,019	Accredited Mortgage Loan Trust (05-3-A2D), 0.56%, due 09/25/35 (2)	3,467,185
16,319,668	ACE Securities Corp. (06-ASP1-A2D), 0.501%, due 12/25/35 (2)	16,045,351
19,442,830	ACE Securities Corp. (07-ASP1-A2C), 0.451%, due 03/25/37 (2)	11,709,351
10,450,315	ACE Securities Corp. (07-ASP1-A2D), 0.571%, due 03/25/37 (2)	6,347,069
2,161,533	Adjustable Rate Mortgage Trust (04-5-3A1), 2.516%, due 04/25/35 (2)	2,139,202
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.521%, due 01/25/36 (2)	22,662,537
6,458,571	Asset-Backed Funding Certificates (05-HE2-M2), 0.941%, due 06/25/35 (2)	6,404,713
20,812,933	Asset-Backed Funding Certificates (07-WMC1-A2A), 0.941%, due 06/25/37 (2)	15,337,467
2,323,457	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.851%, due 06/25/35 (2)	2,322,618
48,387,227	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.327%, due 12/25/36 (2)	41,602,564
2,162,545	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,221,632
707,712	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	730,226
16,030,658	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	16,410,888

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$907,285	Banc of America Funding Corp. (04-B-3A1), 2.943%, due 12/20/34 (2)	$516,737
174,604	Banc of America Funding Corp. (06-D-2A1), 2.87%, due 05/20/36 (2)(6)	129,361
7,007,685	Banc of America Funding Corp. (06-D-3A1), 2.839%, due 05/20/36 (2)(6)	6,260,301
16,185,761	Banc of America Funding Corp. (06-G-2A1), 0.408%, due 07/20/36 (2)	15,196,439
2,024,522	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	2,044,077
7,996,131	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (6)	7,550,795
3,351,248	BCAP LLC Trust (07-AA1-1A2), 0.351%, due 02/25/47 (2)(6)	3,119,285
29,312,592	BCAP LLC Trust (08-IND2-A1), 1.841%, due 04/25/38 (2)	29,229,520
325,530	BCAP LLC Trust (09-RR1-21A1), (144A), 2.701%, due 11/26/34 (1)(2)	326,919
1,358,506	BCAP LLC Trust (09-RR1-22A1), (144A), 2.668%, due 05/26/35 (1)(2)	1,369,469
834,375	BCAP LLC Trust (09-RR1-23A1), (144A), 2.656%, due 05/26/35 (1)(2)	843,952
7,022,118	BCAP LLC Trust (11-RR2-3A6), (144A), 2.655%, due 11/21/35 (1)(2)	6,629,767
1,062,960	BCAP LLC Trust (11-RR3-1A5), (144A), 2.739%, due 05/27/37 (1)(2)	1,059,610
1,721,017	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,677,000
7,270,146	BCAP LLC Trust (11-RR4-1A3), (144A), 3.034%, due 03/26/36 (1)(2)	7,131,686
6,203,625	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	6,185,052
7,504,599	BCAP LLC Trust (11-RR4-3A3), (144A), 2.616%, due 07/26/36 (1)(2)	7,010,211
9,814,142	BCAP LLC Trust (11-RR5-1A3), (144A), 2.422%, due 03/26/37 (1)(2)	9,655,988
2,602,730	BCAP LLC Trust (11-RR5-2A3), (144A), 4.504%, due 06/26/37 (1)(2)	2,607,998
17,140,954	BCAP LLC Trust (11-RR9-7A1), (144A), 1.953%, due 04/26/37 (1)(2)	17,032,006
6,561,645	BCAP LLC Trust (12-RR2-9A3), (144A), 2.616%, due 03/26/35 (1)(2)	6,609,296
4,349,168	BCAP LLC Trust (12-RR7-1A1), (144A), 0.357%, due 08/26/36 (1)(2)	4,278,881
12,749,321	BCAP LLC Trust (12-RR8-3A1), (144A), 2.634%, due 08/26/36 (1)(2)	12,607,014
2,067,928	BCAP LLC Trust (12-RR8-5A3), (144A), 0.498%, due 05/26/37 (1)(2)	2,035,308
4,787,237	BCAP LLC Trust (12-RR9-1A1), (144A), 0.365%, due 07/26/35 (1)(2)	4,662,467
7,693,328	BCAP LLC Trust (13-RR2-6A1), (144A), 2.748%, due 06/26/37 (1)(2)	7,684,803
2,354,763	Bear Stearns Alt-A Trust (04-13-A1), 0.931%, due 11/25/34 (2)	2,328,704
9,043	Bear Stearns Alt-A Trust (05-2-2A4), 2.51%, due 04/25/35 (2)	8,666
11,213,680	Bear Stearns Alt-A Trust (05-4-23A1), 2.534%, due 05/25/35 (2)	10,904,126
905,377	Bear Stearns Alt-A Trust (06-4-32A1), 2.845%, due 07/25/36 (2)(6)	653,148
1,674,935	Bear Stearns ARM Trust (04-12-1A1), 2.597%, due 02/25/35 (2)	1,631,121
15,265,698	Bear Stearns ARM Trust (05-10-A3), 2.74%, due 10/25/35 (2)	15,188,147
4,196,447	Bear Stearns ARM Trust (06-2-2A1), 2.821%, due 07/25/36 (2)(6)	3,613,410
481,012	Bear Stearns ARM Trust (07-1-2A1), 2.765%, due 02/25/47 (2)(6)	423,826
2,322,513	Bear Stearns ARM Trust (07-5-3A1), 4.821%, due 08/25/47 (2)(6)	2,152,282
3,115,186	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	3,127,608

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$6,660,796	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	$6,656,253
8,406,074	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.341%, due 11/25/36 (2)	6,886,483
980,523	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.371%, due 10/25/36 (2)	735,787
3,926,019	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.391%, due 09/25/47 (2)	3,189,343
1,731,122	BNC Mortgage Loan Trust (07-3-A2), 0.251%, due 07/25/37 (2)	1,722,234
1,410,908	Carrington Mortgage Loan Trust (05-NC5-A2), 0.511%, due 10/25/35 (2)	1,407,726
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.611%, due 10/25/35 (2)	16,000,454
6,828,287	Centex Home Equity (05-D-M1), 0.621%, due 10/25/35 (2)	6,821,834
1,610,149	Chase Mortgage Finance Corp. (06-A1-2A1), 2.549%, due 09/25/36 (2)(6)	1,437,027
8,612,908	Chase Mortgage Finance Corp. (07-A1-8A1), 2.496%, due 02/25/37 (2)	8,709,804
5,136,704	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,066,794
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (2)	24,268,646
36,000,000	CIM Trust (15-3AG-A1), (144A), 1.937%, due 10/25/57 (1)	35,572,708
1,066,402	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,056,742
6,713,581	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	7,012,075
8,402,649	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.531%, due 07/25/36 (2)(6)	7,320,976
8,684,165	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.361%, due 11/25/36 (2)	8,651,435
4,680,606	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.341%, due 08/25/36 (2)	4,571,835
5,614,262	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	4,452,145
4,991,808	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.733%, due 11/25/38 (1)(2)	5,068,160
2,664,277	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.537%, due 07/25/36 (1)(2)	2,539,605
3,361,652	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	3,455,221
820,597	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 4.75%, due 03/25/37 (1)	836,901
10,333,695	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.586%, due 12/25/35 (1)(2)	10,495,102
15,868,868	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.367%, due 03/25/37 (1)(2)	15,346,710
5,099,574	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.327%, due 01/25/37 (1)(2)	4,868,549
8,267,294	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 0.437%, due 07/25/37 (1)(2)	8,007,457
5,338,467	Citigroup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.327%, due 08/25/37 (1)(2)	5,261,974
16,329,309	Citigroup Mortgage Loan Trust, Inc. (15-5-1A1), (144A), 2.507%, due 01/25/36 (1)(2)	15,821,202
1,596,761	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	1,637,087
5,271,130	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	5,544,243
1,364,643	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (6)	1,358,977
492,983	Countrywide Alternative Loan Trust (05-84-1A1), 2.476%, due 02/25/36 (2)(6)	375,338
1,733,538	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,741,510
24,129,409	Countrywide Alternative Loan Trust (06-HY12-A5), 3.581%, due 08/25/36 (2)	23,333,911
1,228,939	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	1,244,689
794,772	Countrywide Alternative Loan Trust (07-HY5R-2A1A), 2.975%, due 03/25/47 (2)(6)	792,940

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$16,553,283	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	$17,210,101
19,956,729	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.491%, due 05/25/35 (2)	17,217,808
64,975	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 3.971%, due 09/20/35 (2)(6)	57,347
19,521	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.673%, due 09/25/47 (2)(6)	17,322
69,695	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.837%, due 03/25/37 (2)(6)	57,428
85,900	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	88,170
3,361,349	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (6)	2,650,192
12,832,874	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (6)	10,466,017
1,923,108	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.68%, due 07/27/36 (1)(2)	1,928,131
16,103,011	Credit Suisse Mortgage Capital Certificates (15-5R-2A1), (144A), 0.471%, due 06/27/37 (1)(2)	15,503,204
1,419,437	Credit Suisse Mortgage Trust (10-1R-8A1), (144A), 2.935%, due 05/27/47 (1)(2)	1,430,094
25,377,179	Credit Suisse Mortgage Trust (13-2R-2A1), (144A), 2.733%, due 02/27/36 (1)(2)	24,684,169
6,683,539	Credit Suisse Mortgage Trust (13-7R-4A1), (144A), 0.345%, due 07/26/36 (1)(2)	6,135,897
5,377,532	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 5.236%, due 01/25/36	4,031,823
39,114,877	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.347%, due 10/25/36 (2)	26,892,154
20,948,133	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.417%, due 11/25/36 (2)	12,223,110
17,372,291	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 5.623%, due 02/25/37	12,977,327
14,603,553	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (6)	14,249,285
7,340,022	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (6)	7,201,237
18,042,886	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (6)	16,989,614
12,881,091	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 1.936%, due 06/27/47 (1)(2)	12,879,253
749,103	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.381%, due 02/25/37 (2)(6)	562,065
4,951,967	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.478%, due 10/19/45 (2)	4,224,177
41,948,527	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.388%, due 10/19/36 (2)	34,235,577

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$12,951,539	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.328%, due 04/19/47 (2)	$10,840,451
3,015,519	EquiFirst Mortgage Loan Trust (04-2-1A1), 0.751%, due 10/25/34 (2)	3,013,255
5,923,947	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.457%, due 04/25/47 (2)	4,134,862
35,932,669	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.351%, due 12/25/37 (2)	24,463,428
21,086,158	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.401%, due 12/25/37 (2)	14,454,371
7,442,761	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.327%, due 01/25/38 (2)	4,502,143
31,214,158	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.407%, due 01/25/38 (2)	20,754,762
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.441%, due 06/25/36 (2)	2,951,096
9,659,594	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.265%, due 05/25/35 (2)	9,312,637
6,484,102	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.371%, due 09/25/35 (2)(6)	5,802,169
6,739,049	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.247%, due 09/25/35 (2)(6)	6,090,659
21,127,626	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 2.25%, due 01/25/37 (2)(6)	17,250,094
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.521%, due 01/25/36 (2)	12,228,913
5,930,245	Fremont Home Loan Trust (06-1-2A3), 0.371%, due 04/25/36 (2)	5,283,030
4,976,247	GMAC Mortgage Loan Trust (05-AR5-2A1), 3.007%, due 09/19/35 (2)	4,607,404
822,991	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.431%, due 08/25/45 (2)	690,387
21,004,275	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.341%, due 10/25/46 (2)(6)	20,626,492
1,562,731	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.593%, due 11/25/35 (1)(2)	1,577,663
4,734,423	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	4,969,330
2,405,555	GSAA Home Equity Trust (05-9-2A3), 0.561%, due 08/25/35 (2)	2,335,612
6,628,154	GSR Mortgage Loan Trust (04-9-3A1), 2.716%, due 08/25/34 (2)	6,690,039
2,248,703	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	2,300,109
23,346,605	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	22,736,663
2,331,927	GSR Mortgage Loan Trust (07-AR2-2A1), 2.781%, due 05/25/37 (2)(6)	2,129,390
4,045,706	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.191%, due 05/25/37 (2)(6)	3,599,574
4,101,676	Harborview Mortgage Loan Trust (05-9-2A1A), 0.528%, due 06/20/35 (2)	3,901,748
31,244,806	Harborview Mortgage Loan Trust (06-8-2A1A), 0.381%, due 07/21/36 (2)	25,840,142
8,880,230	Home Equity Asset Trust (05-8-2A4), 0.551%, due 02/25/36 (2)	8,767,798
4,576,986	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.771%, due 07/25/34 (2)	4,570,093
1,456,973	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.641%, due 10/25/34 (2)	1,461,784

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.448%, due 03/20/36 (2)	$19,515,240
1,766,144	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	1,650,587
13,790	Impac CMB Trust (04-5-1A1), 0.911%, due 10/25/34 (2)	13,256
2,005,578	Impac CMB Trust (05-1-1A1), 0.711%, due 04/25/35 (2)	1,841,103
10,403,149	Impac CMB Trust (05-5-A2), 0.631%, due 08/25/35 (2)	9,293,300
11,872,164	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.521%, due 08/25/34 (2)	11,743,387
2,079,716	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.553%, due 11/25/34 (2)	1,881,318
7,755,728	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.388%, due 09/25/35 (2)(6)	6,946,139
6,843,592	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 2.428%, due 11/25/35 (2)(6)	5,897,021
8,181,876	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.362%, due 11/25/35 (2)(6)	6,899,201
4,688,774	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 4.415%, due 12/25/35 (2)(6)	4,196,096
6,621,281	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.323%, due 06/25/35 (2)	5,431,285
7,289,640	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.659%, due 08/25/36 (2)(6)	5,547,846
14,435,945	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.371%, due 02/25/37 (2)(6)	11,841,834
9,258,848	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.421%, due 07/25/46 (2)(6)	7,628,115
33,695	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.528%, due 06/25/37 (2)(6)	25,724
26,350,301	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.76%, due 05/25/37 (2)(6)	20,738,293
6,734,537	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.73%, due 11/25/37 (2)	6,345,725
19,236,330	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.371%, due 02/25/37 (2)	18,034,167
765,671	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.39%, due 12/26/35 (1)(2)	771,208
11,932,427	JPMorgan Alternative Loan Trust (06-A2-5A1), 4.819%, due 05/25/36 (2)(6)	9,147,912
12,520,413	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (2)(6)	12,375,864
9,200,389	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	7,283,103
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.351%, due 01/25/36 (2)	26,629,155
961,613	JPMorgan Mortgage Trust (05-A6-7A1), 2.564%, due 08/25/35 (2)(6)	914,807
6,254,060	JPMorgan Mortgage Trust (06-A2-5A3), 2.671%, due 11/25/33 (2)	6,239,399
1,022,863	JPMorgan Mortgage Trust (06-A4-1A4), 2.671%, due 06/25/36 (2)(6)	913,465
47,713	JPMorgan Mortgage Trust (06-A7-2A4R), 2.562%, due 01/25/37 (2)(6)	42,173
2,333,824	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (6)	2,235,692
3,329,268	JPMorgan Resecuritization Trust Series (10-4-1A1), (144A), 2.738%, due 07/26/36 (1)(2)	3,344,650
925,899	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.415%, due 08/26/36 (1)(2)	929,583
9,056,169	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.357%, due 11/26/36 (1)(2)	8,794,352
1,290,192	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20 (6)	1,137,969
4,547,387	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	4,493,964
3,010,494	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (6)	2,302,426

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$31,421,751	Lehman XS Trust (06-10N-1A3A), 0.401%, due 07/25/46 (2)(6)	$24,909,813
9,121,424	Lehman XS Trust (06-12N-A31A), 0.391%, due 08/25/46 (2)(6)	7,010,681
9,866,733	Lehman XS Trust (06-13-1A2), 0.361%, due 09/25/36 (2)(6)	8,907,104
10,207,881	Lehman XS Trust (06-19-A2), 0.361%, due 12/25/36 (2)(6)	8,525,623
21,720,172	Lehman XS Trust (06-9-A1B), 0.351%, due 05/25/46 (2)(6)	18,590,577
618	Lehman XS Trust (06-GP1-A2A), 0.361%, due 05/25/46 (2)(6)	621
8,718,824	Lehman XS Trust (06-GP4-3A2A), 0.351%, due 08/25/46 (2)(6)	8,425,553
1,796,739	Lehman XS Trust (07-4N-1A1), 0.321%, due 03/25/47 (2)(6)	1,755,978
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.521%, due 01/25/46 (2)	11,710,496
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.531%, due 01/25/46 (2)	12,179,571
7,824,487	Luminent Mortgage Trust (07-2-1A3), 0.411%, due 05/25/37 (2)(6)	7,213,253
10,950,000	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.441%, due 03/25/32 (2)	11,213,594
15,446,576	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.771%, due 11/25/34 (2)	15,242,102
360,994	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.301%, due 03/25/47 (2)	355,045
8,514,052	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	8,577,720
82,646	MASTR Alternative Loans Trust (06-2-2A1), 0.591%, due 03/25/36 (2)(6)	20,832
225,824	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	232,402
85,667	MASTR Asset Securitization Trust (06-3-2A1), 0.641%, due 10/25/36 (2)(6)	56,770
1,568,676	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.421%, due 02/25/36 (2)	1,561,302
3,729,997	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	3,672,695
27,258,685	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.351%, due 11/25/36 (2)	17,903,473
13,567	MASTR Seasoned Securitization Trust (04-1-4A1), 2.539%, due 10/25/32 (2)	13,659
2,583,546	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.421%, due 01/25/37 (2)	1,252,618
1,328,976	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.351%, due 01/25/37 (2)	622,797
10,254,180	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.361%, due 04/25/37 (2)	5,986,411
35,885,299	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.441%, due 04/25/37 (2)	21,225,437
8,844,137	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.531%, due 04/25/37 (2)	5,316,149
8,126,827	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.431%, due 05/25/37 (2)	4,755,860
4,064,082	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.321%, due 06/25/37 (2)	2,817,933
48,756,767	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.351%, due 07/25/37 (2)	31,738,803
3,959,987	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.67%, due 08/25/36 (2)(6)	3,677,430
4,590,381	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	4,973,013
1,741,035	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.151%, due 09/25/34 (2)	1,692,687
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.986%, due 07/25/35 (2)	5,517,078
13,906,086	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.821%, due 09/25/35 (2)	13,705,310
4,409,230	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.866%, due 05/25/35 (2)	4,393,228
5,155,000	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.471%, due 02/25/36 (2)	4,766,316

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$6,581,292	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.471%, due 11/25/35 (2)	$6,388,335
1,333,141	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	883,350
4,825,670	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.311%, due 04/25/37 (2)	2,441,432
3,793,026	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.427%, due 05/26/36 (1)(2)	3,776,378
18,225,102	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 1.926%, due 10/26/36 (1)(2)	18,093,998
4,596,148	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.789%, due 01/26/47 (1)(2)	4,598,370
16,104,912	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.032%, due 12/26/46 (1)(2)	16,090,847
13,686,537	MortgageIT Trust (05-3-A1), 0.491%, due 08/25/35 (2)	12,947,423
6,816,673	MortgageIT Trust (05-4-A1), 0.471%, due 10/25/35 (2)	6,104,500
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.441%, due 04/25/37 (2)	8,610,860
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 0.711%, due 03/25/35 (2)	7,487,497
14,438,117	New Century Home Equity Loan Trust (05-2-M1), 0.621%, due 06/25/35 (2)	14,530,119
14,098,205	New Century Home Equity Loan Trust (05-3-M1), 0.671%, due 07/25/35 (2)	14,072,053
7,652,236	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.36%, due 01/26/37 (1)(2)	7,394,437
19,836,340	Nomura Resecuritization Trust (15-1R-2A1), (144A), 0.499%, due 10/26/36 (1)(2)	19,713,293
11,531,752	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.128%, due 08/26/46 (1)(2)	11,399,492
19,078,658	Nomura Resecuritization Trust (15-4R-2A1), (144A), 0.327%, due 10/26/36 (1)(2)	18,420,343
13,621,139	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.361%, due 01/26/36 (1)(2)	13,988,577
21,603,294	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.442%, due 03/26/35 (1)	22,000,246
4,740,859	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	5,143,455
6,545,538	Oakwood Mortgage Investors, Inc. (99-E-A1), 7.608%, due 03/15/30 (2)	6,375,684
20,869,069	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	21,171,796
2,253,714	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	2,460,336
1,817,713	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,036,792
1,113,464	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,216,303
1,060,285	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,144,325
865,539	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	936,128
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.457%, due 03/25/37 (2)	14,491,480
22,479,502	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.347%, due 09/25/37 (2)	13,784,446
7,870,522	Park Place Securities, Inc. (05-WCH1-M2), 0.971%, due 01/25/36 (2)	7,842,298
13,477,768	Park Place Securities, Inc. (05-WCW1-M1), 0.641%, due 09/25/35 (2)	13,416,970
6,211,288	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	5,865,779
6,824,463	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	7,422,538
3,814,880	RAAC Series Trust (07-SP1-A3), 0.671%, due 03/25/37 (2)	3,697,197
1,453,999	RALI Trust (05-QA13-2A1), 3.557%, due 12/25/35 (2)(6)	1,262,554
6,528,722	RALI Trust (05-QA7-A21), 3.026%, due 07/25/35 (2)(6)	5,861,376
13,098,528	RALI Trust (06-QA3-A1), 0.391%, due 04/25/36 (2)(6)	11,861,420

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$719,889	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	$724,345
14,969,277	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.255%, due 07/25/35 (2)(6)	12,340,853
2,143,914	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (6)	1,921,666
33,890	Residential Accredit Loans, Inc. (06-QA1-A21), 3.747%, due 01/25/36 (2)(6)	27,212
28,513,446	Residential Accredit Loans, Inc. (06-QA10-A2), 0.371%, due 12/25/36 (2)(6)	22,231,506
41,708	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.441%, due 02/25/36 (2)(6)	29,836
9,682,197	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.461%, due 02/25/46 (2)	6,052,980
77,995,928	Residential Accredit Loans, Inc. (06-QS10-AV), 0.559%, due 08/25/36 (I/O) (2)	1,851,116
76,904,016	Residential Accredit Loans, Inc. (06-QS11-AV), 0.341%, due 08/25/36 (I/O) (2)	1,113,032
6,406,303	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	5,576,943
107,757,760	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.747%, due 06/25/36 (I/O) (2)	3,388,066
23,234,954	Residential Accredit Loans, Inc. (06-QS7-AV), 0.652%, due 06/25/36 (I/O) (2)	710,606
784,403	Residential Accredit Loans, Inc. (06-RS3-A3), 0.391%, due 05/25/36 (2)(6)	776,482
5,179,711	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.169%, due 01/25/37 (I/O) (2)	38,734
39,174,419	Residential Accredit Loans, Inc. (07-QS2-AV), 0.326%, due 01/25/37 (I/O) (2)	548,040
150,070,185	Residential Accredit Loans, Inc. (07-QS3-AV), 0.334%, due 02/25/37 (I/O) (2)	2,460,776
17,380,570	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.382%, due 03/25/37 (I/O) (2)	243,919
24,834,261	Residential Accredit Loans, Inc. (07-QS5-AV), 0.249%, due 03/25/37 (I/O) (2)	309,534
5,688,937	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	4,586,912
36,209,903	Residential Accredit Loans, Inc. (07-QS8-AV), 0.394%, due 06/25/37 (I/O) (2)	593,680
57,299	Residential Funding Mortgage Securities I (05-SA5-2A), 3.022%, due 11/25/35 (2)(6)	50,915
3,823,351	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	3,476,470
1,321,200	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (6)	1,224,514
14,599,161	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	13,429,768
47,919	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.071%, due 04/25/37 (2)(6)	42,016
16,062,297	Saxon Asset Securities Trust (06-2-A2), 0.321%, due 09/25/36 (2)	15,550,344
20,268,785	Saxon Asset Securities Trust (06-3-A3), 0.361%, due 10/25/46 (2)	16,702,756
25,451,155	Saxon Asset Securities Trust (07-2-A2D), 0.791%, due 05/25/47 (2)	18,358,918
3,958,820	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.531%, due 02/25/37 (2)	2,495,613
50,907,753	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.421%, due 02/25/37 (2)	27,882,428
24,466,834	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.331%, due 01/25/37 (2)	17,219,660
1,557,483	Sequoia Mortgage Trust (03-8-A1), 0.828%, due 01/20/34 (2)	1,420,707
5,582,618	SG Mortgage Securities Trust (05-OPT1-A3), 0.541%, due 10/25/35 (2)	5,474,901

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$28,417,837	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.431%, due 12/25/36 (1)(2)	$17,083,468
2,040,389	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.491%, due 11/25/35 (2)	2,035,633
18,215,793	Soundview Home Equity Loan Trust (06-2-A4), 0.461%, due 03/25/36 (2)	18,033,699
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.421%, due 06/25/36 (2)	7,359,373
2,878,088	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.331%, due 12/25/36 (2)	2,849,895
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.441%, due 08/25/37 (2)	2,959,699
676,625	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.641%, due 06/25/36 (2)	676,200
2,013,754	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.541%, due 09/25/36 (2)	1,979,953
25,718	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.341%, due 09/25/37 (2)	15,288
4,567,320	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.451%, due 09/25/34 (2)	4,546,141
8,247,630	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.404%, due 10/25/34 (2)	8,475,451
11,412,473	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.141%, due 08/25/35 (2)	10,941,263
1,392,002	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.589%, due 01/25/36 (2)(6)	1,357,013
893,582	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 4.906%, due 03/25/36 (2)(6)	751,092
3,676,110	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 5.134%, due 05/25/36 (2)(6)	3,191,136
8,877,125	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.603%, due 06/25/36 (2)(6)	7,514,658
5,960,201	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.617%, due 02/25/37 (2)(6)	5,164,103
1,564,841	Structured Asset Investment Loan Trust (05-3-M1), 0.761%, due 04/25/35 (2)	1,566,190
254,991	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.372%, due 05/25/36 (2)	173,474
42,778,254	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.67%, due 08/25/47 (2)	35,979,891
1,329,804	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	1,343,271
21,009,907	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.341%, due 07/25/36 (1)(2)	20,558,047
14,345,000	Structured Asset Securities Corp. (06-WF2-A4), 0.497%, due 07/25/36 (2)	13,490,870
454,593	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 2.728%, due 04/25/37 (2)(6)	378,981
21,837	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.732%, due 06/25/37 (2)	19,936
1,689,408	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.706%, due 01/25/37 (2)	1,678,056
12,863,972	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.427%, due 08/25/36 (2)	8,225,896
13,316,111	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.391%, due 01/25/35 (2)	13,447,101
14,239,890	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.481%, due 10/25/45 (2)	13,473,246
1,147,552	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.62%, due 10/25/45 (2)	1,133,434
3,046,827	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.39%, due 12/25/35 (2)	2,810,387
4,522,700	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.356%, due 01/25/36 (2)	4,331,176
424,950	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.501%, due 01/25/45 (2)	396,177
11,469,447	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.511%, due 07/25/45 (2)	10,984,735
30,618,603	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.24%, due 01/25/46 (2)	29,452,491

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$7,631,344	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.13%, due 09/25/46 (2)	$6,507,408
8,341,818	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.966%, due 12/25/46 (2)	7,775,192
152,535	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.348%, due 11/25/30 (2)	152,613
2,333,529	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	2,139,802
3,935,395	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.791%, due 07/25/36 (2)(6)	2,530,008
6,701,784	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 0.361%, due 12/25/36 (2)	5,314,957
8,030,337	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.89%, due 12/25/46 (2)(6)	5,450,278
7,482,862	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.87%, due 01/25/47 (2)(6)	5,355,125
2,734,053	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.93%, due 04/25/47 (2)(6)	2,095,165
8,057,651	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.501%, due 06/25/37 (2)(6)	6,567,106
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.467%, due 04/25/36 (2)	10,552,926
16,361,317	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 0.341%, due 01/25/37 (2)	15,697,833
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.511%, due 03/25/37 (2)	3,882,625
10,736,899	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.692%, due 03/27/37 (1)(2)	10,584,166
9,250,462	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.331%, due 09/27/47 (1)(2)	8,938,522
6,451,412	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.618%, due 01/25/35 (2)	6,439,206
11,652,745	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.737%, due 08/25/36 (2)	10,898,965
7,826,072	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.672%, due 03/25/36 (2)	7,795,738
4,427,315	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.732%, due 05/25/36 (2)(6)	4,091,216
8,971,836	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (6)	8,980,019
802,035	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.71%, due 08/25/37 (2)(6)	716,579
4,231,349	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	4,474,110

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,174,505,403)	2,540,603,211

	U.S. Government Agency Obligation (Cost 44,320,080) (0.5%)
44,400,000	Federal Home Loan Bank, 1.25%, due 06/28/30	44,448,218

	U.S. Treasury Securities (19.1%)
390,325,000	U.S. Treasury Bond, 3%, due 05/15/45	395,813,750

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Principal Amount	Fixed Income Securities	Value
$241,760,000	U.S. Treasury Note, 0.25%, due 08/15/15	$241,769,429
377,955,000	U.S. Treasury Note, 0.25%, due 11/30/15	378,079,253
71,669,000	U.S. Treasury Note, 1.25%, due 09/30/15	71,800,584
104,360,000	U.S. Treasury Note, 1.625%, due 06/30/20	104,779,972
383,160,000	U.S. Treasury Note, 2.125%, due 05/15/25	380,495,850
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	84,956,498

	Total U.S. Treasury Securities (Cost: $1,629,251,764)	1,657,695,336

	Total Fixed Income Securities (Cost: $8,621,342,822) (104.6%)	9,101,998,898

Number of Shares	Money Market Investments
165,877,000	Dreyfus Institutional Cash Advantage Fund, 0.08% (7)	165,877,000
174,178,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (7)	174,178,000

	Total Money Market Investments (Cost: $340,055,000) (3.9%)	340,055,000

Principal Amount	Short-Term Investments
	Commercial Paper (0.6%)
	Banks (Cost: $49,988,889) (0.6%)
$50,000,000	Macquarie Bank, Ltd. (Australia), 0.254%, due 09/02/15 (8)	49,988,889

	Discount Notes (3.9%)
82,500,000	Federal Home Loan Bank Discount Note, 0.01%, due 08/12/15 (8)	82,498,677
90,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 09/11/15 (8)	89,992,518
87,200,000	Federal Home Loan Bank Discount Note, 0.01%, due 08/28/15 (8)	87,194,441
80,000,000	Federal National Mortgage Association Discount Note, 0.1%, due 08/17/15 (8)	79,996,444

	Total Discount Notes (Cost: $339,682,080)	339,682,080

	Repurchase Agreement (Cost: $170,140,278) (1.9%)
170,140,278	State Street Bank & Trust Company, 0%, due 08/03/15 (collateralized by $179,445,000 Federal Home Loan Mortgage Corp., rates ranging from 2%-2.06% and maturity dates ranging from 10/17/22-11/02/22, valued at $173,546,115) (Total Amount to be Received Upon Repurchase $170,140,278)	170,140,278

	U.S. Treasury Security (Cost: $4,679,975) (0.1%)
4,680,000	U.S. Treasury Bill, 0.01%, due 08/20/15 (8)(9)	4,679,975

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2015

Total Short-Term Investments (Cost: $564,491,222) (6.5%)	564,491,222

Total Investments (Cost: $9,525,889,044) (115.0%)	10,006,545,120
Liabilities in Excess of Other Assets (-15.0%)	(1,307,410,464)

Net Assets (100.0%)	$8,699,134,656

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
2,255	90 Day Eurodollar Futures	06/13/16	$558,760,813	$2,219,805
2,255	90 Day Eurodollar Futures	09/19/16	557,605,125	2,022,493
2,255	90 Day Eurodollar Futures	12/19/16	556,477,625	1,882,316

			$1,672,843,563	$6,124,614

Notes to the Schedule of Investments:

ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable-Rate Mortgage.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $683,214,452 or 7.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2015.

(3)		As of July 31, 2015, security is not accruing interest.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)		Rate disclosed is the 7-day net yield as of July 31, 2015.

(8)		Rate shown represents yield-to-maturity.

(9)		All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2015

Industry	Percentage of Net Assets
Asset-Backed Securities	5.9%
Commercial Mortgage-Backed Securities — Agency	5.8
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Residential Mortgage-Backed Securities — Agency	43.4
Residential Mortgage-Backed Securities — Non-Agency	29.2
U.S. Government Agency Obligations	0.5
U.S. Treasury Securities	19.1
Money Market Investments	3.9
Short-Term Investments	6.5

Total	115.0%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing price as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available including short-term securities are valued with prices furnished by independent pricing services or by broker dealers. Repurchase agreements are priced at cost which approximates market value. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over the counter options are valued using dealer quotations. Securities for which market quotations are not readily available, including circumstances under which prices received are not reflective of a security’s market value, are determined at their fair value in good faith by the Advisor under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into multiple levels within the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if the discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise the fair values would be categorized in Level 3.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

U.S. and foreign government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of July 31, 2015 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$286,573,704	$—	$286,573,704
Municipal Bonds	—	11,865,224	—	11,865,224
Foreign Government Bonds	—	210,812	—	210,812
Asset-Backed Securities	—	144,154,984	—	144,154,984
Commercial Mortgage-Backed Securities — Agency	—	109,453,959	—	109,453,959
Commercial Mortgage-Backed Securities — Non-Agency	—	69,798,987	—	69,798,987
Residential Mortgage-Backed Securities — Agency	—	404,690,978	—	404,690,978
Residential Mortgage-Backed Securities — Non-Agency	—	154,441,996	—	154,441,996
U.S. Government Agency Obligations	—	20,265,902	—	20,265,902
U.S. Treasury Securities	319,200,916	97,997,395	—	417,198,311

Total Fixed Income Securities	319,200,916	1,299,453,941	—	1,618,654,857

Money Market Investments	65,563,000	—	—	65,563,000
Short-Term Investments*	99,991	147,974,045	—	148,074,036

Total Investments	$384,863,907	$1,447,427,986	$—	$1,832,291,893

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Aerospace/Defense	$—		$15,920,100	$—	$15,920,100
Airlines	—		95,224,196	—	95,224,196
Auto Parts & Equipment	—		11,948,000	—	11,948,000
Banks	—		442,000,872	—	442,000,872
Building Materials	—		52,743,000	1,818,000	54,561,000
Commercial Services	—		34,911,612	—	34,911,612
Diversified Financial Services	—		97,459,505	—	97,459,505
Electric	—		152,804,768	—	152,804,768
Foreign Government Bonds	—		2,134,695,223	—	2,134,695,223
Holding Companies — Diversified	—		21,342,880	—	21,342,880
Household Products/Wares	—		14,182,502	—	14,182,502
Media	—		21,494,687	—	21,494,687
Mining	—		62,564,225	—	62,564,225
Oil & Gas	—		371,237,560	—	371,237,560
Real Estate	—		31,673,000	—	31,673,000
Regional (State & Province)	—		13,599,113	—	13,599,113
Retail	—		18,105,413	—	18,105,413
Telecommunications	—		151,031,408	—	151,031,408
Transportation	—		28,866,000	—	28,866,000

Total Fixed Income Securities	—		3,771,804,064	1,818,000	3,773,622,064

Equity Securities
Miscellaneous Manufacturers	—	*	—	—	— *

Total Equity Securities	—	*	—	—	— *

Short-Term Investments	2,275,985		265,614,180	—	267,890,165

Total Investments	2,275,985		4,037,418,244	1,818,000	4,041,512,229

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		6,227,195	—	6,227,195

Total	$2,275,985		$4,043,645,439	$1,818,000	$4,047,739,424

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(3,089,429)	$—	$(3,089,429)
Futures
Interest Rate Risk	(1,420,658)		—	—	(1,420,658)

Total	$(1,420,658)		$(3,089,429)	$—	$(4,510,087)

*	Amount rounds to less than $1.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Diversified Financial Services	$—	$4,646,633	$—	$4,646,633
Electric	—	5,669,138	—	5,669,138
Foreign Government Bonds	—	221,132,970	—	221,132,970
Real Estate	—	1,312,294	—	1,312,294

Total Fixed Income Securities	—	232,761,035	—	232,761,035

Purchased Options	—	103,431	—	103,431

Short-Term Investments	—	15,436,439	—	15,436,439

Total Investments	—	248,300,905	—	248,300,905

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	3,280,799	—	3,280,799

Total	$—	$251,581,704	$—	$251,581,704

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,855,536)	$—	$(1,855,536)
Written Options
Foreign Currency Risk	—	(10,220)	—	(10,220)

Total	$—	$(1,865,756)	$—	$(1,865,756)

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$33,348	$—	$33,348
Commercial Mortgage-Backed Securities — Agency	—	20,626	—	20,626
Commercial Mortgage-Backed Securities — Non-Agency	—	34,206	—	34,206
Residential Mortgage-Backed Securities — Agency	—	72,978	—	72,978
Residential Mortgage-Backed Securities — Non-Agency	—	447,639	—	447,639
Corporate Bonds*	—	601,527	—	601,527
U.S. Government Agency Obligations	—	20,038	—	20,038

Total Fixed Income Securities	—	1,230,362	—	1,230,362

Money Market Investments	60,000	—	—	60,000
Short-Term Investments*	194,996	1,044,209	—	1,239,205

Total Investments	$254,996	$2,274,571	$—	$2,529,567

Liability Derivatives
Total Return Swaps
Commodity Risk	$—	$(171,580)	$—	$(171,580)

Total	$—	$(171,580)	$—	$(171,580)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$2,847,765	$—	$2,847,765
Foreign Government Bonds	—	5,266,082	—	5,266,082
Asset-Backed Securities	—	813,862	—	813,862
Commercial Mortgage-Backed Securities — Agency	—	541,855	—	541,855
Commercial Mortgage-Backed Securities — Non-Agency	—	237,191	14,294	251,485
Residential Mortgage-Backed Securities — Agency	—	2,107,799	—	2,107,799
Residential Mortgage-Backed Securities — Non-Agency	—	938,372	—	938,372
U.S. Government Agency Obligations	—	240,304	—	240,304
U.S. Treasury Securities	1,508,301	—	—	1,508,301

Total Fixed Income Securities	1,508,301	12,993,230	14,294	14,515,825

Money Market Investments	139,000	—	—	139,000
Short-Term Investments*	134,996	1,367,136	—	1,502,132

Total Investments	1,782,297	14,360,366	14,294	16,156,957

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,906	—	1,906

Total	$1,782,297	$14,362,272	$14,294	$16,158,863

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,611)	$—	$(6,611)

Total	$—	$(6,611)	$—	$(6,611)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$783,690	$—	$783,690
Corporate Bonds*	—	19,777,288	—	19,777,288
Residential Mortgage-Backed Securities — Non-Agency	—	60,116	—	60,116

Total Fixed Income Securities	—	20,621,094	—	20,621,094

Money Market Investments	30,000	—	—	30,000
Short-Term Investments	949,980	835,430	—	1,785,410

Total Investments	$979,980	$21,456,524	$—	$22,436,504

Asset Derivatives
Swap Agreements
Credit Risk	—	12,874	—	12,874

Total	$979,980	$21,469,398	$—	$22,449,378

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$364,558	$—	$364,558
Commercial Mortgage-Backed Securities — Non-Agency	—	391,829	—	391,829
Residential Mortgage-Backed Securities — Agency	—	3,231,446	—	3,231,446
Residential Mortgage-Backed Securities — Non-Agency	—	275,213	—	275,213
Corporate Bonds*	—	2,561,794	—	2,561,794

Total Fixed Income Securities	—	6,824,840	—	6,824,840

Money Market Investments	40,000	—	—	40,000
Short-Term Investments*	—	2,159,714	—	2,159,714

Total Investments	$40,000	$8,984,554	$—	$9,024,554

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$517,792,110	$—	$517,792,110
Commercial Mortgage-Backed Securities — Agency	—	503,718,871	—	503,718,871
Commercial Mortgage-Backed Securities — Non-Agency	—	59,316,508	—	59,316,508
Residential Mortgage-Backed Securities — Agency	—	3,778,424,644	—	3,778,424,644
Residential Mortgage-Backed Securities — Non-Agency	—	2,529,345,708	11,257,503	2,540,603,211
U.S. Government Agency Obligation	—	44,448,218	—	44,448,218
U.S. Treasury Securities	1,657,695,336	—	—	1,657,695,336

Total Fixed Income Securities	1,657,695,336	7,433,046,059	11,257,503	9,101,998,898

Money Market Investments	340,055,000	—	—	340,055,000
Short-Term Investments*	4,679,975	559,811,247	—	564,491,222

Total Investments	2,002,430,311	7,992,857,306	11,257,503	10,006,545,120

Asset Derivatives
Futures
Interest Rate Risk	6,124,614	—	—	6,124,614

Total	$2,008,554,925	$7,992,857,306	$11,257,503	$10,012,669,734

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2014	$—	$—	$—	$12,420,671
Accrued Discounts (Premiums)	—	(5,244)	—	—
Realized Gain (Loss)	—	—	2,874	(1,168,912)
Change in Unrealized Appreciation	—	(1,953)	—	5,744
Purchases	—	21,491	—	—
Sales	—	—	(2,874)	—
Transfers in to Level 3 (1)	1,818,000	—	—	—
Transfers out of Level 3 (1)	—	—	—	—

Balance as of July 31, 2015	$1,818,000	$14,294	$—	$11,257,503

Change in Unrealized Appreciation from Investments Still Held at July 31, 2015	$—	$(1,953)	$—	$5,744

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2015, are as follows:

Description	Fair Value at 7/31/2015	Valuation Techniques*	Unobservable Input	Range
TCW Emerging Markets Income Fund
Corporate Bond	$1,818,000	Third-party Vendor	Vendor Price	$3.03
TCW Global Bond Fund
Commercial Mortgage-Backed Securities - Non-Agency	$14,294	Third-party Vendor	Vendor Prices	$0.254 - $0.46
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$11,257,503	Third-party Vendor	Vendor Prices	$0.748 - $3.144

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the third-party vendors using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Funds’ President, General Counsel, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2015, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$6,227	$—	$6,227

Total Value	$—	$—	$6,227	$—	$6,227

Liability Derivatives
Forward Currency Contracts	$—	$—	$(3,089)	$—	$(3,089)
Futures Contracts	—	—	—	(1,421)	(1,421)

Total Value	$—	$—	$(3,089)	$(1,421)	$(4,510)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—	$—	$363,501,777	$—	$363,501,777
Futures Contracts	—	—	—	2,510	2,510
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Investments (1)	$—	$—	$103	$—	$103
Forward Currency Contracts	—	—	3,281	—	3,281

Total Value	$—	$—	$3,384	$—	$3,384

Liabilities Derivatives
Forward Currency Contracts	$—	$—	$(1,856)	$—	$(1,856)
Written Options	—	—	(10)	—	(10)

Total Value	$—	$—	$(1,866)	$—	$(1,866)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—	$—	$161,458,465	$—	$161,458,465
Purchased Options	—	—	17,130,000	—	17,130,000
Written Options	—	—	17,130,000	—	17,130,000
TCW Enhanced Commodity Strategy Fund
Liability Derivatives
Open Swap Agreements, at Value	$(172)	$—	$—	$—	$(172)

Total Value	$(172)	$—	$—	$—	$(172)

Notional Amounts or Shares/Units (2)
Swap Agreements	$2,890,539	$—	$—	$—	$2,890,539
TCW Global Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$—	$2	$—	$2

Total Value	$—	$—	$2	$—	$2

Liabilities Derivatives
Forward Currency Contracts	$—	$—	$(7)	$—	$(7)

Total Value	$—	$—	$(7)	$—	$(7)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—	$—	$1,818,124	$—	$1,818,124
TCW High Yield Bond Fund
Asset Derivatives
Open Swap Agreements, at Value	$—	$13	$—	$—	$13

Total Value	$—	$13	$—	$—	$13

Notional Amounts or Shares/Units (2)
Swap Agreements	$—	$675,000	$—	$—	$675,000
TCW Total Return Bond Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$6,125	$6,125

Total Value	$—	$—	$—	$6,125	$6,125

Notional Amounts or Shares/Units (2)
Futures Contracts	—	—	—	6,765	6,765

(1)	Represents purchased options, at value.

(2)	Amount represents the number of contracts or notional value outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2015 are disclosed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Transactions in written option contracts during the period ended July 31, 2015, were as follows:

TCW Emerging Markets Local Currency Income Fund

	Call Contracts	Call Premiums
Options outstanding at October 31, 2014	—	$—
Options written	95,700,000	246,487
Options terminated in closing purchase transactions	(78,570,000)	(199,964)
Options exercised	—	—
Options expired	—	—

Options outstanding at July 31, 2015	17,130,000	$46,523

Future Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund, and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2015 are listed in the Schedule of Investments.

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2015, the TCW High Yield Bond Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at July 31, 2015 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities: The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with the market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregates cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2015.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2015.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2015.

Note 2 – Federal Income Taxes

At July 31, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$28,864	$(11,356)	$17,508	$1,814,784
TCW Emerging Markets Income Fund	34,471	(245,658)	(211,187)	4,252,699
TCW Emerging Markets Local Currency Income Fund	676	(33,602)	(32,926)	281,227
TCW Enhanced Commodity Strategy Fund	47	(4)	43	2,487
TCW Global Bond Fund	642	(848)	(206)	16,363
TCW High Yield Bond Fund	297	(188)	109	22,328
TCW Short Term Bond Fund	22	(68)	(46)	9,071
TCW Total Return Bond Fund	522,320	(31,261)	491,059	9,515,486

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2015.

Note 4 – Recently Issued Accounting Pronouncements

In June 2014, Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 14, 2015

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	September 14, 2015